UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03651
Touchstone Strategic Trust - June Funds
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
Registrant's telephone number, including area code:
800-638-8194
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2026

Item 1: Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

Touchstone Balanced Fund CLASS A - SEBLX

Touchstone Balanced Fund CLASS C - SBACX

Touchstone Balanced Fund CLASS Y - SIBLX

Touchstone Balanced Fund CLASS R6 - TBARX

Touchstone Core Municipal Bond Fund CLASS A - TOHAX

Touchstone Core Municipal Bond Fund CLASS C - TOHCX

Touchstone Core Municipal Bond Fund CLASS Y - TOHYX

Touchstone Core Municipal Bond Fund INSTITUTIONAL CLASS - TOHIX

Touchstone International Value Fund CLASS A - SWRLX

Touchstone International Value Fund CLASS C - SWFCX

Touchstone International Value Fund CLASS Y - SIIEX

Touchstone International Value Fund INSTITUTIONAL CLASS - TOIIX

Touchstone Large Cap Focused Fund CLASS A - SENCX

Touchstone Large Cap Focused Fund CLASS C - SCSCX

Touchstone Large Cap Focused Fund CLASS Y - SICWX

Touchstone Large Cap Focused Fund INSTITUTIONAL CLASS - SCRLX

Touchstone Large Cap Focused Fund CLASS R6 - TSRLX

Touchstone Large Cap Fund CLASS A - TACLX

Touchstone Large Cap Fund CLASS C - TFCCX

Touchstone Large Cap Fund CLASS Y - TLCYX

Touchstone Large Cap Fund INSTITUTIONAL CLASS - TLCIX

Touchstone Small Company Fund CLASS A - SAGWX

Touchstone Small Company Fund CLASS C - SSCOX

Touchstone Small Company Fund CLASS Y - SIGWX

Touchstone Small Company Fund INSTITUTIONAL CLASS - TICSX

Touchstone Small Company Fund CLASS R6 - SSRRX

Touchstone Value Fund CLASS A - TVLAX

Touchstone Value Fund CLASS C - TVLCX

Touchstone Value Fund CLASS Y - TVLYX

Touchstone Value Fund INSTITUTIONAL CLASS - TVLIX

Touchstone Value Fund CLASS R6 - TVLRX

Touchstone Balanced Fund
CLASS A | SEBLX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.98%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class A shares performance was 9.71% (excluding sales loads) for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	4.24%	5.23%	9.18%
Class A - excluding sales load	9.71%	6.32%	9.74%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[2]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SEBLX-2606
Touchstone Balanced Fund
CLASS C | SBACX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.76%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class C shares performance was 8.87% (excluding sales loads) for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	7.87%	5.50%	9.08%
Class C - excluding sales load	8.87%	5.50%	9.08%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[2]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SBACX-2606
Touchstone Balanced Fund
CLASS Y | SIBLX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$80	0.76%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class Y shares performance was 9.95% for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	9.95%	6.55%	9.97%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[2]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SIBLX-2606
Touchstone Balanced Fund
CLASS R6 | TBARX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.63%
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing capital appreciation and current income by investing primarily in a diversified portfolio comprised of 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class R6 shares performance was 10.10% for the reporting period.
The Fund maintained a modest overweight to equities, reflecting a constructive outlook balanced against elevated valuations and continued policy and geopolitical uncertainty. Following a strong equity rally and tighter credit spreads, both equity and fixed income valuations were expensive relative to history. As of period end, the S&P 500® was near all-time highs, after falling in March 2026, and valuations were at levels moderately above long-term averages. Credit spreads were modestly tighter over the reporting period and at levels which were expensive relative to history.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Allocation	Positive	The Fund was overweight equities relative to the blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index in a period where equities outperformed fixed income.
Equity	Negative	Security selection had a negative impact on relative performance within the equity allocation, primarily due to underperformance within Information Technology sector (Microsoft Corporation and Oracle Corporation).
Fixed Income	Positive	Fixed income was a positive contributor primarily due to positive sector allocation and security selection.
Over the reporting period, the Fund increased its risk profile, given an improving economic outlook. As a result, the Fund’s portfolio remained approximately 64% invested in equities, which emphasized companies the Fund believed were high-quality companies with durable competitive advantages, strong returns on capital, and pricing power. Within fixed income, the Fund remained underweight U.S. Treasuries and overweight Investment Grade Credit, Securitized products, and High Yield corporates, while it maintained a higher-quality bias and longer duration than the Bloomberg US Aggregate Bond Index.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	10.10%	6.67%	9.92%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US Aggregate Bond Index	3.79%	0.08%	1.54%
60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index[3]	14.81%	7.80%	10.05%
Russell 3000® Index	22.81%	12.30%	15.06%
60% Russell 1000® Index and 40% Bloomberg US Aggregate Bond Index	14.57%	7.83%	10.05%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the period prior to October 28, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the 60% Bloomberg US 1000 Index and 40% Bloomberg US Aggregate Bond Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$985,339,111
Total number of portfolio holdings	528
Total advisory fees paid	$4,758,431
Portfolio turnover rate	88%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	63.9%
Corporate Bonds	17.7%
U.S. Treasury Obligations	10.2%
Non-Agency Collateralized Mortgage Obligations	2.2%
U.S. Government Mortgage-Backed Obligations	1.4%
Commercial Mortgage-Backed Securities	1.4%
Agency Collateralized Mortgage Obligations	1.1%
Asset-Backed Securities	0.9%
Sovereign Government Obligations	0.2%
Short-Term Investment Funds	1.9%
Other Assets/Liabilities (Net)	(0.9)%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.4%
AA/Aa	18.2%
A/A	18.8%
BBB/Baa	22.5%
BB/Ba	2.0%
B/B	0.9%
CCC	0.1%
Not Rated	3.1%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TBARX-2606
Touchstone Core Municipal Bond Fund
CLASS A | TOHAX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class A shares performance was 5.63% (excluding sales loads) for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.

Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	2.16%	0.00%	1.10%
Class A - excluding sales load	5.63%	0.66%	1.60%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHAX-2606
Touchstone Core Municipal Bond Fund
CLASS C | TOHCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	1.49%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class C shares performance was 4.91% (excluding sales loads) for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	3.91%	-0.14%	0.96%
Class C - excluding sales load	4.91%	-0.14%	0.96%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHCX-2606
Touchstone Core Municipal Bond Fund
CLASS Y | TOHYX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$57	0.55%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Class Y shares performance was 5.79% for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y1	5.79%	0.97%	1.88%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHYX-2606
Touchstone Core Municipal Bond Fund
INSTITUTIONAL CLASS | TOHIX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Core Municipal Bond Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$49	0.48%
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income exempt from federal income taxes, consistent with the protection of capital by investing primarily in high-quality, municipal debt issued by U.S. states and their subdivisions, authorities, instrumentalities and corporations, as well as obligations issued by U.S. territories.
The Fund's Institutional Class shares performance was 5.97% for the reporting period.
The U.S. economy navigated a challenging 12-month stretch marked by tariff-driven, stubborn inflation, with core personal consumption expenditures reaching 3.8% year-over-year by April 2026, sluggish growth, and escalating geopolitical risk stemming from the U.S.-Iran conflict that drove energy prices higher and stoked further inflationary pressure. The Federal Reserve (Fed) held rates steady through mid-2025 before cutting twice in the fall of 2025 amid labor market softening, then pivoted back to a prolonged hold as inflation re-accelerated, with markets by June 2026 fully pricing in a rate hike by year-end under the new Fed Chair. Against this backdrop, the U.S. municipal bond market experienced volatility but ultimately proved resilient, attracting record fund inflows on the back of attractive tax-equivalent yields, with the municipal curve steepening materially as the rate outlook shifted from easing to potential tightening.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Tilt	Negative	The Fund's barbell yield curve positioning detracted from relative performance over the reporting period. Although the Fund’s portfolio benefited from the late-period bull flattening, those gains did not fully offset earlier losses as long-term yields rose sharply during the preceding steepening phase.
Security Selection	Negative	Security selection modestly detracted from relative performance, driven primarily by issuer selection within single-A and BBB-rated Revenue bonds, partially offset by stronger selection within General Obligation bonds.
Sector Positioning	Positive	Sector weightings delivered a slight contribution to performance.
During the period, the Fund purchased Kentucky State Housing Corporation bonds because their Aa1 credit quality, favorable structural characteristics, and attractive valuation offered an opportunity to enhance portfolio income. The bonds were funded through the sale of Bell County, Texas bonds, which increased portfolio income by approximately 65 basis points while maintaining comparable credit quality.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	5.97%	0.98%	1.91%
Bloomberg Municipal Bond Index	7.03%	1.05%	2.15%
[1]	The inception date was August 30, 2016. Performance information was calculated using the historical performance of Class A shares for the periods prior to August 30, 2016.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$42,508,980
Total number of portfolio holdings	82
Total advisory fees paid	$169,026
Portfolio turnover rate	31%
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Fixed Rate Revenue Bonds	68.2%
General Obligation Bonds	29.2%
Short-Term Investment Fund	1.5%
Other Assets/Liabilities (Net)	1.1%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	6.2%
AA/Aa	48.7%
A/A	32.3%
BBB/Baa	9.3%
BB/Ba	2.2%
Not Rated	1.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investors Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOHIX-2606
Touchstone International Value Fund
CLASS A | SWRLX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$154	1.26%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class A shares performance was 45.23% (excluding sales loads) for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	37.99%	11.58%	10.23%
Class A - excluding sales load	45.23%	12.73%	10.80%
Bloomberg World ex US Large & Mid Cap Index[1]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SWRLX-2606
Touchstone International Value Fund
CLASS C | SWFCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$226	1.85%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class C shares performance was 44.31% (excluding sales loads) for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	43.31%	12.03%	10.03%
Class C - excluding sales load	44.31%	12.03%	10.03%
Bloomberg World ex US Large & Mid Cap Index[1]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SWFCX-2606
Touchstone International Value Fund
CLASS Y | SIIEX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$109	0.89%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Class Y shares performance was 45.77% for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	45.77%	13.15%	11.18%
Bloomberg World ex US Large & Mid Cap Index[1]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SIIEX-2606
Touchstone International Value Fund
INSTITUTIONAL CLASS | TOIIX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone International Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$95	0.77%
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by investing primarily in equity securities of companies in non-U.S. developed and emerging market countries. The investment philosophy focuses on identifying businesses whose securities are out-of-favor (undervalued) in the marketplace at the time of purchase in light of factors such as the company’s earnings, book value, revenues or cash flow but show signs of recent improvement.
The Fund's Institutional Class shares performance was 45.89% for the reporting period.
International equity markets advanced over the reporting period. The MSCI ACWI Ex USA Index returned 27.66%, while the MSCI ACWI Ex USA Value Index returned 33.21%, reflecting a favorable backdrop for international value stocks over the reporting period. Market leadership was uneven across the year, with Financials, cyclical value areas such as Industrials and Materials sectors, coupled with later-period strength in Information Technology sector and AI-related semiconductor names all primarily driving results.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Value Style	Positive	The Fund's value orientation was helpful over the period, as the MSCI ACWI Ex USA Value Index outperformed the broader, blended style MSCI ACWI Ex USA Index. The portfolio’s deep value bias had a positive impact on relative returns for the year as companies that were cheap on the basis of cash flows and earnings materially outperformed their more expensive counterparts within the MSCI ACWI Ex USA Index.
Sector Allocation	Negative	Sector allocation relative losses were the result of Information Technology (underweight), Health Care (overweight), and Consumer Discretionary (overweight) positions.
Information Technology and Industrial sector stocks	Positive	The Fund’s stock performance positively contributed to relative results. Stock holdings such as SK Square Co. Ltd. (Industrials; South Korea), Samsung Electronics Co., Ltd. (IT; South Korea), and Kingboard Holdings Ltd. (IT; China) were among the largest relative performance contributors.
Market Capitalization	Negative	The Fund’s investment in smaller capitalization companies versus the MSCI ACWI Ex USA Index detracted from relative returns for the period.
The Fund’s portfolio was overweight Financials, Energy, and Health Care sectors while underweight Information Technology, Industrials, and Communication Services sectors relative to the MSCI ACWI Ex USA. At the industry level, the portfolio was overweight Insurance, Pharmaceuticals, and Electronic Equipment Components while underweight Semiconductor & Semiconductor Equipment, Electrical Equipment, and Aerospace & Defense relative to the MSCI ACWI Ex USA.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	45.89%	13.26%	11.23%
Bloomberg World ex US Large & Mid Cap Index[2]	27.42%	8.41%	9.88%
MSCI All Country World Ex USA Index	27.66%	8.79%	9.93%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.
[2]	The Fund changed its broad-based securities market index to the Bloomberg World ex US Large & Mid Cap Index which is similarly representative of the overall securities market applicable to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$185,981,820
Total number of portfolio holdings	89
Total advisory fees paid	$1,032,354
Portfolio turnover rate	39%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	26.5%
Information Technology	18.6%
Industrials	11.7%
Health Care	9.0%
Materials	7.2%
Consumer Discretionary	7.0%
Energy	6.6%
Consumer Staples	5.2%
Communication Services	3.0%
Utilities	2.1%
Real Estate	0.8%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	12.2%
South Korea	10.4%
United Kingdom	8.5%
China	7.5%
Taiwan	7.4%
France	6.9%
Canada	6.3%
India	4.2%
Germany	4.1%
Netherlands	3.7%
Australia	3.7%
Switzerland	3.4%
Other Countries	18.4%
Preferred Stocks	1.0%
Short-Term Investment Funds	3.0%
Other Assets/Liabilities (Net)	(0.7)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TOIIX-2606
Touchstone Large Cap Focused Fund
CLASS A | SENCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.97%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class A shares performance was 13.37% (excluding sales loads) for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	7.70%	8.73%	13.96%
Class A - excluding sales load	13.37%	9.85%	14.55%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SENCX-2606
Touchstone Large Cap Focused Fund
CLASS C | SCSCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.80%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class C shares performance was 12.44% (excluding sales loads) for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	11.44%	8.97%	13.81%
Class C - excluding sales load	12.44%	8.97%	13.81%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SCSCX-2606
Touchstone Large Cap Focused Fund
CLASS Y | SICWX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.73%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class Y shares performance was 13.64% for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	13.64%	10.14%	14.85%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SICWX-2606
Touchstone Large Cap Focused Fund
INSTITUTIONAL CLASS | SCRLX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.70%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Institutional Class shares performance was 13.69% for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	13.69%	10.17%	14.90%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SCRLX-2606
Touchstone Large Cap Focused Fund
CLASS R6 | TSRLX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Focused Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.66%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in large capitalization equity securities that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The sub-adviser believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class R6 shares performance was 13.72% for the reporting period.
The U.S. equity market saw strong performance during the reporting period, with multiple all-time highs dispersed throughout the span of the year. Gains were largely driven by enthusiasm surrounding artificial intelligence and adjacent industries alongside solid corporate earnings growth and resilient domestic economic conditions despite headwinds from geopolitical risks and Federal Reserve uncertainty.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Non-U.S. stocks	Positive	Stock selection for international holdings was a large contributor to performance (Taiwan Semiconductor Manufacturing Co. Ltd ADR).
Consumer Staples sector	Positive	Allocation to the sector was the highest contributor to performance at the sector level (Monster Beverage Corp.).
Health Care Equipment & Services stocks	Positive	Stock selection in these sectors was a large contributor to performance (Becton, Dickinson and Company & Medtronic plc).
Software & Services Industry	Negative	The allocation to these industries was a large detractor to performance (e.g., Salesforce, Inc. and Workday, Inc.).
Cash Position	Negative	The cash position had a negative impact on the Fund as the market rallied over the period.
The decrease in relative weighting of the Information Technology sector between the Fund and the Russell 1000® Index was the largest sector related change in the Fund.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	13.72%	10.19%	14.72%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[3]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 28, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$3,495,916,225
Total number of portfolio holdings	47
Total advisory fees paid	$17,906,800
Portfolio turnover rate	9%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	36.3%
Communication Services	17.6%
Financials	13.3%
Health Care	9.1%
Consumer Discretionary	8.8%
Industrials	6.9%
Consumer Staples	3.5%
Energy	2.1%
Real Estate	1.7%
Materials	0.8%
Short-Term Investment Funds	1.2%
Other Assets/Liabilities (Net)	(1.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TSRLX-2606
Touchstone Large Cap Fund
CLASS A | TACLX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.04%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class A shares performance was 17.61% (excluding sales loads) for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	11.72%	6.70%	9.86%
Class A - excluding sales load	17.61%	7.79%	10.51%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TACLX-2606
Touchstone Large Cap Fund
CLASS C | TFCCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.76%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class C shares performance was 16.75% (excluding sales loads) for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	15.75%	7.00%	9.85%
Class C - excluding sales load	16.75%	7.00%	9.85%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TFCCX-2606
Touchstone Large Cap Fund
CLASS Y | TLCYX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$86	0.79%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Class Y shares performance was 17.87% for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	17.87%	8.07%	10.79%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TLCYX-2606
Touchstone Large Cap Fund
INSTITUTIONAL CLASS | TLCIX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Large Cap Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$75	0.69%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by investing primarily in common stocks of large-capitalization U.S. listed companies. The Fund seeks to purchase financially stable large-cap companies that it believes are consistently generating high returns on unleveraged operating capital, run by shareholder-oriented management, and trading at a discount to the company’s respective private market values.
The Fund's Institutional Class shares performance was 18.01% for the reporting period.
Over the reporting period, Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. Large companies posted lower gains. Growth and Value factors were mixed.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials Overweight and Information Technology Underweight	Negative	The Fund's overweight position in Financials and underweight position in Information Technology were negative contributors to relative performance relative to the Bloomberg US 1000® Index.
Communication Services and Information Technology Stocks	Positive	Stock selection overall contributed to performance over the reporting period. Communication Services and Information Technology sectors, led by Alphabet Inc. and Entegris Inc., respectively, which were among the largest contributors to relative performance.
Volatility Underweight	Negative	The Fund’s lower-beta positioning detracted from relative performance over the reporting period. The market strongly favored the highest-beta stocks, while the Fund maintained a significant underweight to that segment and higher exposure to lower-beta businesses. This positioning weighed on returns as investors rewarded more speculative, higher-risk companies.
Momentum and Volatility Factor Underweight	Negative	Momentum and Volatility factors had the most positive impact on relative returns, while Yield and Quality factors presented headwinds to market returns. We were generally over indexed to Quality and Yield (shareholder yield) factors and under indexed to Momentum and Volatility factors, which detracted from relative performance.
Growth Factors	Negative	Growth factors had positive impact on the Russell 1000® Index over the period. The Fund was generally underweighted to Growth, which detracted from relative performance.
During the reporting period, the Fund established new positions in Equitable Holdings, Inc. (Financials sector) and Dominion Energy, Inc. (Utilities sector), and added to Norfolk Southern Corp. (Industrials sector), Chubb Limited (Financials sector), Martin Marietta Materials, Inc. (Materials sector), and Republic Services, Inc. (Industrials sector). The Fund sold Bruker Corporation (Health Care sector), Fiserv, Inc. (Financials sector), and Equitable Holdings Inc., and trimmed Alphabet Inc. (Communication Services sector), Starbucks Corporation (Consumer Discretionary sector), and The Charles Schwab Corporation (Financials sector).
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	18.01%	8.17%	10.91%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Index[2]	22.43%	12.59%	15.29%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Index	22.01%	12.66%	15.29%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$323,859,439
Total number of portfolio holdings	29
Total advisory fees paid	$1,852,966
Portfolio turnover rate	12%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	22.9%
Information Technology	18.1%
Industrials	16.5%
Materials	11.0%
Communication Services	9.0%
Consumer Staples	7.0%
Consumer Discretionary	4.9%
Utilities	4.0%
Health Care	2.7%
Energy	2.2%
Short-Term Investment Fund	1.7%
Other Assets/Liabilities (Net)	0.0%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TLCIX-2606
Touchstone Small Company Fund
CLASS A | SAGWX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$124	1.11%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class A shares performance was 22.60% (excluding sales loads) for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	16.38%	6.39%	10.99%
Class A - excluding sales load	22.60%	7.48%	11.56%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SAGWX-2606
Touchstone Small Company Fund
CLASS C | SSCOX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$217	1.96%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class C shares performance was 21.83% (excluding sales loads) for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	20.83%	6.67%	10.87%
Class C - excluding sales load	21.83%	6.67%	10.87%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SSCOX-2606
Touchstone Small Company Fund
CLASS Y | SIGWX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$100	0.90%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class Y shares performance was 23.06% for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	23.06%	7.79%	11.87%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SIGWX-2606
Touchstone Small Company Fund
INSTITUTIONAL CLASS | TICSX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Institutional Class shares performance was 23.11% for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	23.11%	7.92%	11.89%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[3]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The inception date was October 30, 2017. Performance information was calculated using the historical performance of Class A shares for the periods prior to October 30, 2017.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TICSX-2606
Touchstone Small Company Fund
CLASS R6 | SSRRX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$89	0.80%
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with growth of capital by investing primarily in common stocks of small capitalization companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class R6 shares performance was 23.26% for the reporting period.
The relative growth and valuation dynamic between small and large cap stocks over the last year was the most favorable for small cap stocks in several years, and Management believes it was the principal reason for the significant outperformance of small caps versus large caps for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology and Financials Stocks	Positive	The Information Technology (Ciena Corp., Tower Semiconductor Ltd., Onto Innovation Inc.) and Financials (Webster Financial Corp., Ameris Bancorp, Atlantic Union Bancshares Corp.) sectors were the top two contributors.
Health Care and Industrials Stocks	Negative	Health Care (Option Care Health, Inc., Doximity Inc., Merit Medical Systems Inc.) and Industrials (ExlService Holdings, Inc., Maximus, Inc., KBR, Inc.) sectors were the top two detractors.
Financials and Health Care Sector Allocation	Positive	The Financials allocation and Health Care allocation were the top two contributors.
Consumer Discretionary Sector	Negative	The Consumer Discretionary allocation was the top and only detracting sector from an asset allocation perspective.
Momentum Underweight	Negative	The Fund’s Momentum underweight was the largest detracting equity investment factor exposure.
The Fund purchased 19 new positions and exited 19 positions. There were no material sector allocation changes over 5%.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6	23.26%	7.89%	12.00%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 2000 Index[2]	40.92%	7.12%	11.97%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 2000® Index	40.78%	6.98%	11.62%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 2000 Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$1,718,997,548
Total number of portfolio holdings	73
Total advisory fees paid	$8,863,996
Portfolio turnover rate	71%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Health Care	21.1%
Industrials	19.6%
Information Technology	17.1%
Consumer Discretionary	15.5%
Financials	11.1%
Energy	5.9%
Real Estate	4.4%
Materials	2.5%
Communication Services	1.6%
Short-Term Investment Fund	2.8%
Other Assets/Liabilities (Net)	(1.6)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-SSRRX-2606
Touchstone Value Fund
CLASS A | TVLAX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.08%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class A shares performance was 18.16% (excluding sales loads) for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	12.23%	9.07%	10.69%
Class A - excluding sales load	18.16%	10.19%	11.35%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLAX-2606
Touchstone Value Fund
CLASS C | TVLCX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.76%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class C shares performance was 17.31% (excluding sales loads) for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	16.31%	9.36%	10.68%
Class C - excluding sales load	17.31%	9.36%	10.68%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLCX-2606
Touchstone Value Fund
CLASS Y | TVLYX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$91	0.83%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class Y shares performance was 18.51% for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	18.51%	10.47%	11.64%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLYX-2606
Touchstone Value Fund
INSTITUTIONAL CLASS | TVLIX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$74	0.68%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Institutional Class shares performance was 18.67% for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	18.67%	10.62%	11.80%
Bloomberg US 3000 Index[1]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[2]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[2]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLIX-2606
Touchstone Value Fund
CLASS R6 | TVLRX
ANNUAL SHAREHOLDER REPORT | June 30, 2026
This annual shareholder report contains important information about the Touchstone Value Fund (“Fund”) for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.63%
Management’s Discussion of Fund Performance
The Fund seeks long-term capital growth by primarily investing in equity securities of large and mid-cap companies believed to be undervalued. The Fund uses traditional methods of stock selection — research and analysis — to identify companies that have price-to-earnings and price-to-book ratios below the market and also have above-average dividend yields. The Fund focuses on companies that are out of favor due to internal or external challenges judged to be short term in nature. Stock selection is driven by fundamental analysis on individual companies rather than by broad market themes.
The Fund's Class R6 shares performance was 18.63% for the reporting period.
Markets made new all-time highs once more, driven by an unprecedented capital spending investment into artificial intelligence (AI). This continued to create a narrow market environment, with AI-exposed winners and generally expensive stocks leading the move higher. As of period end, uncertainty remained high as to the sustainability of such spending. Fund performance, while strong on an absolute basis, was challenged on a relative basis as a result of maintaining our valuation discipline and limited exposure to certain areas of the semiconductor industry.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector stocks	Positive	Strong stock selection boosted performance as demand for solutions for data centers continued to grow.
Communication Services sector stocks	Positive	Stock selection aided performance driven by strong results across Alphabet Inc.’s broad range of businesses including Cloud and Search.
Information Technology sector stocks	Negative	Weak stock performance among the Fund’s Information Technology exposure accounted for nearly all of the total underperformance for the period.
Health Care sector stocks	Negative	Headwinds from rising memory input prices weighed on GE Healthcare Technologies Inc., pressuring shares despite solid demand and otherwise solid results.
Over the past year, the Fund shifted to being overweight Financials and Communication Services sectors, the latter because of a large reduction in the Russell 1000® Value Index weight. The Fund reduced its exposure to Consumer Discretionary sector, moving underweight, and added to Information Technology sector, but remained underweight given the large increase in Russell 1000® Value Index weight.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	18.63%	10.67%	11.74%
Bloomberg US 3000 Index[2]	23.15%	12.24%	15.07%
Bloomberg US 1000 Value Index[3]	26.20%	11.73%	12.00%
Russell 3000® Index	22.81%	12.30%	15.06%
Russell 1000® Value Index	27.09%	11.17%	11.52%
[1]	The inception date was October 28, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to October 28, 2021.
[2]	The Fund changed its broad-based securities market index to the Bloomberg US 3000 Index which is similarly representative of the overall securities market applicable to the Fund.
[3]	The Fund changed its additional index to the Bloomberg US 1000 Value Index which has similar investment objectives to the Fund.
Past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Key Fund Statistics
Fund net assets	$612,527,236
Total number of portfolio holdings	53
Total advisory fees paid	$3,500,274
Portfolio turnover rate	35%
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	20.6%
Information Technology	13.9%
Health Care	11.9%
Utilities	9.6%
Consumer Discretionary	9.2%
Industrials	8.9%
Energy	7.4%
Materials	6.1%
Consumer Staples	4.1%
Communication Services	3.5%
Real Estate	3.3%
Short-Term Investment Funds	1.8%
Other Assets/Liabilities (Net)	(0.3)%
Total	100.0%
Availability of Additional Information
You can find additional information about the Fund such as the prospectus, financial information and fund holdings at touchstoneinvestments.com/mutual-funds or scan the QR code. Information about the fund’s proxy voting information and privacy policy is located in the Regulatory section of our website at touchstoneinvestments.com/Resources. You can also request this information by contacting us at 800.543.0407.
TSF-TST-AR-TVLRX-2606

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as Exhibit 19(a)(1).

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. Ms. Karen Carnahan is the registrant’s audit committee financial expert and is an independent trustee within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $152,330 and $164,680 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $61,925 and $51,648 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively. The fees relate to the preparation of federal income and excise tax returns, review of capital gains distribution calculations and tax agent services.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $14,624 and $16,573 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively. The fees relate to the PFIC Analyzer and Rapid Security Analyzer subscriptions.

(e)(1)	The Audit Committee’s pre-approval policies describe the types of audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee. The pre-approval policies provide that annual audit service fees, tax services not specifically granted pre-approval, services exceeding pre-approved cost levels and other services that have not received general pre-approval will be subject to specific pre-approval by the Audit Committee. The pre-approval policies further provide that the Committee may grant general pre-approval to other audit services (statutory audits and services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings), audit-related services (accounting consultations related to accounting, financial reporting or disclosure matters not classified as “audit services,” assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities, agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters and assistance with internal control reporting requirements under Form N-CSR), tax services that have historically been provided by the auditor that the Committee believes would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence and permissible non-audit services classified as “all other services” that are routine and recurring services.

(e)(2)	All of the services described in paragraphs (b) through (d) of Item 4 were approved by the Audit Committee.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant was $2,350,736 and $2,243,785 for the fiscal years ended June 30, 2026 and June 30, 2025, respectively.

(h)	The registrant’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

The financial statements including the financial highlights are attached herewith.

June 30, 2026
Annual Financial Statements
Touchstone Strategic Trust
Touchstone Balanced Fund
Touchstone Core Municipal Bond Fund
Touchstone International Value Fund
Touchstone Large Cap Focused Fund
Touchstone Large Cap Fund
Touchstone Small Company Fund
Touchstone Value Fund

Page
Portfolios of Investments:
Touchstone Balanced Fund	3-10
Touchstone Core Municipal Bond Fund	11-12
Touchstone International Value Fund	13-15
Touchstone Large Cap Focused Fund	16
Touchstone Large Cap Fund	17
Touchstone Small Company Fund	18
Touchstone Value Fund	19
Statements of Assets and Liabilities	20-23
Statements of Operations	24-25
Statements of Changes in Net Assets	26-28
Statements of Changes in Net Assets - Capital Stock Activity	30-33
Financial Highlights	34-40
Notes to Financial Statements	41-55
Report of Independent Registered Public Accounting Firm	56
Other Items (Unaudited)	57
This report identifies the Funds' investments on June 30, 2026. These holdings are subject to change. Not all investments in each Fund performed the same, nor is there any guarantee that these investments will perform as well in the future. Market forecasts provided in this report may not occur.

Portfolio of Investments
Touchstone Balanced Fund – June 30, 2026
Shares		Market Value
	Common Stocks — 63.9%
	Information Technology — 23.2%
160,395	Apple, Inc.	$ 46,411,897
35,693	Applied Materials, Inc.	25,806,039
21,177	Broadcom, Inc.	7,999,612
125,789	Microsoft Corp.	46,921,813
228,192	NVIDIA Corp.	45,658,937
65,958	Oracle Corp.	9,666,145
47,914	Salesforce, Inc.	7,506,207
19,878	SAP SE (Germany) ADR†	3,063,399
48,376	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	23,102,926
25,382	Texas Instruments, Inc.	7,565,613
40,672	Workday, Inc. - Class A*	4,979,066
		228,681,654
	Communication Services — 11.5%
174,294	Alphabet, Inc. - Class C	61,583,299
185,727	Comcast Corp. - Class A	4,559,598
65,421	Meta Platforms, Inc. - Class A	36,850,995
49,740	Netflix, Inc.*	3,551,436
65,758	Walt Disney Co. (The)	6,329,207
		112,874,535
	Financials — 7.8%
223,067	Bank of America Corp.	12,710,358
18,304	Berkshire Hathaway, Inc. - Class B*	9,159,139
44,701	Blackstone, Inc.	5,259,967
134,356	Charles Schwab Corp. (The)	12,397,028
28,316	LPL Financial Holdings, Inc.	7,976,051
6,155	Markel Group, Inc.*	12,020,776
50,702	Visa, Inc. - Class A	17,395,349
		76,918,668
	Health Care — 6.2%
63,088	Becton Dickinson & Co.	9,547,107
58,478	BioMarin Pharmaceutical, Inc.*	3,346,111
107,590	Bristol-Myers Squibb Co.	6,199,336
18,555	Cencora, Inc.	5,250,694
15,028	HCA Healthcare, Inc.	5,859,267
38,537	Johnson & Johnson	9,787,242
138,239	Medtronic PLC	10,814,437
24,467	UnitedHealth Group, Inc.	10,169,219
		60,973,413
	Consumer Discretionary — 5.3%
76,270	Airbnb, Inc. - Class A*	10,914,237
158,995	Amazon.com, Inc.*	37,894,868
81,521	Las Vegas Sands Corp.	3,765,455
		52,574,560
	Industrials — 4.6%
57,581	Boeing Co. (The)*	12,464,559
14,129	Deere & Co.	8,962,449
14,559	Hubbell, Inc.	7,617,269
359,541	QXO, Inc.*†	6,212,869
56,962	Stanley Black & Decker, Inc.	5,361,263
61,564	Uber Technologies, Inc.*	4,442,458
		45,060,867
	Consumer Staples — 2.5%
96,739	Monster Beverage Corp.*	9,298,553
86,085	Philip Morris International, Inc.	15,573,637
		24,872,190
	Energy — 1.4%
99,637	Exxon Mobil Corp.	13,622,371
Shares		Market Value
	Common Stocks — 63.9% (Continued)
	Real Estate — 0.9%
30,037	Jones Lang LaSalle, Inc.*	$ 9,309,968
	Materials — 0.5%
61,501	International Flavors & Fragrances, Inc.	4,872,109
	Total Common Stocks	$629,760,335
Principal Amount
	Corporate Bonds — 17.7%
	Financials — 5.2%
$ 2,048,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 4.750%, 1/15/33	2,000,857
924,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust (Ireland), 6.150%, 9/30/30	966,031
764,000	Aircastle Ltd. / Aircastle Ireland DAC, 144a, 5.000%, 9/15/30	761,451
43,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, 144a, 7.000%, 1/15/31	43,698
135,000	Allstate Corp. (The), Ser B, (TSFR3M + 3.200%), 6.851%, 8/15/53(A)	135,341
1,300,000	American Express Co., 5.282%, 7/27/29	1,317,651
52,000	Asurion LLC / Asurion Co-Issuer, Inc., 144a, 8.000%, 12/31/32	52,459
802,000	Bank of America Corp., 2.687%, 4/22/32	727,066
815,000	Bank of America Corp., 3.705%, 4/24/28	809,583
1,040,000	Bank of America Corp., 5.511%, 1/24/36	1,063,486
932,000	Bank of Montreal (Canada), 3.803%, 12/15/32	917,628
1,020,000	Bank of New York Mellon Corp. (The), 5.834%, 10/25/33	1,072,548
2,048,000	Bank of Nova Scotia (The) (Canada), 4.813%, 2/2/34	2,018,416
1,225,000	Barclays PLC (United Kingdom), 2.894%, 11/24/32	1,099,305
2,048,000	Barclays PLC (United Kingdom), 5.088%, 6/20/30	2,054,420
690,000	Berkshire Hathaway Finance Corp., 4.250%, 1/15/49	569,818
2,048,000	Chubb INA Holdings LLC, 4.900%, 8/15/35	2,022,740
1,750,000	Citigroup, Inc., 4.542%, 9/19/30	1,738,432
645,000	Citigroup, Inc., 6.174%, 5/25/34	673,878
29,000	CRC Insurance Group LLC, 144a, 7.125%, 6/1/31	28,869
50,000	Credit Acceptance Corp., 144a, 9.250%, 12/15/28	52,063
35,000	Credit Acceptance Corp., 144a, 6.625%, 3/15/30	35,053
41,000	First Eagle Holdings, Inc., 144a, 7.250%, 8/15/32	41,276
812,000	First Maryland Capital I, (TSFR3M + 1.262%), 4.935%, 1/15/27(A)	805,979
26,000	FirstCash, Inc., 144a, 4.625%, 9/1/28	25,564
31,000	FirstCash, Inc., 144a, 6.125%, 5/1/34	30,857
14,000	Freedom Mortgage Holdings LLC, 144a, 6.875%, 5/1/31	13,592
62,000	Freedom Mortgage Holdings LLC, 144a, 9.250%, 2/1/29	64,070
76,000	goeasy Ltd. (Canada), 144a, 9.250%, 12/1/28	74,610
26,000	goeasy Ltd. (Canada), 144a, 6.875%, 5/15/30	23,141
17,000	goeasy Ltd. (Canada), 144a, 7.625%, 7/1/29	16,071
1,213,000	Goldman Sachs Group, Inc. (The), 2.615%, 4/22/32	1,090,215
2,079,000	Goldman Sachs Group, Inc. (The), 4.516%, 1/21/32	2,041,351
658,000	Goldman Sachs Private Credit Corp., 144a, 6.150%, 6/16/31	653,731
692,000	Guardian Life Global Funding, 144a, 4.327%, 10/6/30	681,069
1,342,000	HSBC Holdings PLC (United Kingdom), 4.675%, 3/10/32	1,324,414
2,048,000	Huntington Bancshares, Inc., 4.623%, 1/28/32	2,015,823
57,000	Jane Street Group / JSG Finance, Inc., 144a, 6.125%, 11/1/32	57,003
1,276,000	JPMorgan Chase & Co., 2.956%, 5/13/31	1,192,342
1,000,000	JPMorgan Chase & Co., 3.509%, 1/23/29	983,677
816,000	JPMorgan Chase & Co., 4.946%, 10/22/35	806,303
1,211,000	Macquarie Airfinance Holdings Ltd. (United Kingdom), 144a, 6.400%, 3/26/29	1,246,941

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Financials — 5.2% (Continued)
$ 878,000	Marsh & McLennan Cos., Inc., 5.350%, 11/15/44	$ 842,509
1,504,000	Morgan Stanley, 2.484%, 9/16/36	1,305,063
2,087,000	Morgan Stanley, 4.493%, 1/16/32	2,047,942
14,000	Navient Corp., 4.875%, 3/15/28	13,734
57,000	Navient Corp., 5.000%, 3/15/27	56,562
948,000	New York Life Global Funding, 144a, 4.550%, 1/28/33	931,110
1,220,708	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	936,024
25,000	OneMain Finance Corp., 3.875%, 9/15/28	24,212
18,000	OneMain Finance Corp., 4.000%, 9/15/30	16,638
20,000	OneMain Finance Corp., 6.625%, 5/15/29	20,392
31,000	PennyMac Financial Services, Inc., 144a, 4.250%, 2/15/29	29,610
17,000	PennyMac Financial Services, Inc., 144a, 5.750%, 9/15/31	16,127
20,000	PennyMac Financial Services, Inc., 144a, 7.875%, 12/15/29	20,799
21,000	PennyMac Financial Services, Inc., 144a, 7.125%, 11/15/30	21,286
1,379,000	PNC Capital Trust, (TSFR3M + 0.832%), 4.492%, 6/1/28(A)	1,362,652
13,000	PRA Group, Inc., 144a, 8.375%, 2/1/28	13,210
65,000	PRA Group, Inc., 144a, 8.875%, 1/31/30	67,126
21,000	Rocket Cos., Inc., 144a, 6.500%, 8/1/29	21,435
6,000	Rocket Cos., Inc., 144a, 6.500%, 6/15/34	6,152
55,000	Rocket Cos., Inc., 144a, 7.125%, 2/1/32	57,091
1,105,000	Royal Bank of Canada (Canada), 4.969%, 8/2/30	1,114,021
55,000	SBL Holdings, Inc., 144a, 9.508%(B)	52,308
1,766,000	State Street Corp., (TSFR3M + 1.262%), 4.926%, 6/15/47(A)	1,589,212
1,986,000	Teachers Insurance & Annuity Association of America, 144a, 3.300%, 5/15/50	1,335,620
1,844,000	Truist Financial Corp., Ser A, (TSFR3M + 0.932%), 4.583%, 5/15/27(A)	1,832,816
1,438,000	UBS Group AG (Switzerland), 144a, 4.588%, 8/10/32	1,411,904
807,000	US Bancorp, 4.967%, 7/22/33	800,429
1,582,000	Wells Fargo & Co., 4.960%, 1/23/37	1,547,142
		50,841,948
	Consumer Discretionary — 1.7%
1,795,000	7-Eleven, Inc., 144a, 1.800%, 2/10/31	1,563,330
100,000	ADT Security Corp. (The), 144a, 5.875%, 10/15/33	98,231
60,225	Air Canada Pass-Through Trust (Canada), Ser 2015-1, Class A, 144a, 3.600%, 3/15/27	59,684
375,000	Amazon.com, Inc., 5.800%, 3/13/56	373,579
599,000	Amazon.com, Inc., 5.950%, 3/13/66	597,691
834,000	American Honda Finance Corp., Ser A, 5.200%, 4/8/33†	836,085
34,000	Asbury Automotive Group, Inc., 4.500%, 3/1/28	33,657
21,000	Beazer Homes USA, Inc., 144a, 7.500%, 3/15/31†	20,920
10,000	Beazer Homes USA, Inc., 144a, 8.000%, 1/15/32	10,016
116,000	BlueLinx Holdings, Inc., 144a, 6.000%, 11/15/29	114,603
1,170,000	BMW US Capital LLC (Germany), 144a, 4.500%, 8/11/30	1,154,931
105,000	Carnival Corp. Ltd., 144a, 5.750%, 8/1/32	105,985
95,000	Carnival Corp. Ltd., 144a, 5.875%, 6/15/31	96,664
14,000	Carnival Corp. Ltd., 144a, 6.125%, 2/15/33†	14,164
33,000	Carriage Services, Inc., 144a, 4.250%, 5/15/29	31,584
151,000	Cimpress PLC (Ireland), 144a, 7.375%, 9/15/32	152,511
7,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.125%, 4/15/31	6,999
7,000	Cyprium Corp. / Cyprium Holdings Luxembourg Sarl, 144a, 6.375%, 4/15/34†	6,986
28,000	Gaia Purchaser, Inc., 144a, 7.625%, 7/15/33	28,352
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Consumer Discretionary — 1.7% (Continued)
$ 2,018,000	General Motors Financial Co., Inc., 3.100%, 1/12/32	$ 1,828,612
1,576,000	Gildan Activewear, Inc. (Canada), 144a, 5.400%, 10/7/35	1,532,204
30,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/33	26,120
25,000	Goodyear Tire & Rubber Co. (The), 8.875%, 7/15/32†	25,198
46,000	Graham Holdings Co., 144a, 5.625%, 12/1/33	45,622
64,000	Group 1 Automotive, Inc., 144a, 4.000%, 8/15/28	62,318
14,000	Group 1 Automotive, Inc., 144a, 6.375%, 1/15/30	14,181
69,000	HNI Corp., 144a, 5.125%, 1/18/29	67,960
605,000	Home Depot, Inc. (The), 5.950%, 4/1/41	641,622
999,000	Hyundai Capital America, 144a, 5.350%, 3/19/29	1,013,157
55,000	JB Poindexter & Co., Inc., 144a, 8.750%, 12/15/31	56,556
76,000	Light & Wonder International, Inc., 144a, 6.250%, 10/1/33	75,588
51,000	Lithia Motors, Inc., 144a, 5.500%, 10/1/30	50,453
1,456,000	Meritage Homes Corp., 144a, 3.875%, 4/15/29	1,413,023
35,000	Michaels Cos., Inc. (The), 144a, 8.500%, 3/15/33	34,664
29,000	NCL Corp. Ltd., 144a, 6.750%, 2/1/32	28,930
37,000	Newell Brands, Inc., 6.375%, 9/15/27	37,267
21,000	Newell Brands, Inc., 6.625%, 5/15/32†	21,280
200,000	Nissan Motor Co. Ltd. (Japan), 144a, 4.810%, 9/17/30	186,397
15,000	Pioneer Opco LLC, 144a, 7.000%, 5/15/33	15,262
1,626,000	Polaris, Inc., 5.600%, 3/1/31	1,628,414
51,000	Sonic Automotive, Inc., 144a, 4.625%, 11/15/29	49,916
102,000	Speedway Motorsports LLC / Speedway Funding II, Inc., 144a, 4.875%, 11/1/27	101,105
39,000	Station Casinos LLC, 144a, 4.625%, 12/1/31	37,028
1,347,000	United Airlines, Inc., 144a, 4.625%, 4/15/29	1,328,206
81,000	Upbound Group, Inc., 144a, 6.375%, 2/15/29	80,293
141,000	Voyager Parent LLC, 144a, 9.250%, 7/1/32	149,079
59,000	Wabash National Corp., 144a, 4.500%, 10/15/28†	54,803
6,000	Whirlpool Corp., 144a, 7.500%, 7/1/31	6,076
6,000	Whirlpool Corp., 144a, 7.875%, 7/1/34	6,033
200,000	Wynn Macau Ltd. (Macao), 144a, 5.125%, 12/15/29	195,966
		16,119,305
	Utilities — 1.6%
91,000	Algonquin Power & Utilities Corp. (Canada), 4.750%, 1/18/82	90,107
78,000	AltaGas Ltd. (Canada), 144a, 7.200%, 10/15/54	81,754
1,388,000	Capital Power US Holdings, Inc. (Canada), 144a, 6.189%, 6/1/35	1,439,301
1,863,000	CMS Energy Corp., 4.750%, 6/1/50	1,825,925
1,358,000	Cumberland Combined Cycle Generation LLC, 5.821%, 5/15/56	1,393,030
1,286,000	Duke Energy Progress LLC, 4.150%, 12/1/44	1,062,939
719,000	Edison International, 4.125%, 3/15/28	708,831
700,000	Georgia Power Co., 5.950%, 2/1/39	721,918
2,048,000	National Rural Utilities Cooperative Finance Corp., Ser D, 4.050%, 2/9/29	2,021,715
2,048,000	NextEra Energy Capital Holdings, Inc., 2.440%, 1/15/32	1,807,746
979,000	NextEra Energy Capital Holdings, Inc., (TSFR3M + 2.329%), 6.055%, 10/1/66(A)	900,346
12,000	NRG Energy, Inc., 144a, 5.875%, 5/15/34	11,941
12,000	NRG Energy, Inc., 144a, 6.125%, 5/15/36	12,008
1,135,000	Ohio Power Co., Ser R, 2.900%, 10/1/51	698,363
1,266,000	Oncor Electric Delivery Co. LLC, 144a, 5.900%, 3/15/56	1,290,725
111,000	PacifiCorp, 7.125%, 8/15/56	110,253
887,000	PacifiCorp., 5.750%, 4/1/37	894,372
91,000	Sempra, 4.125%, 4/1/52	90,243
70,000	South Jersey Industries, Inc., 5.020%, 4/15/31	62,769

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Utilities — 1.6% (Continued)
$ 111,000	Talen Energy Supply LLC, 144a, 6.375%, 5/1/33	$ 110,812
39,000	XPLR Infrastructure Operating Partners LP, 144a, 8.625%, 3/15/33	41,820
		15,376,918
	Health Care — 1.4%
832,000	AbbVie, Inc., 4.450%, 5/14/46	717,300
22,000	Acadia Healthcare Co., Inc., 144a, 5.000%, 4/15/29	21,660
28,000	Acadia Healthcare Co., Inc., 144a, 5.500%, 7/1/28	27,870
35,000	Acadia Healthcare Co., Inc., 144a, 7.375%, 3/15/33	36,018
28,000	AdaptHealth LLC, 144a, 4.625%, 8/1/29	27,011
26,000	AdaptHealth LLC, 144a, 5.125%, 3/1/30	25,228
917,000	Alcon Finance Corp. (Switzerland), 144a, 3.800%, 9/23/49	690,340
2,048,000	Amgen, Inc., 2.300%, 2/25/31	1,847,461
39,000	Avantor Funding, Inc., 144a, 3.875%, 11/1/29	37,233
59,000	BellRing Brands, Inc., 144a, 7.000%, 3/15/30	58,986
2,048,000	Cigna Group (The), 4.500%, 9/15/30	2,036,875
857,000	CommonSpirit Health, 4.187%, 10/1/49	669,953
782,000	CVS Health Corp., 5.125%, 7/20/45	710,821
28,000	DaVita, Inc., 144a, 6.875%, 9/1/32	28,877
1,036,000	DH Europe Finance II Sarl, 3.250%, 11/15/39	834,001
942,000	Elevance Health, Inc., 4.750%, 2/15/33	929,546
85,000	GENMAB A/S/GENMAB FINANCE LLC (Denmark), 144a, 7.250%, 12/15/33	88,831
72,000	Global Medical Response, Inc., 144a, 7.375%, 10/1/32	74,610
1,234,000	HCA, Inc., 5.500%, 3/1/32	1,261,905
46,000	LifePoint Health, Inc., 144a, 7.000%, 5/1/34	44,076
1,826,000	Medline Borrower LP, 144a, 3.875%, 4/1/29	1,773,491
13,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144a, 6.250%, 4/1/29	13,271
31,000	Molina Healthcare, Inc., 144a, 3.875%, 5/15/32†	28,001
56,000	Molina Healthcare, Inc., 144a, 4.375%, 6/15/28	55,024
14,000	Molina Healthcare, Inc., 144a, 6.250%, 1/15/33	14,023
18,000	Molina Healthcare, Inc., 144a, 6.500%, 2/15/31	18,312
55,000	National Mentor Holdings, Inc., 144a, 10.500%, 12/15/30	57,906
30,000	Option Care Health, Inc., 144a, 4.375%, 10/31/29	28,783
78,000	Pediatrix Medical Group, Inc., 144a, 5.375%, 2/15/30	77,105
30,000	Select Medical Corp., 144a, 6.250%, 12/1/32	29,143
115,000	Tenet Healthcare Corp., 6.125%, 10/1/28	115,458
45,000	Tenet Healthcare Corp., 144a, 5.500%, 11/15/32	44,742
832,000	Thermo Fisher Scientific, Inc., 5.404%, 8/10/43	825,311
1,062,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	875,698
		14,124,870
	Communication Services — 1.4%
1,002,000	Alphabet, Inc., 5.500%, 2/15/46	990,206
1,327,000	AT&T, Inc., 3.800%, 12/1/57	890,120
535,000	AT&T, Inc., 4.500%, 5/15/35	504,539
1,206,000	Beacon Point DC LLC, 144a, 6.129%, 11/30/42	1,218,664
118,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.250%, 2/1/31	106,260
29,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 6.375%, 9/1/29	28,975
60,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 7.375%, 3/1/31†	60,146
151,000	CCO Holdings LLC / CCO Holdings Capital Corp., 144a, 4.750%, 3/1/30	143,192
711,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	654,599
796,000	Comcast Corp., 4.000%, 3/1/48	576,508
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Communication Services — 1.4% (Continued)
$ 38,000	Directv Financing LLC, 144a, 8.875%, 2/1/30	$ 38,628
47,000	Directv Financing LLC / Directv Financing Co-Obligor, Inc., 144a, 10.000%, 2/15/31	48,767
31,000	Discovery Global Holdings, Inc., 5.050%, 3/15/42	22,710
88,000	GCI LLC, 144a, 4.750%, 10/15/28	83,872
47,000	Gen Digital, Inc., 144a, 6.750%, 9/30/27	47,144
49,000	Level 3 Financing, Inc., 144a, 7.000%, 3/31/34	50,531
13,000	Level 3 Financing, Inc., 144a, 7.500%, 2/15/37	13,335
21,000	Match Group Holdings II LLC, 144a, 4.625%, 6/1/28	20,715
1,335,000	Meta Platforms, Inc., 4.875%, 11/15/35	1,301,153
84,000	Neptune Bidco US, Inc., 144a, 9.290%, 4/15/29	85,660
27,000	Neptune Bidco US, Inc., 144a, 10.375%, 5/15/31	27,985
60,000	Nexstar Media, Inc., 144a, 4.750%, 11/1/28	58,773
57,000	Nexstar Media, Inc., 144a, 6.500%, 9/15/33	56,986
7,000	Outfront Media Capital LLC / Outfront Media Capital Corp., 144a, 6.000%, 6/15/34	6,987
55,000	Paramount Global, 7.875%, 7/30/30	57,783
12,000	Sinclair Television Group, Inc., 144a, 8.125%, 2/15/33	12,353
88,000	Sirius XM Radio LLC, 144a, 4.000%, 7/15/28	85,711
52,000	Stagwell Global LLC, 144a, 5.625%, 8/15/29	50,143
3,226,000	T-Mobile USA, Inc., 3.875%, 4/15/30	3,127,885
566,000	T-Mobile USA, Inc., 5.750%, 1/15/54	542,612
27,000	Univision Communications, Inc., 144a, 8.500%, 7/31/31	27,113
1,103,000	Verizon Communications, Inc., 2.987%, 10/30/56	652,739
650,000	Verizon Communications, Inc., 5.875%, 11/30/55	632,440
1,634,000	Videotron Ltd. (Canada), 144a, 3.625%, 6/15/29	1,577,107
200,000	Zegona Finance PLC (United Kingdom), 144a, 8.625%, 7/15/29	208,862
57,000	Ziff Davis, Inc., 144a, 4.625%, 10/15/30	53,653
		14,064,856
	Energy — 1.4%
1,236,000	Aker BP ASA (Norway), 144a, 5.125%, 10/1/34	1,212,305
55,000	Bristow Group, Inc., 144a, 6.750%, 2/1/33	55,181
84,000	Buckeye Partners LP, 144a, 6.875%, 7/1/29	85,774
792,000	Cheniere Energy Partners LP, 3.250%, 1/31/32	726,451
251,000	CQP Holdco LP / BIP-V Chinook Holdco LLC, 144a, 5.500%, 6/15/31	246,154
58,000	CVR Energy, Inc., 144a, 7.500%, 2/15/31	57,730
1,101,000	DCP Midstream Operating LP, 144a, 6.750%, 9/15/37	1,202,517
103,000	Enbridge, Inc. (Canada), Ser NC5, 8.250%, 1/15/84	108,776
1,313,000	Energy Transfer LP, 6.300%, 1/15/56	1,322,690
61,000	Energy Transfer LP, Ser G, 7.125%(B)	62,967
6,000	Genesis Energy LP / Genesis Energy Finance Corp., 6.750%, 3/15/34	5,954
26,000	Genesis Energy LP / Genesis Energy Finance Corp., 7.875%, 5/15/32	26,809
41,000	Genesis Energy LP / Genesis Energy Finance Corp., 8.875%, 4/15/30	42,903
1,174,000	HF Sinclair Corp., 5.000%, 2/1/28	1,172,232
32,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 5.750%, 2/1/29	31,877
18,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.000%, 4/15/30	17,684
26,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 6.875%, 5/15/34	25,306
6,000	Hilcorp Energy I LP / Hilcorp Finance Co., 144a, 8.375%, 11/1/33	6,256
51,000	Kinetik Holdings LP, 144a, 5.875%, 6/15/30	51,309
57,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 144a, 6.875%, 12/1/32	58,053

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Energy — 1.4% (Continued)
$ 545,107	MC Brazil Downstream Trading SARL (Brazil), 144a, 7.250%, 6/30/31	$ 511,719
1,271,000	Midwest Connector Capital Co. LLC, 144a, 4.625%, 4/1/29	1,263,262
781,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	906,584
21,000	Noble Finance II LLC, 144a, 6.250%, 6/15/34	20,565
1,046,000	Occidental Petroleum Corp., 7.950%, 6/15/39	1,249,709
36,000	Oceaneering International, Inc., 144a, 6.875%, 7/15/34	36,549
45,000	Par Petroleum LLC, 144a, 7.375%, 6/1/34	45,540
39,000	Prairie Acquiror LP, 144a, 9.000%, 8/1/29	40,509
35,000	Precision Drilling Corp. (Canada), 144a, 6.875%, 1/15/29	35,189
7,000	Rockies Express Pipeline LLC, 144a, 4.800%, 5/15/30†	6,846
22,000	Rockies Express Pipeline LLC, 144a, 7.500%, 7/15/38	23,150
1,418,000	Sempra Infrastructure Partners LP, 144a, 3.250%, 1/15/32	1,257,744
17,000	SESI LLC, 144a, 7.875%, 9/30/30	17,273
51,000	SM Energy Co., 144a, 6.625%, 4/15/34	50,221
21,000	SM Energy Co., 144a, 6.750%, 8/1/29	21,383
35,000	SM Energy Co., 144a, 7.000%, 8/1/32	35,321
77,000	Valaris Ltd., 144a, 8.375%, 4/30/30	79,958
13,000	Venture Global LNG, Inc., 144a, 6.375%, 12/15/34	12,784
35,000	Venture Global LNG, Inc., 144a, 7.000%, 1/15/30	35,697
120,000	Venture Global LNG, Inc., 144a, 9.000%(B)	117,161
40,000	Vermilion Energy, Inc. (Canada), 144a, 6.875%, 5/1/30	39,894
1,361,000	Western Midstream Operating LP, 5.250%, 2/1/50	1,184,810
		13,510,796
	Consumer Staples — 1.3%
44,000	ACCO Brands Corp., 144a, 4.250%, 3/15/29	40,984
7,000	ADI Escrow Issuer LLC, 144a, 7.125%, 7/15/34	7,128
42,000	Albertsons Cos., Inc., 144a, 5.500%, 3/31/31	41,034
62,000	Albertsons Cos., Inc., 144a, 5.625%, 3/31/32	60,038
42,000	Allied Universal Holdco LLC, 144a, 7.875%, 2/15/31	43,906
76,000	AMN Healthcare, Inc., 144a, 6.500%, 1/15/31	76,458
1,106,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. (Belgium), 4.900%, 2/1/46	1,011,169
995,000	Ashtead Capital, Inc. (United Kingdom), 144a, 4.000%, 5/1/28	979,198
39,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.000%, 2/15/31	39,384
20,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 144a, 8.250%, 1/15/30	20,600
1,074,000	Cargill, Inc., 144a, 4.760%, 11/23/45	964,539
1,876,000	Coca-Cola Co. (The), 2.500%, 3/15/51	1,119,440
1,254,000	Element Fleet Management Corp. (Canada), 144a, 5.037%, 3/25/30	1,261,856
1,091,000	ERAC USA Finance LLC, 144a, 4.200%, 11/1/46	897,403
1,206,000	Global Payments, Inc., 5.200%, 11/15/32	1,177,423
16,000	Herc Holdings, Inc., 144a, 5.750%, 3/15/31	15,975
16,000	Herc Holdings, Inc., 144a, 6.000%, 3/15/34†	15,890
21,000	Herc Holdings, Inc., 144a, 6.625%, 6/15/29	21,449
44,000	Industrial F&B Investments III, Inc., 144a, 7.750%, 2/11/33	44,834
47,000	Ingles Markets, Inc., 144a, 4.000%, 6/15/31†	44,322
13,000	KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 144a, 7.125%, 4/30/33	13,242
635,000	Kroger Co. (The), 5.000%, 4/15/42	588,112
697,000	Mars, Inc., 144a, 3.600%, 4/1/34	633,140
878,000	Mars, Inc., 144a, 5.200%, 3/1/35	882,786
57,000	Performance Food Group, Inc., 144a, 6.125%, 9/15/32	57,700
1,349,000	Philip Morris International, Inc., 5.375%, 2/15/33	1,385,849
32,000	Post Holdings, Inc., 144a, 4.625%, 4/15/30	30,966
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Consumer Staples — 1.3% (Continued)
$ 26,000	Post Holdings, Inc., 144a, 6.500%, 3/15/36	$ 25,724
52,000	S&S Holdings LLC, 144a, 8.375%, 10/1/31	49,209
27,000	Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 144a, 6.750%, 8/15/32	27,066
54,000	Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, 144a, 4.625%, 3/1/29	52,164
650,000	Starbucks Corp., 3.350%, 3/12/50	444,256
130,000	Turning Point Brands, Inc., 144a, 7.625%, 3/15/32	134,521
48,000	Velocity Vehicle Group LLC, 144a, 8.000%, 6/1/29	47,401
64,000	VT Topco, Inc., 144a, 8.500%, 8/15/30†	64,936
808,000	Walmart, Inc., 4.500%, 9/9/52	703,067
		13,023,169
	Industrials — 1.3%
32,000	AAR Escrow Issuer LLC, 144a, 6.750%, 3/15/29	32,693
1,251,000	Amcor Flexibles North America, Inc., 2.630%, 6/19/30	1,155,406
46,000	Amsted Industries, Inc., 144a, 4.625%, 5/15/30†	44,793
28,000	Amsted Industries, Inc., 144a, 6.375%, 3/15/33	28,310
59,000	Brundage-Bone Concrete Pumping Holdings, Inc., 144a, 7.500%, 2/1/32	61,209
983,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	1,026,799
62,000	BWX Technologies, Inc., 144a, 4.125%, 6/30/28	60,829
1,286,000	Canadian Pacific Railway Co. (Canada), 3.000%, 12/2/41	956,867
27,000	Cascades, Inc. / Cascades USA, Inc. (Canada), 144a, 5.375%, 1/15/28	26,933
59,000	Clearwater Paper Corp., 144a, 4.750%, 8/15/28	48,194
60,000	Clydesdale Acquisition Holdings, Inc., 144a, 6.750%, 4/15/32	58,238
46,000	Columbus McKinnon Corp., 144a, 7.125%, 2/1/33	46,102
20,000	Esab Corp., 144a, 5.625%, 4/1/31	19,987
26,000	FTAI Aviation Investors LLC, 144a, 5.500%, 5/1/28	25,937
8,000	FTAI Aviation Investors LLC, 144a, 7.000%, 6/15/32	8,263
27,000	FTAI Aviation Investors LLC, 144a, 7.875%, 12/1/30	28,211
41,000	Goat Holdco LLC, 144a, 6.750%, 2/1/32	42,032
82,000	Ingram Micro, Inc., 144a, 4.750%, 5/15/29	80,538
1,004,000	John Deere Capital Corp., MTN, 5.100%, 4/11/34	1,020,624
40,000	Manitowoc Co., Inc. (The), 144a, 9.250%, 10/1/31	43,002
2,253,000	Martin Marietta Materials, Inc., 2.400%, 7/15/31	2,007,486
57,000	Mauser Packaging Solutions Holding Co., 144a, 7.875%, 4/15/30	58,272
808,000	Norfolk Southern Corp., 4.837%, 10/1/41	753,476
88,000	Owens-Brockway Glass Container, Inc., 144a, 7.250%, 5/15/31	86,968
25,000	Owens-Brockway Glass Container, Inc., 144a, 7.375%, 6/1/32†	23,987
17,000	Owens-Brockway Glass Container, Inc., 144a, 9.500%, 6/1/33†	17,414
40,000	Quikrete Holdings, Inc., 144a, 6.375%, 3/1/32	40,848
83,000	RXO, Inc., 144a, 6.375%, 5/15/31	84,124
35,000	Smyrna Ready Mix Concrete LLC, 144a, 8.875%, 11/15/31	36,902
10,000	Standard Building Solutions, Inc., 144a, 6.500%, 8/15/32	10,060
28,000	Standard Industries, Inc., 144a, 3.375%, 1/15/31	25,203
84,000	Stanley Black & Decker, Inc., 6.707%, 3/15/60	83,624
37,000	Stonepeak Nile Parent LLC, 144a, 7.250%, 3/15/32	38,315
56,000	Sword Purchaser LLC, 144a, 8.250%, 4/15/33	57,996
28,000	Sword Purchaser LLC, 144a, 10.500%, 4/15/34†	29,296
54,000	Terex Corp., 144a, 6.250%, 10/15/32	54,731
2,228,000	Textron Financial Corp., 144a, (TSFR3M + 1.997%), 5.648%, 2/15/42(A)	2,049,672

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Industrials — 1.3% (Continued)
$ 1,358,000	Timken Co. (The), 4.500%, 12/15/28	$ 1,351,506
35,000	TransDigm, Inc., 144a, 6.375%, 3/1/29	35,533
1,104,000	United Parcel Service, Inc., 5.950%, 5/14/55	1,134,188
7,000	WESCO Distribution, Inc., 144a, 5.500%, 4/15/34	6,925
21,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/29	21,403
12,000	WESCO Distribution, Inc., 144a, 6.375%, 3/15/33	12,311
21,000	WESCO Distribution, Inc., 144a, 6.625%, 3/15/32	21,641
73,000	XPO, Inc., 144a, 7.125%, 2/1/32†	75,719
		12,932,567
	Information Technology — 1.2%
12,000	Amentum Holdings, Inc., 144a, 7.250%, 8/1/32	12,360
49,000	Amkor Technology, Inc., 144a, 5.875%, 10/1/33	49,153
1,424,000	Apple, Inc., 4.650%, 2/23/46	1,278,609
1,481,000	Broadcom, Inc., 3.419%, 4/15/33	1,351,871
508,000	Cisco Systems, Inc., 4.850%, 2/26/29	513,542
105,000	Consensus Cloud Solutions, Inc., 144a, 6.500%, 10/15/28	104,990
40,000	CoreWeave, Inc., 144a, 9.250%, 6/1/30†	40,307
762,000	Dell International LLC / EMC Corp., 4.850%, 2/1/35	744,779
600,000	Intel Corp., 5.000%, 8/15/33	596,163
1,742,000	Microsoft Corp., 2.525%, 6/1/50	1,040,263
2,059,000	MSCI, Inc., 144a, 3.875%, 2/15/31	1,951,027
6,000	NCR Voyix Corp., 144a, 5.125%, 4/15/29	5,854
37,000	Open Text Corp. (Canada), 144a, 3.875%, 12/1/29	34,018
38,000	Open Text Corp. (Canada), 144a, 3.875%, 2/15/28	37,032
724,000	Oracle Corp., 4.700%, 9/27/34	664,393
778,000	Oracle Corp., 5.950%, 9/26/55	663,679
1,370,000	Salesforce, Inc., 5.550%, 3/15/36	1,368,264
54,000	Science Applications International Corp., 144a, 5.875%, 11/1/33	53,185
27,000	SS&C Technologies, Inc., 144a, 5.500%, 9/30/27	26,996
864,000	Texas Instruments, Inc., 5.100%, 5/23/35	872,269
11,000	Zebra Technologies Corp., 144a, 6.500%, 6/1/32	11,131
		11,419,885
	Real Estate — 1.0%
1,219,000	American Tower Corp. REIT, 5.900%, 11/15/33	1,273,654
992,000	Crown Castle, Inc. REIT, 4.800%, 9/1/28	995,158
2,534,000	Crown Castle, Inc. REIT, 4.900%, 9/1/29	2,543,955
34,000	CTR Partnership LP / CareTrust Capital Corp. REIT, 144a, 3.875%, 6/30/28	33,140
2,048,000	Host Hotels & Resorts LP REIT, Ser H, 3.375%, 12/15/29	1,953,005
36,000	Howard Hughes Corp. (The) REIT, 144a, 4.125%, 2/1/29	34,784
31,000	Hudson Pacific Properties LP REIT, 4.650%, 4/1/29†	29,358
1,526,000	Invitation Homes Operating Partnership LP REIT, 4.150%, 4/15/32	1,453,731
53,000	Iron Mountain, Inc. REIT, 144a, 4.500%, 2/15/31	50,695
42,000	Iron Mountain, Inc. REIT, 144a, 6.250%, 1/15/35	42,180
41,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 4.875%, 5/15/29	40,088
21,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer REIT, 144a, 7.000%, 2/1/30	21,501
65,000	RLJ Lodging Trust LP REIT, 144a, 3.750%, 7/1/26	65,000
1,134,000	Store Capital LLC REIT, 2.700%, 12/1/31	999,826
623,000	Store Capital LLC REIT, 4.625%, 3/15/29	616,319
21,000	Vornado Realty LP REIT, 5.750%, 2/1/33	21,096
		10,173,490
	Materials — 0.2%
34,000	Celanese US Holdings LLC, 7.379%, 7/15/32	35,755
Principal Amount		MarketValue
	Corporate Bonds — 17.7% (Continued)
	Materials — 0.2% (Continued)
$ 52,000	Celanese US Holdings LLC, 7.700%, 11/15/33†	$ 55,574
200,000	Cerdia Finanz GmbH (Germany), 144a, 9.375%, 10/3/31	179,500
1,136,000	Ecolab, Inc., 5.150%, 6/15/33	1,153,046
632,000	LYB International Finance III LLC, 5.875%, 1/15/36†	634,589
23,000	Magnera Corp., 144a, 4.750%, 11/15/29	21,467
55,000	Magnera Corp., 144a, 7.250%, 11/15/31	53,694
41,000	NOVA Chemicals Corp. (Canada), 144a, 8.500%, 11/15/28	42,399
		2,176,024
	Total Corporate Bonds	$173,763,828
	U.S. Treasury Obligations — 10.2%
1,499,000	U.S. Treasury Bond, 4.500%, 11/15/54	1,401,741
1,480,000	U.S. Treasury Bond, 4.625%, 11/15/55	1,414,556
6,145,000	U.S. Treasury Bond, 4.750%, 2/15/45	6,033,862
1,700,000	U.S. Treasury Bond, 4.750%, 2/15/56	1,659,094
13,320,000	U.S. Treasury Bond, 5.000%, 5/15/56	13,521,881
19,525,000	U.S. Treasury Note, 3.500%, 9/30/29	19,136,788
7,010,000	U.S. Treasury Note, 3.875%, 3/31/31	6,915,529
14,770,000	U.S. Treasury Note, 3.875%, 4/30/31	14,568,067
16,745,000	U.S. Treasury Note, 4.125%, 6/30/28	16,741,075
4,810,000	U.S. Treasury Note, 4.125%, 2/15/36	4,701,775
14,705,000	U.S. Treasury Note, 4.375%, 5/15/36	14,652,154
	Total U.S. Treasury Obligations	$100,746,522
	Non-Agency Collateralized Mortgage Obligations — 2.2%
32,944	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.560%, 7/25/43(A)(C)	32,082
72,019	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.463%, 6/25/45(A)(C)	71,049
229,934	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.608%, 10/25/45(A)(C)	219,994
1,025,444	Angel Oak Mortgage Trust, Ser 2024-1, Class A1, 144a, 5.210%, 8/25/68(A)(C)	1,022,323
657,071	AOMT, Ser 2024-6, Class A1, 144a, 4.650%, 11/25/67(A)(C)	650,778
737,381	BRAVO Residential Funding Trust, Ser 2024-NQM8, Class A1A, 144a, 4.300%, 8/1/53(A)(C)	725,406
580,504	CIM Trust, Ser 2020-J2, Class A19, 144a, 2.500%, 1/25/51(A)(C)	473,199
53,236	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.392%, 5/25/43(A)(C)	52,626
192,478	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.872%, 1/25/45(A)(C)	185,324
198,614	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.763%, 12/25/44(A)(C)	191,370
1,900,000	CSMC Trust, Ser 2018-RPL9, Class A2, 144a, 3.919%, 9/25/57(A)(C)	1,778,550
1,485,402	Flagstar Mortgage Trust, Ser 2021-6INV, Class A4, 144a, 2.500%, 8/25/51(A)(C)	1,228,453
1,214,458	GCAT Trust, Ser 2022-INV2, Class A9, 144a, 3.000%, 4/25/52(A)(C)	1,136,390
1,646,000	GS Mortgage-Backed Securities Trust, Ser 2018-RPL1, Class A1B, 144a, 3.750%, 10/25/57	1,548,933
900,080	GS Mortgage-Backed Securities Trust, Ser 2021-PJ8, Class A8, 144a, 2.500%, 1/25/52(A)(C)	802,976
515,187	JP Morgan Mortgage Trust, Ser 2017-1, Class B2, 144a, 3.445%, 1/25/47(A)(C)	467,623
1,143,335	JP Morgan Mortgage Trust, Ser 2018-8, Class B3, 144a, 4.042%, 1/25/49(A)(C)	1,051,283
995,984	JP Morgan Mortgage Trust, Ser 2020-5, Class B1, 144a, 3.570%, 12/25/50(A)(C)	887,365

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Non-Agency Collateralized Mortgage Obligations — 2.2% (Continued)
$ 1,360,719	JP Morgan Mortgage Trust, Ser 2021-INV5, Class A3, 144a, 3.000%, 12/25/51(A)(C)	$ 1,245,655
1,035,014	JP Morgan Mortgage Trust, Ser 2024-3, Class A6, 144a, 3.000%, 5/25/54(A)(C)	964,272
573,777	Mill City Mortgage Loan Trust, Ser 2018-3, Class M3, 144a, 3.250%, 8/25/58(A)(C)	514,910
1,397,426	Mill City Mortgage Loan Trust, Ser 2019-1, Class M1, 144a, 3.500%, 10/25/69(A)(C)	1,329,892
1,431,008	New Residential Mortgage Loan Trust, Ser 2016-1A, Class A1, 144a, 3.750%, 3/25/56(A)(C)	1,370,648
1,293,300	OBX Trust, Ser 2021-J3, Class A4, 144a, 2.500%, 10/25/51(A)(C)	1,153,981
111,245	Sequoia Mortgage Trust, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(C)	102,150
666,328	Sequoia Mortgage Trust, Ser 2018-CH3, Class B2B, 144a, 4.702%, 8/25/48(A)(C)	644,132
1,314,080	Sequoia Mortgage Trust, Ser 2026-4, Class A5, 144a, 5.000%, 3/25/56(A)(C)	1,297,038
952,216	Wells Fargo Mortgage Backed Securities Trust, Ser 2021-2, Class A3, 144a, 2.500%, 6/25/51(A)(C)	847,283
	Total Non-Agency Collateralized Mortgage Obligations	$21,995,685
	U.S. Government Mortgage-Backed Obligations — 1.4%
737	FHLMC, Pool #G08062, 5.000%, 6/1/35	746
83,282	FHLMC, Pool #G08637, 4.000%, 4/1/45	79,796
459,455	FHLMC, Pool #Q29260, 4.000%, 10/1/44	440,915
146,542	FNMA, Pool #725423, 5.500%, 5/1/34	148,235
133,362	FNMA, Pool #725610, 5.500%, 7/1/34	134,516
13,873	FNMA, Pool #748895, 6.000%, 12/1/33	13,835
69,328	FNMA, Pool #AD9193, 5.000%, 9/1/40	70,017
187,579	FNMA, Pool #AH8925, 4.500%, 3/1/41	185,928
205,206	FNMA, Pool #AR9195, 3.000%, 3/1/43	186,437
314,790	FNMA, Pool #BC1809, 3.500%, 5/1/46	292,511
1,386,390	FNMA, Pool #BT7156, 2.000%, 8/1/51	1,128,069
1,643,692	FNMA, Pool #CB3606, 3.500%, 5/1/52	1,496,264
1,459,462	FNMA, Pool #FA2759, 5.500%, 2/1/55	1,466,632
446,915	FNMA, Pool #FM5166, 3.000%, 12/1/50	392,899
386,776	FNMA, Pool #FM5279, 3.500%, 11/1/50	355,445
238,925	FNMA, Pool #FM5468, 2.500%, 1/1/36	225,045
447,444	FNMA, Pool #FM5682, 2.500%, 1/1/51	381,100
2,175,101	FNMA, Pool #FM6031, 2.000%, 2/1/51	1,746,266
2,153,574	FNMA, Pool #FM6559, 2.000%, 3/1/51	1,728,584
1,109,710	FNMA, Pool #FM9448, 2.000%, 10/1/51	892,264
809,322	FNMA, Pool #FS0816, 2.500%, 2/1/37	758,478
437,265	FNMA, Pool #MA4166, 3.000%, 10/1/40	404,364
305,958	GNMA, Pool #5175, 4.500%, 9/20/41	303,031
1,296,035	GNMA, Pool #786741, 3.500%, 4/20/52	1,179,293
	Total U.S. Government Mortgage-Backed Obligations	$14,010,670
	Commercial Mortgage-Backed Securities — 1.4%
27,944,294	BANK, Ser 2019-BN21, Class XA, 0.932%, 10/17/52(A)(C)(D)	602,663
1,150,000	BANK, Ser 2022-BNK39, Class A4, 2.928%, 2/15/55(A)(C)	1,039,299
780,000	BMO Mortgage Trust, Ser 2025-5C10, Class B, 6.445%, 5/15/58(A)(C)	804,943
1,500,000	BX Commercial Mortgage Trust, Ser 2020-VIV3, Class B, 144a, 3.662%, 3/9/44(A)(C)	1,408,488
390,000	Citigroup Commercial Mortgage Trust, Ser 2017-P8, Class AS, 3.789%, 9/15/50(A)(C)	371,700
Principal Amount		MarketValue
	Commercial Mortgage-Backed Securities — 1.4% (Continued)
$ 1,220,000	COMM Mortgage Trust, Ser 2018-HOME, Class A, 144a, 3.942%, 4/10/33(A)(C)	$ 1,192,523
1,365,000	ESTN Trust, Ser 2026-TOWN, Class C, 144a, 5.938%, 5/12/46(A)(C)	1,387,580
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(C)	634,306
1,000,000	HONO Mortgage Trust, Ser 2021-LULU, Class B, 144a, (TSFR1M + 1.564%), 5.190%, 10/15/36(A)	989,078
665,000	JPMBB Commercial Mortgage Securities Trust, Ser 2014-C25, Class AS, 4.065%, 11/15/47	648,375
975,000	JPMF1 Multifamily Mortgage Trust, Ser 2026-FX1, Class A3, 5.309%, 5/15/59	986,502
500,000	JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-MINN, Class A, 144a, (TSFR1M + 1.317%), 4.942%, 11/15/35(A)	299,995
825,000	SG Commercial Mortgage Securities Trust, Ser 2019-787E, Class A, 144a, 4.163%, 2/15/41	793,709
435,000	UBS Commercial Mortgage Trust, Ser 2017-C1, Class AS, 3.724%, 6/15/50	427,001
1,350,000	VEGAS Trust, Ser 2024-TI, Class A, 144a, 5.518%, 11/10/39	1,348,503
770,000	Wells Fargo Commercial Mortgage Trust, Ser 2018-AUS, Class B, 144a, 4.194%, 8/17/36(A)(C)	745,325
	Total Commercial Mortgage-Backed Securities	$13,679,990
	Agency Collateralized Mortgage Obligations — 1.1%
2,109,010	FHLMC REMIC, Ser 4616, Class Z, 3.500%, 9/15/46	1,830,779
515,000	FHLMC REMIC, Ser 4991, Class HB, 2.000%, 7/25/50	378,488
2,350,000	FHLMC REMIC, Ser 5223, Class NB, 3.500%, 2/25/42	2,024,125
2,024,030	FNMA REMIC, Ser 2016-44, Class ZD, 3.000%, 7/25/46	1,680,250
2,314,271	FNMA REMIC, Ser 2017-72, Class DZ, 2.500%, 9/25/47	1,789,683
1,946,287	FNMA REMIC, Ser 2018-19, Class EZ, 4.000%, 4/25/48	1,747,024
1,500,000	FNMA REMIC, Ser 2019-35, Class KB, 3.000%, 7/25/49	1,244,628
71,215	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	70,791
2,422,801	GNMA, Ser 2012-147, Class IO, 0.503%, 4/16/54(A)(C)(D)	18,744
	Total Agency Collateralized Mortgage Obligations	$10,784,512
	Asset-Backed Securities — 0.9%
328,379	CF Hippolyta Issuer LLC, Ser 2020-1, Class A1, 144a, 1.690%, 7/15/60	271,293
1,250,000	CIFC Funding Ltd. (Cayman Islands), Ser 2022-2A, Class BR, 144a, (TSFR3M + 1.400%), 5.075%, 4/19/35(A)	1,248,351
632,871	CLI Funding VI LLC, Ser 2020-3A, Class A, 144a, 2.070%, 10/18/45	592,315
850,000	Drive Auto Receivables Trust, Ser 2025-2, Class D, 4.900%, 12/15/32	842,104
1,050,000	Goto Foods Funding LLC, Ser 2026-1A, Class A2, 144a, 6.854%, 4/30/56	1,051,324
42,647	Jack in the Box Funding LLC, Ser 2022-1A, Class A2I, 144a, 3.445%, 2/26/52	41,602
807,500	Neighborly Issuer LLC, Ser 2021-1A, Class A2, 144a, 3.584%, 4/30/51	774,047
1,000,000	Santander Drive Auto Receivables Trust, Ser 2025-4, Class D, 4.950%, 1/15/32	995,392
920,000	Textainer Marine Containers, Ltd. (China), Ser 2021-3A, Class A, 144a, 1.940%, 8/20/46	830,131

Touchstone Balanced Fund (Continued)
Principal Amount		MarketValue
	Asset-Backed Securities — 0.9% (Continued)
$ 1,400,000	Towd Point Mortgage Trust, Ser 2015-6, Class B1, 144a, 3.765%, 4/25/55(A)(C)	$ 1,356,619
1,140,000	Towd Point Mortgage Trust, Ser 2019-4, Class M1B, 144a, 3.000%, 10/25/59(A)(C)	961,964
	Total Asset-Backed Securities	$8,965,142
	Sovereign Government Obligations — 0.2%
1,034,000	Mexico Government International Bond, 3.771%, 5/24/61	619,583
870,000	Republic of Poland Government International Bond, Ser 30Y, 6.125%, 4/14/56	884,429
	Total Sovereign Government Obligations	$1,504,012
Shares
	Short-Term Investment Funds — 1.9%
9,236,279	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	9,236,279
10,031,336	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	10,031,336
	Total Short-Term Investment Funds	$19,267,615
	Total Investment Securities—100.9% (Cost $678,399,658)	$994,478,311
	Liabilities in Excess of Other Assets — (0.9%)	(9,139,200)
	Net Assets — 100.0%	$985,339,111
(A)	Variable rate security - Rate reflected is the rate in effect as of June 30, 2026.
(B)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(D)	Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $9,599,661.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
FHLMC – Federal Home Loan Mortgage Corporation
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
IO – Interest Only
LLC – Limited Liability Company
LP – Limited Partnership
MTN – Medium Term Note
PLC – Public Limited Company
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
TSFR1M – One Month Term Secured Overnight Financing Rate
TSFR3M – Three Month Term Secured Overnight Financing Rate
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $87,768,842 or 8.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$629,760,335	$—	$—	$629,760,335
Corporate Bonds	—	173,763,828	—	173,763,828
U.S. Treasury Obligations	—	100,746,522	—	100,746,522
Non-Agency Collateralized Mortgage Obligations	—	21,995,685	—	21,995,685
U.S. Government Mortgage-Backed Obligations	—	14,010,670	—	14,010,670
Commercial Mortgage-Backed Securities	—	13,679,990	—	13,679,990
Agency Collateralized Mortgage Obligations	—	10,784,512	—	10,784,512
Asset-Backed Securities	—	8,965,142	—	8,965,142
Sovereign Government Obligations	—	1,504,012	—	1,504,012
Short-Term Investment Funds	19,267,615	—	—	19,267,615
Total Assets	$649,027,950	$345,450,361	$—	$994,478,311
Liabilities:
Other Financial Instruments
Futures
Interest rate contracts	$(64,337)	$—	$—	$(64,337)
Total Liabilities	$(64,337)	$—	$—	$(64,337)
Total	$648,963,613	$345,450,361	$—	$994,413,974

Touchstone Balanced Fund (Continued)
Futures Contracts
At June 30, 2026, $314,150 was segregated with the broker as collateral for futures contracts. The Fund had the following futures contracts, brokered by Wells Fargo, open at June 30, 2026:
Description	Expiration Date	Number of Contracts	Notional Value	Unrealized Depreciation
Long Futures:
30-Year U.S. Ultra Treasury Bond	9/21/2026	61	$7,085,531	$(64,337)
				$(64,337)
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Core Municipal Bond Fund – June 30, 2026
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 68.2%
$500,000	Arizona Board of Regents, Revenue, 5.000%, 08/01/54	$ 521,800
500,000	Barry County, MO, COP, 5.000%, 10/01/37	524,340
500,000	Black Belt Energy Gas District, Revenue Ser A, 5.250%, 05/01/56	510,304
500,000	Central Plains Energy Project, Revenue Ser A1, 5.000%, 08/01/55	534,488
500,000	Chicago O'Hare International Airport, Revenue Ser A, 5.000%, 01/01/31	505,846
500,000	Chicago O'Hare International Airport, Revenue Ser C, 5.250%, 01/01/54	530,207
450,000	City of Erie Higher Education Building Authority, Revenue, 5.000%, 05/01/47	426,365
500,000	Clark-Pleasant Community School Building Corp., Revenue, 5.000%, 07/15/45	539,430
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 11/01/28	523,219
500,000	Colorado Health Fac. Auth., Revenue, 5.000%, 05/15/30	508,214
500,000	Connecticut State Health & Educational Fac. Auth., Revenue, 5.000%, 07/01/48	520,960
500,000	County of Miami-Dade FL Transit System, Revenue Ser A, 4.000%, 07/01/49	459,083
500,000	Duluth Economic Development Auth., Revenue EDR, 5.000%, 06/15/32	553,682
535,000	Eagle River Water & Sanitation District Wastewater Revenue Ser A, 4.000%, 12/01/45	534,488
500,000	Energy Southeast A Cooperative District, Revenue Ser A, 5.000%, 11/01/35	527,767
500,000	Florida Development Finance Corp., Revenue Ser A, 5.000%, 06/15/30	506,854
500,000	Greater Jasper School Building Corp., Revenue, 5.000%, 07/15/29	522,586
510,000	Greater Texas Cultural Education Fac. Finance Corp., Revenue, 5.000%, 03/01/28	529,260
350,000	Guam Power Auth., Revenue Ser A, 5.000%, 10/01/26	351,277
500,000	Hamilton County, OH, 5.000%, 08/15/40	526,386
465,000	Harris County Cultural Education Fac. Finance Corp., Revenue Ser A, 5.000%, 07/01/52	476,589
500,000	Health Care Auth. for Baptist Health/The, Revenue Ser A, 5.000%, 11/15/32	538,878
500,000	Illinois Finance Auth., Revenue Ser A, 5.000%, 08/15/47	512,822
500,000	Indiana Finance Auth., Revenue Ser A, 5.750%, 03/01/54	518,336
500,000	Iowa Higher Education Loan Auth., Revenue, 5.375%, 10/01/52	508,413
500,000	Kentucky Housing Corp., Revenue Ser C, 4.300%, 07/01/41	496,485
500,000	Kentucky Public Energy Auth., Revenue Ser 1, 4.000%, 02/01/30	505,484
500,000	Louisiana Local Government Environmental Fac. & Community Development Auth, Revenue, 5.000%, 08/15/30	511,048
500,000	Main Street Natural Gas, Inc., Revenue Ser B, 5.000%, 12/01/54	537,611
500,000	Massachusetts Development Finance Agency, Revenue, 5.000%, 01/01/35	548,368
500,000	Metropolitan Government Nashville & Davidson County Sports Auth., Revenue Ser A, 5.250%, 07/01/53	529,383
500,000	Michigan Finance Authority, Revenue Ser C, 5.000%, 06/01/32	538,137
500,000	Montrose Redevelopment Auth., 5.000%, 09/01/26	501,874
500,000	Municipal Electric Authority of Georgia Ser A, 5.000%, 07/01/52	510,642
500,000	New Jersey Economic Development Auth., Revenue EDR, 5.000%, 03/01/28	520,789
Principal Amount		Market Value
	Fixed Rate Revenue Bonds – 68.2% (Continued)
$500,000	New York City Transitional Finance Auth., Future Tax Secured Revenue Ser D, 5.000%, 05/01/50	$ 524,032
500,000	New York State Dormitory Auth., Revenue, 5.000%, 07/01/29	494,081
500,000	Newark Higher Education Finance Corp., Revenue Ser A, 4.000%, 04/01/57	425,285
500,000	Ohio Higher Educational Fac. Commission, 5.000%, 03/01/34	504,151
500,000	Ohio State University/The, Revenue Ser A, 3.000%, 12/01/44	415,662
500,000	Pennsylvania Higher Educational Fac. Auth., Revenue Ser A, 5.000%, 05/01/32	534,752
500,000	Public Utility District No. 1 of Benton County, Revenue, 5.000%, 11/01/28	503,947
500,000	Pulaski County, AR, Revenue, 5.250%, 03/01/53	523,045
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/29	521,354
500,000	Regional Transportation District, Revenue Ser A, 5.000%, 01/15/31	534,348
500,000	Rock Hill, SC, Combined Utility System Revenue Ser A, 5.000%, 01/01/54	513,982
500,000	St Lucie County School Board, COP Ser A, 5.000%, 07/01/48	517,244
510,000	State Board of Higher Education of the State of North Dakota, Revenue Ser A, 5.000%, 04/01/29	518,140
500,000	State of Illinois Sales Tax Revenue Ser B, 5.000%, 06/15/33	516,446
500,000	State of Louisiana Gasoline & Fuels Tax Revenue Ser A, 4.000%, 05/01/40	508,974
500,000	Tobacco Settlement Financing Corp, Revenue Ser A, 5.000%, 06/01/30	519,031
500,000	Town of Upland, Revenue EDR, 4.000%, 09/01/43	484,299
500,000	Troy Capital Resource Corp., Revenue, 5.000%, 09/01/30	536,838
500,000	Westmoreland County Municipal Auth., Revenue, 5.000%, 08/15/49	521,302
500,000	Westmoreland County Municipal Auth., Revenue Ser A, 4.125%, 08/15/41	500,828
500,000	Williamsburg LSD, COP, 5.250%, 12/15/53	516,288
500,000	Wisconsin Health & Educational Fac. Auth., Revenue, 5.000%, 03/15/53	448,381
	Total Fixed Rate Revenue Bonds	$28,993,825
	General Obligation Bonds – 29.2%
500,000	Aubrey, TX, LTGO Ser A, 5.000%, 02/15/42	534,506
500,000	Bee Cave, TX, LTGO, 5.000%, 09/01/36	555,156
500,000	Chicago Board of Education, UTGO Ser A, 4.000%, 12/01/47	410,983
500,000	Chicago, IL, UTGO Ser A, 5.000%, 01/01/34	518,090
500,000	Clark County School District, LTGO, 4.000%, 06/15/42	499,072
500,000	Cook County School District No 27, LTGO Ser B, 4.250%, 12/01/50	473,879
500,000	Decatur, TX, LTGO, 5.000%, 03/01/54	511,373
500,000	Finney County, KS, UTGO Ser A, 5.250%, 10/01/46	546,600
500,000	Harris County Hospital District, LTGO, 5.000%, 02/15/55	518,055
615,000	Harris County Water Control & Improvement District No 159, UTGO, 4.000%, 03/01/48	577,505
500,000	Jackson, MS, UTGO, 5.000%, 03/01/28	504,364
500,000	L'Anse Creuse Public Schools, UTGO Ser I, 5.000%, 05/01/49	524,069
500,000	North Pine Vistas Metropolitan District No 2, LTGO, 5.250%, 12/01/42	537,591
500,000	Pearland Independent School District, UTGO, 4.250%, 02/15/50	490,282
500,000	Pittsburgh School District, LTGO, 4.200%, 09/01/42	501,337

Touchstone Core Municipal Bond Fund (Continued)
Principal Amount		Market Value
	General Obligation Bonds – 29.2% (Continued)
$500,000	Prosper Independent School District, UTGO, 4.000%, 02/15/53	$ 511,177
450,000	School District of Philadelphia/The, LTGO Ser B, 5.000%, 09/01/30	488,084
500,000	Smith County, TX, UTGO, 5.000%, 08/15/36	569,234
500,000	South Washington County Independent School District No 833, UTGO Ser A, 5.000%, 02/01/38	555,571
500,000	St Louis, MO, UTGO Ser A, 5.000%, 02/15/43	535,648
500,000	State of Illinois, UTGO Ser B, 5.500%, 05/01/47	526,292
500,000	Village of Orland Park, UTGO, 4.000%, 12/01/47	463,970
500,000	Western Maricopa Education Center District No 402, UTGO Ser A, 5.000%, 07/01/41	555,388
500,000	Will County, IL, UTGO Ser B, 4.125%, 11/15/42	501,175
	Total General Obligation Bonds	$12,409,401
Shares
	Short-Term Investment Fund — 1.5%
637,321	Dreyfus Government Cash Management Institutional Shares, 3.54%∞Ω	637,321
	Total Investment Securities—98.9% (Cost $42,235,689)	$42,040,547
	Other Assets in Excess of Liabilities — 1.1%	$468,433
	Net Assets — 100.0%	$42,508,980
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
COP–Certificates of Participation
EDR–Economic Development Revenue
LSD–Local School District
LTGO–Limited Tax General Obligation
UTGO–Unlimited Tax General Obligation
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$41,403,226	$—	$41,403,226
Short-Term Investment Fund	637,321	—	—	637,321
Total	$637,321	$41,403,226	$—	$42,040,547
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone International Value Fund – June 30, 2026
Shares		Market Value
	Common Stocks — 96.7%
	Japan — 12.2%
	Communication Services — 1.1%
122,400	KDDI Corp.	$ 2,056,040
	Consumer Discretionary — 2.1%
171,300	Honda Motor Co. Ltd.	1,543,030
103,700	Sankyo Co. Ltd.	1,011,663
100,900	Sumitomo Rubber Industries Ltd.	1,306,309
	Consumer Staples — 1.2%
126,900	Kirin Holdings Co. Ltd.	2,193,502
	Financials — 1.3%
181,800	Japan Post Holdings Co. Ltd.	2,443,603
	Health Care — 1.5%
129,000	Astellas Pharma, Inc.	1,725,590
43,700	Nippon Shinyaku Co. Ltd.	1,082,110
	Industrials — 3.2%
161,700	Hanwa Co. Ltd.	1,697,325
90,600	Japan Airlines Co. Ltd.	1,583,179
84,000	NIPPON EXPRESS HOLDINGS, Inc.†	2,617,265
	Information Technology — 1.8%
88,500	Brother Industries Ltd.	2,013,263
52,900	Canon, Inc.	1,354,789
	Total Japan	22,627,668
	South Korea — 10.4%
	Communication Services — 0.8%
157,900	LG Uplus Corp.	1,425,607
	Consumer Discretionary — 0.8%
17,300	Kia Corp.	1,562,496
	Financials — 0.7%
14,800	DB Insurance Co. Ltd.	1,289,549
	Industrials — 3.8%
6,200	SK Square Co. Ltd.	7,011,335
	Information Technology — 4.3%
36,400	Samsung Electronics Co. Ltd.	8,077,060
	Total South Korea	19,366,047
	United Kingdom — 8.5%
	Consumer Staples — 2.0%
57,100	Imperial Brands PLC	2,110,351
271,400	Tesco PLC	1,654,482
	Financials — 4.1%
194,800	HSBC Holdings PLC	3,683,531
225,300	Investec PLC	1,794,589
248,100	NatWest Group PLC	2,189,223
	Health Care — 1.6%
110,000	GSK PLC	2,887,819
	Utilities — 0.8%
155,000	Drax Group PLC	1,560,502
	Total United Kingdom	15,880,497
	China — 7.5%
	Consumer Discretionary — 1.9%
103,500	JD.com, Inc. - Class A	1,318,631
70,700	Vipshop Holdings Ltd. ADR	937,482
30,400	Yum China Holdings, Inc.	1,242,448
	Energy — 0.9%
1,650,000	PetroChina Co. Ltd. Class H	1,780,781
Shares		Market Value
	Common Stocks — 96.7% (Continued)
	China — (Continued)
	Financials — 0.9%
2,755,000	People's Insurance Co. Group of China Ltd. (The) Class H	$ 1,653,632
	Health Care — 0.6%
372,200	Livzon Pharmaceutical Group, Inc. Class H	1,134,910
	Industrials — 1.0%
410,000	Weichai Power Co. Ltd. Class H	1,798,499
	Information Technology — 2.2%
267,000	Kingboard Holdings Ltd.	4,045,263
	Total China	13,911,646
	Taiwan — 7.4%
	Information Technology — 7.4%
115,000	Genius Electronic Optical Co. Ltd.	2,401,843
341,000	Hon Hai Precision Industry Co. Ltd.	2,721,075
141,000	Nanya Technology Corp.*	2,063,609
901,000	United Microelectronics Corp.	4,832,785
262,000	WT Microelectronics Co. Ltd.	1,775,475
	Total Taiwan	13,794,787
	France — 6.9%
	Energy — 1.4%
34,100	TotalEnergies SE	2,636,800
	Financials — 1.6%
25,900	BNP Paribas SA	3,024,943
	Health Care — 1.4%
30,200	Sanofi SA	2,582,210
	Information Technology — 0.9%
80,700	Dassault Systemes SE	1,646,059
	Real Estate — 0.8%
37,100	Klepierre SA REIT	1,550,541
	Utilities — 0.8%
41,100	Rubis SCA	1,442,408
	Total France	12,882,961
	Canada — 6.3%
	Energy — 0.9%
14,600	Imperial Oil Ltd.	1,639,483
	Financials — 2.8%
67,300	Manulife Financial Corp.	2,729,488
38,500	Power Corp. of Canada	2,400,261
	Information Technology — 0.7%
63,700	Open Text Corp.	1,409,866
	Materials — 1.9%
357,200	B2Gold Corp.	1,339,893
33,600	Nutrien Ltd.	2,116,806
	Total Canada	11,635,797
	India — 4.2%
	Energy — 2.3%
385,600	Bharat Petroleum Corp. Ltd.	1,240,454
399,000	Coal India Ltd.	1,853,310
377,900	Petronet LNG Ltd.	1,122,360
	Financials — 0.9%
1,312,200	Canara Bank	1,742,902
	Materials — 1.0%
533,300	National Aluminium Co. Ltd.	1,921,465
	Total India	7,880,491

Touchstone International Value Fund (Continued)
Shares		Market Value
	Common Stocks — 96.7% (Continued)
	Germany — 4.1%
	Consumer Discretionary — 0.6%
23,700	Mercedes-Benz Group AG	$ 1,192,079
	Financials — 0.9%
51,200	Deutsche Bank AG	1,733,990
	Health Care — 1.4%
45,800	Bayer AG	2,533,116
	Industrials — 1.2%
45,500	Daimler Truck Holding AG	2,194,423
	Total Germany	7,653,608
	Netherlands — 3.7%
	Energy — 1.1%
52,200	Shell PLC	2,028,231
	Financials — 2.6%
58,800	ABN AMRO Bank NV	2,500,872
27,000	NN Group NV	2,367,060
	Total Netherlands	6,896,163
	Australia — 3.7%
	Financials — 1.1%
122,200	QBE Insurance Group Ltd.	2,125,686
	Industrials — 1.2%
289,900	Qantas Airways Ltd.	2,129,979
	Materials — 1.4%
21,700	Rio Tinto Ltd.	2,610,940
	Total Australia	6,866,605
	Switzerland — 3.4%
	Financials — 1.4%
53,100	UBS Group AG*	2,631,696
	Health Care — 2.0%
23,400	Novartis AG	3,657,243
	Total Switzerland	6,288,939
	Italy — 2.8%
	Consumer Discretionary — 0.9%
218,800	Pirelli & C SpA, 144a	1,657,068
	Financials — 1.1%
23,400	UniCredit SpA	2,097,079
	Materials — 0.8%
28,300	Buzzi SpA	1,449,597
	Total Italy	5,203,744
	Hong Kong — 2.3%
	Consumer Staples — 1.0%
1,804,500	WH Group Ltd., 144a	1,913,340
	Health Care — 0.5%
880,000	United Laboratories International Holdings Ltd. (The)†	947,923
	Industrials — 0.8%
137,000	Swire Pacific Ltd. - Class A	1,431,029
	Total Hong Kong	4,292,292
	South Africa — 1.7%
	Consumer Discretionary — 0.7%
27,500	Naspers Ltd. Class N	1,380,880
	Materials — 1.0%
116,800	Harmony Gold Mining Co. Ltd.	1,787,146
	Total South Africa	3,168,026
Shares		Market Value
	Common Stocks — 96.7% (Continued)
	Spain — 1.4%
	Financials — 1.4%
191,700	Banco Santander SA	$ 2,660,769
	Denmark — 1.4%
	Financials — 1.4%
48,600	Danske Bank A/S	2,605,086
	Sweden — 1.3%
	Information Technology — 1.3%
207,700	Telefonaktiebolaget LM Ericsson - Class B	2,329,293
	Belgium — 1.2%
	Financials — 1.2%
28,300	Ageas SA	2,264,305
	Norway — 1.2%
	Financials — 1.2%
74,600	DNB Bank ASA	2,221,010
	Brazil — 1.1%
	Materials — 1.1%
138,600	Vale SA	2,092,303
	Greece — 1.1%
	Communication Services — 1.1%
92,712	Hellenic Telecommunications Organization SA†	2,058,273
	Mexico — 1.0%
	Consumer Staples — 1.0%
815,400	Kimberly-Clark de Mexico SAB de CV - Class A	1,800,758
	Malaysia — 0.9%
	Financials — 0.9%
895,400	CIMB Group Holdings Bhd	1,630,119
	Ireland — 0.5%
	Industrials — 0.5%
6,680	AerCap Holdings NV	973,810
	Indonesia — 0.5%
	Utilities — 0.5%
11,771,900	Perusahaan Gas Negara Persero Tbk PT	901,078
	Total Common Stocks	$179,886,075
	Preferred Stocks — 1.0%
	Brazil — 1.0%
	Financials — 1.0%
720,300	Itausa SA, 5.720%(A)	1,869,713
	Short-Term Investment Funds — 3.0%
2,066,589	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	2,066,589
3,428,099	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	3,428,099
	Total Short-Term Investment Funds	$5,494,688
	Total Investment Securities — 100.7% (Cost $140,400,011)	$187,250,476
	Liabilities in Excess of Other Assets — (0.7)%	(1,268,656)
	Net Assets — 100.0%	$185,981,820
(A)	Perpetual Bond - A bond or preferred stock with no definite maturity date.
*	Non-income producing security.
**	Collateral for securities loaned.

Touchstone International Value Fund (Continued)
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $3,251,351.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2026, these securities were valued at $3,570,408 or 1.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$2,193,502	$20,434,166	$—	$22,627,668
South Korea	—	19,366,047	—	19,366,047
United Kingdom	3,355,091	12,525,406	—	15,880,497
China	2,179,930	11,731,716	—	13,911,646
Taiwan	—	13,794,787	—	13,794,787
France	—	12,882,961	—	12,882,961
Canada	11,635,797	—	—	11,635,797
India	—	7,880,491	—	7,880,491
Germany	—	7,653,608	—	7,653,608
Netherlands	—	6,896,163	—	6,896,163
Australia	—	6,866,605	—	6,866,605
Switzerland	—	6,288,939	—	6,288,939
Italy	—	5,203,744	—	5,203,744
Hong Kong	—	4,292,292	—	4,292,292
South Africa	—	3,168,026	—	3,168,026
Spain	—	2,660,769	—	2,660,769
Denmark	—	2,605,086	—	2,605,086
Sweden	—	2,329,293	—	2,329,293
Belgium	—	2,264,305	—	2,264,305
Norway	—	2,221,010	—	2,221,010
Brazil	2,092,303	—	—	2,092,303
Greece	2,058,273	—	—	2,058,273
Mexico	1,800,758	—	—	1,800,758
Malaysia	—	1,630,119	—	1,630,119
Ireland	973,810	—	—	973,810
Indonesia	—	901,078	—	901,078
Preferred Stocks	1,869,713	—	—	1,869,713
Short-Term Investment Funds	5,494,688	—	—	5,494,688
Total	$33,653,865	$153,596,611	$—	$187,250,476
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Focused Fund – June 30, 2026
Shares		Market Value
	Common Stocks — 100.1%
	Information Technology — 36.3%
858,734	Apple, Inc.	$ 248,483,270
202,313	Applied Materials, Inc.	146,272,299
116,783	Broadcom, Inc.	44,114,778
743,528	Microsoft Corp.	277,350,815
1,251,869	NVIDIA Corp.	250,486,468
361,163	Oracle Corp.	52,928,438
273,284	Salesforce, Inc.	42,812,672
111,188	SAP SE (Germany) ADR†	17,135,183
277,183	Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan) ADR	132,374,285
103,330	Texas Instruments, Inc.	30,799,573
229,039	Workday, Inc. - Class A*	28,038,954
		1,270,796,735
	Communication Services — 17.6%
961,138	Alphabet, Inc. - Class C	339,598,890
1,034,614	Comcast Corp. - Class A	25,399,774
361,263	Meta Platforms, Inc. - Class A	203,495,835
169,280	Netflix, Inc.*	12,086,592
372,082	Walt Disney Co. (The)	35,812,892
		616,393,983
	Financials — 13.3%
1,871,313	Bank of America Corp.	106,627,415
89,212	Berkshire Hathaway, Inc. - Class B*	44,640,793
241,123	Blackstone, Inc.	28,372,943
812,560	Charles Schwab Corp. (The)	74,974,911
152,598	LPL Financial Holdings, Inc.	42,983,805
35,453	Markel Group, Inc.*	69,240,064
282,293	Visa, Inc. - Class A	96,851,905
		463,691,836
	Health Care — 9.1%
358,722	Becton Dickinson & Co.	54,285,400
329,786	BioMarin Pharmaceutical, Inc.*	18,870,355
537,361	Bristol-Myers Squibb Co.	30,962,741
104,069	Cencora, Inc.	29,449,446
74,144	HCA Healthcare, Inc.	28,908,004
143,819	Johnson & Johnson	36,525,711
775,587	Medtronic PLC	60,674,171
145,870	UnitedHealth Group, Inc.	60,627,948
		320,303,776
	Consumer Discretionary — 8.8%
432,766	Airbnb, Inc. - Class A*	61,928,814
938,194	Amazon.com, Inc.*	223,609,158
457,236	Las Vegas Sands Corp.	21,119,731
		306,657,703
	Industrials — 6.9%
330,248	Boeing Co. (The)*	71,488,784
79,557	Deere & Co.	50,465,392
48,610	Hubbell, Inc.	25,432,752
2,035,374	QXO, Inc.*†	35,171,263
341,064	Stanley Black & Decker, Inc.	32,100,944
349,931	Uber Technologies, Inc.*	25,251,021
		239,910,156
Shares		Market Value
	Common Stocks — 100.1% (Continued)
	Consumer Staples — 3.5%
418,808	Monster Beverage Corp.*	$ 40,255,825
453,228	Philip Morris International, Inc.	81,993,478
		122,249,303
	Energy — 2.1%
537,687	Exxon Mobil Corp.	73,512,567
	Real Estate — 1.7%
188,994	Jones Lang LaSalle, Inc.*	58,578,690
	Materials — 0.8%
361,806	International Flavors & Fragrances, Inc.	28,662,271
	Total Common Stocks	$3,500,757,020
	Short-Term Investment Funds — 1.2%
14,058	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	14,058
41,124,782	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	41,124,782
	Total Short-Term Investment Funds	$41,138,840
	Total Investment Securities—101.3% (Cost $1,622,333,545)	$3,541,895,860
	Liabilities in Excess of Other Assets — (1.3%)	(45,979,635)
	Net Assets — 100.0%	$3,495,916,225
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $39,377,106.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,500,757,020	$—	$—	$3,500,757,020
Short-Term Investment Funds	41,138,840	—	—	41,138,840
Total	$3,541,895,860	$—	$—	$3,541,895,860
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Large Cap Fund – June 30, 2026
Shares		Market Value
	Common Stocks — 98.3%
	Financials — 22.9%
38,971	Berkshire Hathaway, Inc. - Class B*	$ 19,500,699
10,927	Blackrock, Inc.	10,506,966
74,419	Charles Schwab Corp. (The)	6,866,641
37,270	Chubb Ltd.	12,699,380
55,872	Progressive Corp. (The)	12,205,238
36,495	Visa, Inc. - Class A	12,521,070
		74,299,994
	Information Technology — 18.1%
72,958	Apple, Inc.	21,111,127
78,158	Entegris, Inc.	14,057,498
50,159	TE Connectivity PLC (Switzerland)	10,112,556
44,325	Texas Instruments, Inc.	13,211,953
		58,493,134
	Industrials — 16.5%
29,212	FedEx Corp.	9,147,153
14,607	Fedex Freight Holding Co., Inc.*	2,205,657
52,420	Norfolk Southern Corp.	16,490,808
47,367	Old Dominion Freight Line, Inc.	10,259,692
72,249	Republic Services, Inc.	15,394,817
		53,498,127
	Materials — 11.0%
42,035	Air Products & Chemicals, Inc.	12,323,821
19,856	Martin Marietta Materials, Inc.	11,450,955
14,841	NewMarket Corp.	11,742,793
		35,517,569
	Communication Services — 9.0%
82,510	Alphabet, Inc. - Class C	29,153,258
	Consumer Staples — 7.0%
129,330	Altria Group, Inc.	9,305,294
68,618	Church & Dwight Co., Inc.	6,647,712
66,428	Nestle SA (Switzerland) ADR	6,821,491
		22,774,497
	Consumer Discretionary — 4.9%
21,078	Lowe's Cos., Inc.	4,647,488
71,268	O'Reilly Automotive, Inc.*	6,563,070
44,510	Starbucks Corp.	4,548,477
		15,759,035
Shares		Market Value
	Common Stocks — 98.3% (Continued)
	Utilities — 4.0%
192,092	Dominion Energy, Inc.	$ 13,117,963
	Health Care — 2.7%
34,064	Johnson & Johnson	8,651,234
	Energy — 2.2%
42,951	Chevron Corp.	7,119,558
	Total Common Stocks	$318,384,369
	Short-Term Investment Fund — 1.7%
5,314,472	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	5,314,472
	Total Investment Securities—100.0% (Cost $161,473,463)	$323,698,841
	Other Assets in Excess of Liabilities — 0.0%	160,598
	Net Assets — 100.0%	$323,859,439
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$318,384,369	$—	$—	$318,384,369
Short-Term Investment Fund	5,314,472	—	—	5,314,472
Total	$323,698,841	$—	$—	$323,698,841
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Small Company Fund – June 30, 2026
Shares		Market Value
	Common Stocks — 98.8%
	Health Care — 21.1%
360,753	Bio-Techne Corp.	$ 25,487,199
2,195,407	Certara, Inc.*	14,379,916
38,418	Chemed Corp.	17,892,799
806,927	Doximity, Inc. - Class A*	16,735,666
179,761	Encompass Health Corp.	18,170,242
106,787	Ensign Group, Inc. (The)	17,117,956
326,782	Globus Medical, Inc. - Class A*	25,819,046
632,104	Haemonetics Corp.*	47,407,800
361,636	LivaNova PLC*	29,737,328
368,323	Merit Medical Systems, Inc.*	25,539,517
1,020,918	Option Care Health, Inc.*	21,408,651
812,040	Privia Health Group, Inc.*	20,893,789
1,940,666	Progyny, Inc.*	55,949,401
1,259,511	Waystar Holding Corp.*	25,857,761
		362,397,071
	Industrials — 19.6%
45,401	CACI International, Inc. - Class A*	21,032,467
70,814	Clean Harbors, Inc.*	21,155,683
113,046	Crane Co.	25,217,171
21,007	Curtiss-Wright Corp.	15,918,264
63,659	ESCO Technologies, Inc.	22,283,196
1,266,626	ExlService Holdings, Inc.*	32,754,948
204,591	Federal Signal Corp.	26,287,898
214,658	Franklin Electric Co., Inc.	23,009,191
198,199	Hexcel Corp.	19,831,792
119,669	ITT, Inc.	23,665,741
125,850	Middleby Corp. (The)*	21,647,459
113,956	MSA Safety, Inc.	19,894,439
169,581	Nextpower, Inc. - Class A*	20,203,880
407,665	Worthington Enterprises, Inc.	21,916,070
450,756	Zurn Elkay Water Solutions Corp.	22,776,701
		337,594,900
	Information Technology — 17.1%
53,924	Advanced Energy Industries, Inc.	20,106,642
828,577	Box, Inc. - Class A*	21,990,433
5,215,554	CCC Intelligent Solutions Holdings, Inc.*	26,912,258
155,426	CommVault Systems, Inc.*	22,028,527
2,292,746	DoubleVerify Holdings, Inc.*	24,853,367
248,694	Kulicke & Soffa Industries, Inc. (Singapore)	33,265,309
98,026	Onto Innovation, Inc.*	37,097,940
531,567	Q2 Holdings, Inc.*	25,568,373
281,780	Qualys, Inc.*	38,741,932
554,016	RingCentral, Inc. - Class A	21,595,544
1,075,853	Zeta Global Holdings Corp. - Class A*	21,172,787
		293,333,112
	Consumer Discretionary — 15.5%
281,884	Champion Homes, Inc.*	24,839,618
180,634	Crocs, Inc.*	21,791,686
365,349	Frontdoor, Inc.*	28,347,429
857,719	Gentex Corp.	21,674,559
165,499	Grand Canyon Education, Inc.*	23,684,562
178,712	LCI Industries	18,922,026
598,024	Malibu Boats, Inc. - Class A*	16,403,798
187,574	Signet Jewelers Ltd.	16,168,879
435,701	Steven Madden Ltd.	18,343,012
104,844	Texas Roadhouse, Inc.	20,259,006
45,085	TopBuild Corp.*	15,983,985
247,130	Urban Outfitters, Inc.*	17,511,632
470,060	YETI Holdings, Inc.*	23,296,174
		267,226,366
Shares		Market Value
	Common Stocks — 98.8% (Continued)
	Financials — 11.1%
282,096	Ameris Bancorp	$ 25,461,985
615,666	Atlantic Union Bankshares Corp.	26,048,829
66,962	Evercore, Inc. - Class A	22,863,505
1,347,963	FNB Corp.	25,719,134
282,129	Hancock Whitney Corp.	21,080,679
827,698	Home BancShares, Inc.	23,630,778
317,589	Moelis & Co. - Class A	20,776,672
247,812	SouthState Bank Corp.	24,756,419
		190,338,001
	Energy — 5.9%
292,875	Cactus, Inc. - Class A	15,003,986
108,995	Gulfport Energy Corp.*	18,496,452
233,589	HF Sinclair Corp.	16,269,474
670,118	Magnolia Oil & Gas Corp. - Class A	17,141,618
526,070	Tidewater, Inc.*	35,052,044
		101,963,574
	Real Estate — 4.4%
310,946	Agree Realty Corp. REIT	23,551,050
736,581	COPT Defense Properties REIT	26,804,183
671,953	STAG Industrial, Inc. REIT	25,574,531
		75,929,764
	Materials — 2.5%
99,900	Eagle Materials, Inc.	22,477,500
423,963	Silgan Holdings, Inc.	19,667,644
		42,145,144
	Communication Services — 1.6%
810,773	Cargurus, Inc.*	27,639,252
	Total Common Stocks	$1,698,567,184
	Short-Term Investment Fund — 2.8%
48,601,214	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	48,601,214
	Total Investment Securities—101.6% (Cost $1,341,125,711)	$1,747,168,398
	Liabilities in Excess of Other Assets — (1.6%)	(28,170,850)
	Net Assets — 100.0%	$1,718,997,548
*	Non-income producing security.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,698,567,184	$—	$—	$1,698,567,184
Short-Term Investment Fund	48,601,214	—	—	48,601,214
Total	$1,747,168,398	$—	$—	$1,747,168,398
See accompanying Notes to Financial Statements.

Portfolio of Investments
Touchstone Value Fund – June 30, 2026
Shares		Market Value
	Common Stocks — 98.5%
	Financials — 20.6%
34,233	American Express Co.	$ 11,579,312
382,431	Bank of America Corp.	21,790,918
154,732	Bank of Nova Scotia (The) (Canada)	13,436,927
33,513	Berkshire Hathaway, Inc. - Class B*	16,769,570
26,231	Capital One Financial Corp.	5,262,463
97,318	Charles Schwab Corp. (The)	8,979,532
14,659	Everest Group Ltd.	5,236,634
195,809	Fidelity National Information Services, Inc.	7,613,054
24,782	LPL Financial Holdings, Inc.	6,980,594
42,428	Progressive Corp. (The)	9,268,397
108,959	Wells Fargo & Co.	9,004,372
121,174	Western Alliance Bancorp†	9,960,503
		125,882,276
	Information Technology — 13.9%
101,352	Entegris, Inc.	18,229,171
455,819	Hewlett Packard Enterprise Co.	20,561,995
153,111	Microchip Technology, Inc.	13,963,723
26,224	NXP Semiconductors NV (Netherlands)	7,369,731
73,734	Oracle Corp.	10,805,718
29,751	QUALCOMM, Inc.	5,497,687
43,649	TE Connectivity PLC (Switzerland)	8,800,075
		85,228,100
	Health Care — 11.9%
18,768	Abbott Laboratories	1,703,008
14,922	Elevance Health, Inc.	5,770,785
264,176	GE HealthCare Technologies, Inc.	16,909,906
115,671	Medtronic PLC	9,048,942
158,066	Merck & Co., Inc.	20,311,481
119,084	Sanofi SA ADR	5,080,124
33,740	UnitedHealth Group, Inc.	14,023,356
		72,847,602
	Utilities — 9.6%
155,100	Entergy Corp.	17,814,786
612,158	PG&E Corp.	10,296,498
123,529	Pinnacle West Capital Corp.	13,217,603
215,685	Xcel Energy, Inc.	17,319,505
		58,648,392
	Consumer Discretionary — 9.2%
281,106	Aptiv PLC (Jersey)*	17,254,286
821,178	Carnival Corp. Ltd.	23,461,055
47,537	Lennar Corp. - Class A	4,301,623
118,108	Wynn Resorts Ltd.	11,467,106
		56,484,070
	Industrials — 8.9%
12,625	CACI International, Inc. - Class A*	5,848,658
178,643	Fortive Corp.	10,913,301
34,465	JB Hunt Transport Services, Inc.	9,975,205
112,864	Johnson Controls International PLC	16,490,559
152,183	Uber Technologies, Inc.*	10,981,525
		54,209,248
	Energy — 7.4%
73,947	Chevron Corp.	12,257,455
119,531	Exxon Mobil Corp.	16,342,278
247,188	Halliburton Co.	8,392,033
467,022	Permian Resources Corp. - Class A	8,597,875
		45,589,641
Shares		Market Value
	Common Stocks — 98.5% (Continued)
	Materials — 6.1%
49,109	Air Products & Chemicals, Inc.	$ 14,397,777
300,951	Axalta Coating Systems Ltd.*	10,298,543
202,918	Freeport-McMoRan, Inc.	12,761,513
		37,457,833
	Consumer Staples — 4.1%
551,323	Keurig Dr Pepper, Inc.	18,044,802
121,653	Unilever PLC (United Kingdom) ADR	7,313,778
		25,358,580
	Communication Services — 3.5%
59,084	Alphabet, Inc. - Class A	21,114,849
	Real Estate — 3.3%
33,599	Public Storage REIT	10,694,897
363,245	VICI Properties, Inc. REIT	9,644,155
		20,339,052
	Total Common Stocks	$603,159,643
	Short-Term Investment Funds — 1.8%
6,802,838	Dreyfus Government Cash Management, Institutional Shares, 3.54%∞Ω	6,802,838
4,147,093	Invesco Government & Agency Portfolio, Institutional Class, 3.57%∞Ω**	4,147,093
	Total Short-Term Investment Funds	$10,949,931
	Total Investment Securities—100.3% (Cost $459,893,273)	$614,109,574
	Liabilities in Excess of Other Assets — (0.3%)	(1,582,338)
	Net Assets — 100.0%	$612,527,236
*	Non-income producing security.
**	Collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of June 30, 2026 was $4,031,828.
∞	Open-End Fund.
Ω	Represents the 7-Day SEC yield as of June 30, 2026.
Portfolio Abbreviations:
ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust
Other Information:
The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.
Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$603,159,643	$—	$—	$603,159,643
Short-Term Investment Funds	10,949,931	—	—	10,949,931
Total	$614,109,574	$—	$—	$614,109,574
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities
June 30, 2026
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Small Company Fund
Assets
Investments, at cost	$678,399,658	$42,235,689	$140,400,011	$1,622,333,545	$161,473,463	$1,341,125,711
Investments, at market value *	$994,478,311	$42,040,547	$187,250,476	$3,541,895,860	$323,698,841	$1,747,168,398
Cash	49,471	—	—	1,867,614	—	—
Cash deposits held at prime broker (A)	314,150	—	—	—	—	—
Foreign currency †	—	—	1,547,413	—	—	1,254
Dividends and interest receivable	3,550,788	567,550	553,198	2,106,718	258,526	765,019
Receivable for capital shares sold	509,312	366	125,699	491,681	93,565	876,257
Receivable for investments sold	14,037,583	—	—	—	—	—
Receivable for securities lending income	6,524	—	687	27,512	—	2,172
Tax reclaim receivable	—	—	515,359	—	97,942	—
Other assets	3,777	170	483	15,992	28,642	5,103
Total Assets	1,012,949,916	42,608,633	189,993,315	3,546,405,377	324,177,516	1,748,818,203

Liabilities
Dividends payable	—	7,032	—	—	—	—
Payable for return of collateral for securities on loan	10,031,336	—	3,428,099	41,124,782	—	—
Loan payable to affiliates	—	—	—	2,748,050	—	—
Payable for capital shares redeemed	527,521	14,954	267,961	1,678,286	40,415	2,286,874
Payable for investments purchased	16,053,242	—	47,802	1,883,972	—	25,968,521
Payable to Investment Adviser	389,137	6,518	92,784	1,455,285	136,361	851,976
Payable to other affiliates	289,890	5,530	39,642	883,663	35,654	300,376
Payable to Trustees	23,454	23,454	23,454	23,454	23,454	23,454
Payable for professional services	51,304	30,643	49,913	96,739	31,548	57,053
Payable for reports to shareholders	20,217	4,660	8,065	39,799	8,329	31,129
Payable for transfer agent services	159,019	2,896	36,757	449,549	36,261	271,416
Payable for variation margin on futures contracts	45,750	—	—	—	—	—
Other accrued expenses and liabilities	19,935	3,966	17,018	105,573	6,055	29,856
Total Liabilities	27,610,805	99,653	4,011,495	50,489,152	318,077	29,820,655
Net Assets	$985,339,111	$42,508,980	$185,981,820	$3,495,916,225	$323,859,439	$1,718,997,548
Net assets consist of:
Paid-in capital	638,295,962	44,830,077	183,188,211	1,512,236,779	157,308,422	1,228,493,366
Distributable earnings (deficit)	347,043,149	(2,321,097)	2,793,609	1,983,679,446	166,551,017	490,504,182
Net Assets	$985,339,111	$42,508,980	$185,981,820	$3,495,916,225	$323,859,439	$1,718,997,548
*Includes market value of securities on loan of:	$9,599,661	$—	$3,251,351	$39,377,106	$—	$—
†Cost of foreign currency:	$—	$—	$1,579,095	$—	$—	$1,249
(A)	Represents segregated cash for futures contracts.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Value Fund

$459,893,273
$614,109,574
—
—
—
811,493
3,292,263
1,482,963
35
—
7,114
619,703,442

—
4,147,093
—
269,509
2,240,466
266,727
104,074
23,454
37,476
12,513
71,575
—
3,319
7,176,206
$612,527,236

426,315,712
186,211,524
$612,527,236
$4,031,828
$—

Statements of Assets and Liabilities  (Continued)
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Small Company Fund
Pricing of Class A Shares
Net assets applicable to Class A shares	$596,908,904	$20,357,345	$118,157,582	$2,270,294,226	$8,438,775	$535,017,924
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	19,502,663	1,876,893	4,839,653	26,969,362	373,175	76,932,103
Net asset value price per share*	$30.61	$10.85	$24.41	$84.18	$22.61	$6.95
Maximum sales charge - Class A shares	5.00%	3.25%	5.00%	5.00%	5.00%	5.00%
Maximum offering price per share (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) - Class A shares	$32.22	$11.21	$25.69	$88.61	$23.80	$7.32

Pricing of Class C Shares
Net assets applicable to Class C shares	$72,318,927	$366,547	$2,186,848	$39,989,914	$719,645	$11,438,447
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,358,613	33,850	100,196	538,962	32,776	1,705,125
Net asset value and offering price per share**	$30.66	$10.83	$21.83	$74.20	$21.96	$6.71

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$311,527,662	$2,883,895	$63,467,857	$944,395,405	$239,161,238	$964,436,614
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,285,926	264,716	2,636,443	11,217,732	10,544,435	118,069,101
Net asset value, offering price and redemption price per share	$30.29	$10.89	$24.07	$84.19	$22.68	$8.17

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class shares	$—	$18,901,193	$2,169,533	$164,779,108	$75,539,781	$38,373,079
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	1,740,795	91,145	1,952,826	3,325,231	4,676,380
Net asset value, offering price and redemption price per share	$—	$10.86	$23.80	$84.38	$22.72	$8.21

Pricing of Class R6 Shares
Net assets applicable to Class R6 shares	$4,583,618	$—	$—	$76,457,572	$—	$169,731,484
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	151,424	—	—	905,211	—	22,888,283
Net asset value, offering price and redemption price per share	$30.27	$—	$—	$84.46	$—	$7.42
*	There is no sales load on subscriptions of $1 million or more for all funds except for Core Municipal Bond Fund. There is no sales load on subscriptions of $500,000 or more for Core Municipal Bond Fund. Redemptions that were part of a $500,000 or $1 million or more subscription, as applicable, may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.
**	Redemption price per share varies by length of time shares are held due to the terms of the contingent deferred sales charge.
See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities  (Continued)
Touchstone Value Fund

$179,948,554
14,273,909
$12.61
5.00%
$13.27

$1,638,395
130,407
$12.56

$116,077,642
9,142,332
$12.70

$299,293,458
23,686,964
$12.64

$15,569,187
1,231,710
$12.64

Statements of Operations For the Year Ended June 30, 2026
	Touchstone Balanced Fund	Touchstone Core Municipal Bond Fund	Touchstone International Value Fund	Touchstone Large Cap Focused Fund	Touchstone Large Cap Fund	Touchstone Small Company Fund
Investment Income
Dividends*	$6,959,841	$44,278	$5,384,015	$36,952,616	$5,343,546	$12,429,259
Interest	16,143,747	1,587,881	—	—	—	413
Income from securities loaned	19,737	—	3,877	51,964	173	3,993
Total Investment Income	23,123,325	1,632,159	5,387,892	37,004,580	5,343,719	12,433,665
Expenses
Investment advisory fees	4,758,431	169,026	1,032,354	17,906,800	1,852,966	8,863,996
Administration fees	1,308,748	55,802	194,612	4,706,599	407,773	1,904,462
Compliance fees and expenses	3,931	3,931	3,931	3,931	3,931	3,931
Custody fees	44,355	3,396	35,425	17,612	6,821	14,826
Professional fees	74,274	31,424	67,243	167,492	37,611	83,905
Transfer Agent fees, Class A	429,399	10,018	103,290	1,273,865	6,123	366,273
Transfer Agent fees, Class C	54,773	397	3,206	37,456	419	12,118
Transfer Agent fees, Class Y	303,559	3,114	48,001	854,720	157,975	818,494
Transfer Agent fees, Institutional Class	—	787	375	71,963	3,003	16,858
Transfer Agent fees, Class R6	29	—	—	433	—	781
Registration fees, Class A	21,018	12,076	17,395	21,037	15,081	20,973
Registration fees, Class C	18,982	8,915	13,794	18,743	9,650	17,343
Registration fees, Class Y	23,517	12,817	24,386	33,101	20,778	50,510
Registration fees, Institutional Class	—	5,677	12,860	17,372	12,787	18,844
Registration fees, Class R6	6,035	—	—	12,868	—	18,930
Reports to Shareholders, Class A	33,483	5,158	13,749	63,378	4,948	27,476
Reports to Shareholders, Class C	7,744	4,474	4,914	6,548	4,669	4,806
Reports to Shareholders, Class Y	15,434	4,831	6,661	37,832	14,737	64,766
Reports to Shareholders, Institutional Class	—	4,495	4,513	6,611	4,545	5,364
Reports to Shareholders, Class R6	6,225	—	—	4,686	—	6,155
Distribution expenses, Class A	1,514,268	50,996	251,921	5,671,072	19,729	1,253,673
Distribution and shareholder servicing expenses, Class C	742,331	4,517	19,342	433,184	6,681	124,724
Trustee fees	31,245	31,245	31,245	31,245	31,245	31,245
Other expenses	219,544	31,656	99,024	857,011	103,346	276,507
Total Expenses	9,617,325	454,752	1,988,241	32,255,559	2,724,818	14,006,960
Fees waived and/or reimbursed by the Adviser and/or Affiliates(A)	(13,218)	(180,000)	(284,531)	(297,757)	(333,521)	(43,461)
Fees recouped by the Adviser	—	—	—	—	—	40,343
Net Expenses	9,604,107	274,752	1,703,710	31,957,802	2,391,297	14,003,842
Net Investment Income (Loss)	13,519,218	1,357,407	3,684,182	5,046,778	2,952,422	(1,570,177)
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) on investments(B)(C)	52,938,807	(156,019)	24,365,089	354,599,500	11,404,525	180,849,267
Net realized losses on futures contracts	(367,870)	—	—	—	—	—
Net realized gains on swap agreements	75,312	—	—	—	—	—
Net realized gains (losses) on foreign currency transactions	79	—	(135,410)	—	—	(189)
Net change in unrealized appreciation (depreciation) on investments	25,311,863	1,156,754	26,966,772	90,985,426	36,889,568	124,615,415
Net change in unrealized appreciation (depreciation) on futures contracts	12,055	—	—	—	—	—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(73)	—	(64,834)	—	—	94
Net Realized and Unrealized Gains (Losses) on Investments	77,970,173	1,000,735	51,131,617	445,584,926	48,294,093	305,464,587
Change in Net Assets Resulting from Operations	$91,489,391	$2,358,142	$54,815,799	$450,631,704	$51,246,515	$303,894,410
*Net of foreign tax withholding of:	$42,027	$—	$705,049	$206,044	$41,493	$3,403
(A)	See Note 4 in Notes to Financial Statements.
(B)	Includes foreign capital gains taxes paid of $225 for the International Value Fund.
(C)	Net realized gains on investments includes the realized gains of $220,791,706, $9,275,381 and $23,594,920 for the Large Cap Focused Fund, the Large Cap Fund and the Small Company Fund, respectively, for redemption-in-kind activity, which will not be recognized by the Fund for tax purposes.
See accompanying Notes to Financial Statements.

Statements of Operations (Continued)
Touchstone Value Fund

$12,401,110
—
24,253
12,425,363

3,500,274
792,362
3,931
8,166
49,497
141,291
1,862
112,713
100,769
53
16,086
10,658
15,976
25,174
15,935
14,539
4,227
9,832
8,752
4,790
432,087
17,898
31,245
93,709
5,411,826
(463,117)
—
4,948,709
7,476,654

55,822,506
—
—
2,215
38,220,787
—
(1)
94,045,507
$101,522,161
$213,071

Statements of Changes in Net Assets
	Touchstone Balanced Fund		Touchstone Core Municipal Bond Fund		Touchstone International Value Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
From Operations
Net investment income (loss)	$13,519,218	$13,450,004	$1,357,407	$1,416,229	$3,684,182	$3,479,184
Net realized gains (losses) on investments, futures contracts, swap agreements and foreign currency transactions	52,646,328	26,960,125	(156,019)	(181,154)	24,229,679	4,121,217
Net change in unrealized appreciation (depreciation) on investments, futures contracts, swap agreements and foreign currency transactions	25,323,845	63,860,329	1,156,754	(598,722)	26,901,938	18,530,836
Change in Net Assets from Operations	91,489,391	104,270,458	2,358,142	636,353	54,815,799	26,131,237

Distributions to Shareholders:
Distributed earnings, Class A	(29,890,528)	(11,269,753)	(624,735)	(631,865)	(7,263,261)	(7,150,624)
Distributed earnings, Class C	(3,064,917)	(818,456)	(10,708)	(13,393)	(153,788)	(153,386)
Distributed earnings, Class Y	(16,123,529)	(6,084,187)	(97,988)	(83,247)	(3,357,050)	(2,294,692)
Distributed earnings, Institutional Class	—	—	(623,976)	(687,730)	(41,059)	(39,444)
Distributed earnings, Class R6	(250,533)	(38,833)	—	—	—	—
Total Distributions	(49,329,507)	(18,211,229)	(1,357,407)	(1,416,235)	(10,815,158)	(9,638,146)
Change in Net Assets from Share Transactions(A)	(21,993,051)	(37,638,272)	(101,950)	(6,928,866)	27,055,792	(6,990,050)

Total Increase (Decrease) in Net Assets	20,166,833	48,420,957	898,785	(7,708,748)	71,056,433	9,503,041

Net Assets
Beginning of period	965,172,278	916,751,321	41,610,195	49,318,943	114,925,387	105,422,346
End of period	$985,339,111	$965,172,278	$42,508,980	$41,610,195	$185,981,820	$114,925,387
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets (Continued)
Touchstone Large Cap Focused Fund		Touchstone Large Cap Fund		Touchstone Small Company Fund
For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025

$5,046,778	$9,982,738	$2,952,422	$2,628,915	$(1,570,177)	$(1,184,017)
354,599,500	198,270,455	11,404,525	20,592,176	180,849,078	77,924,735
90,985,426	264,934,178	36,889,568	6,994,915	124,615,509	24,511,808
450,631,704	473,187,371	51,246,515	30,216,006	303,894,410	101,252,526

(33,581,681)	(14,290,861)	(207,546)	(265,850)	(27,766,540)	(29,701,501)
(626,264)	(231,770)	(15,661)	(22,848)	(717,374)	(830,082)
(16,851,604)	(8,561,004)	(6,205,778)	(7,752,092)	(37,706,653)	(27,249,001)
(4,035,964)	(2,231,509)	(2,059,230)	(2,528,634)	(1,794,070)	(1,743,608)
(1,266,643)	(556,685)	—	—	(5,097,315)	(5,123,010)
(56,362,156)	(25,871,829)	(8,488,215)	(10,569,424)	(73,081,952)	(64,647,202)
(360,454,975)	(344,685,386)	(14,048,429)	(4,365,068)	314,722,180	80,792,048

33,814,573	102,630,156	28,709,871	15,281,514	545,534,638	117,397,372

3,462,101,652	3,359,471,496	295,149,568	279,868,054	1,173,462,910	1,056,065,538
$3,495,916,225	$3,462,101,652	$323,859,439	$295,149,568	$1,718,997,548	$1,173,462,910

Statements of Changes in Net Assets (Continued)
	Touchstone Value Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
From Operations
Net investment income	$7,476,654	$8,448,425
Net realized gains on investments and foreign currency transactions	55,824,721	72,653,814
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	38,220,786	(15,348,332)
Change in Net Assets from Operations	101,522,161	65,753,907

Distributions to Shareholders:
Distributed earnings, Class A	(20,989,437)	(13,780,241)
Distributed earnings, Class C	(211,781)	(171,469)
Distributed earnings, Class Y	(14,235,809)	(8,908,226)
Distributed earnings, Institutional Class	(35,600,822)	(22,258,644)
Distributed earnings, Class R6	(5,150,240)	(2,445,480)
Total Distributions	(76,188,089)	(47,564,060)
Change in Net Assets from Share Transactions(A)	5,431,015	19,027,974

Total Increase (Decrease) in Net Assets	30,765,087	37,217,821

Net Assets
Beginning of period	581,762,149	544,544,328
End of period	$612,527,236	$581,762,149
(A)	For details on share transactions by class, see Statements of Changes in Net Assets - Capital Stock Activity.
See accompanying Notes to Financial Statements.

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Statements of Changes in Net Assets - Capital Stock Activity
	Touchstone Balanced Fund				Touchstone Core Municipal Bond Fund
	For the Year Ended June 30, 2026		For the Year Ended June 30, 2025		For the Year Ended June 30, 2026		For the Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	978,496	$29,670,537	1,167,090	$32,504,569	31,845	$342,677	78,233	$842,849
Reinvestment of distributions	944,916	28,475,273	377,453	10,693,250	50,211	540,556	48,514	522,462
Cost of Shares redeemed	(2,786,609)	(84,593,351)	(2,863,601)	(79,655,206)	(153,028)	(1,638,760)	(240,828)	(2,560,945)
Change from Class A Share Transactions	(863,197)	(26,447,541)	(1,319,058)	(36,457,387)	(70,972)	(755,527)	(114,081)	(1,195,634)
Class C
Proceeds from Shares issued	315,583	9,559,985	535,810	14,925,188	681	7,305	—	—
Reinvestment of distributions	99,760	3,011,983	28,391	808,753	714	7,663	1,242	13,366
Cost of Shares redeemed	(569,102)	(17,330,109)	(745,386)	(20,801,965)	(15,108)	(161,822)	(17,762)	(190,792)
Change from Class C Share Transactions	(153,759)	(4,758,141)	(181,185)	(5,068,024)	(13,713)	(146,854)	(16,520)	(177,426)
Class Y
Proceeds from Shares issued	1,997,690	60,084,286	2,265,345	62,623,185	107,778	1,162,378	77,667	838,307
Reinvestment of distributions	539,225	16,084,370	216,447	6,069,075	9,014	97,522	7,478	80,844
Cost of Shares redeemed	(2,248,042)	(67,185,500)	(2,498,750)	(68,777,518)	(78,002)	(845,002)	(137,916)	(1,486,340)
Change from Class Y Share Transactions	288,873	8,983,156	(16,958)	(85,258)	38,790	414,898	(52,771)	(567,189)
Institutional Class
Proceeds from Shares issued	—	—	—	—	29,414	319,315	7,587	82,104
Reinvestment of distributions	—	—	—	—	57,892	623,972	63,685	687,730
Cost of Shares redeemed	—	—	—	—	(51,632)	(557,754)	(531,324)	(5,758,451)
Change from Institutional Class Share Transactions	—	—	—	—	35,674	385,533	(460,052)	(4,988,617)
Class R6
Proceeds from Shares issued	128,045	3,899,297	143,027	4,064,207	—	—	—	—
Reinvestment of distributions	8,347	248,792	1,368	38,283	—	—	—	—
Cost of Shares redeemed	(128,617)	(3,918,614)	(4,894)	(130,093)	—	—	—	—
Change from Class R6 Share Transactions	7,775	229,475	139,501	3,972,397	—	—	—	—
Change from Share Transactions	(720,308)	$(21,993,051)	(1,377,700)	$(37,638,272)	(10,221)	$(101,950)	(643,424)	$(6,928,866)
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone International Value Fund				Touchstone Large Cap Focused Fund
For the Year Ended June 30, 2026		For the Year Ended June 30, 2025		For the Year Ended June 30, 2026		For the Year Ended June 30, 2025
Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

343,042	$7,252,315	152,562	$2,454,434	470,262	$38,200,166	618,618	$43,272,300
346,155	7,034,862	470,273	6,929,845	381,210	31,283,598	182,540	13,248,569
(599,338)	(12,532,840)	(872,264)	(13,866,455)	(2,941,792)	(238,404,545)	(3,344,425)	(232,675,527)
89,859	1,754,337	(249,429)	(4,482,176)	(2,090,320)	(168,920,781)	(2,543,267)	(176,154,658)

35,172	656,488	9,119	130,546	58,830	4,214,601	98,477	6,136,051
8,307	151,369	11,317	151,099	8,588	622,223	3,520	230,618
(36,600)	(708,068)	(53,384)	(751,581)	(199,735)	(14,313,707)	(311,255)	(19,349,859)
6,879	99,789	(32,948)	(469,936)	(132,317)	(9,476,883)	(209,258)	(12,983,190)

2,159,412	45,629,414	321,123	5,115,033	1,869,151	150,665,473	2,512,953	174,967,437
166,502	3,334,752	156,652	2,273,642	195,920	16,099,366	113,525	8,188,418
(1,191,111)	(25,107,672)	(598,407)	(9,520,096)	(3,215,170)	(260,469,933)	(3,627,882)	(252,583,595)
1,134,803	23,856,494	(120,632)	(2,131,421)	(1,150,099)	(93,705,094)	(1,001,404)	(69,427,740)

68,066	1,561,613	12,228	193,978	4,270,489	347,615,779	4,533,590	316,751,829
2,073	41,059	2,744	39,444	41,250	3,397,521	25,960	1,875,537
(13,041)	(257,500)	(8,862)	(139,939)	(5,378,397)	(439,575,003)	(5,694,534)	(397,909,407)
57,098	1,345,172	6,110	93,483	(1,066,658)	(88,561,703)	(1,134,984)	(79,282,041)

—	—	—	—	113,943	9,090,324	233,639	16,740,372
—	—	—	—	15,299	1,261,531	7,672	554,403
—	—	—	—	(124,766)	(10,142,369)	(341,783)	(24,132,532)
—	—	—	—	4,476	209,486	(100,472)	(6,837,757)
1,288,639	$27,055,792	(396,899)	$(6,990,050)	(4,434,918)	$(360,454,975)	(4,989,385)	$(344,685,386)

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
	Touchstone Large Cap Fund				Touchstone Small Company Fund
	For the Year Ended June 30, 2026		For the Year Ended June 30, 2025		For the Year Ended June 30, 2026		For the Year Ended June 30, 2025
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares issued	25,777	$554,328	96,458	$1,886,880	2,908,679	$18,510,990	3,644,193	$21,997,016
Reinvestment of distributions	8,586	177,585	11,788	236,460	4,227,817	26,931,191	4,529,289	28,663,618
Cost of Shares redeemed	(41,925)	(887,034)	(77,737)	(1,522,813)	(10,494,078)	(66,735,773)	(14,520,642)	(87,468,140)
Change from Class A Share Transactions	(7,562)	(155,121)	30,509	600,527	(3,357,582)	(21,293,592)	(6,347,160)	(36,807,506)
Class C
Proceeds from Shares issued	557	11,154	552	10,540	271,485	1,659,596	394,976	2,358,094
Reinvestment of distributions	758	15,249	1,138	22,382	115,637	713,480	132,988	823,194
Cost of Shares redeemed	(870)	(17,889)	(44,381)	(835,614)	(974,515)	(6,057,864)	(728,517)	(4,257,980)
Change from Class C Share Transactions	445	8,514	(42,691)	(802,692)	(587,393)	(3,684,788)	(200,553)	(1,076,692)
Class Y
Proceeds from Shares issued	368,401	7,770,072	341,282	6,499,369	60,841,836	450,101,437	35,503,899	245,929,242
Reinvestment of distributions	290,084	6,013,788	375,231	7,523,362	5,038,686	37,638,984	3,703,895	27,182,672
Cost of Shares redeemed	(1,130,481)	(23,966,345)	(947,870)	(18,616,921)	(28,668,650)	(214,098,576)	(22,717,468)	(154,685,476)
Change from Class Y Share Transactions	(471,996)	(10,182,485)	(231,357)	(4,594,190)	37,211,872	273,641,845	16,490,326	118,426,438
Institutional Class
Proceeds from Shares issued	944,810	20,010,127	781,867	15,342,116	1,287,843	9,617,582	680,000	4,869,382
Reinvestment of distributions	98,378	2,041,947	123,646	2,480,156	215,709	1,617,819	228,423	1,680,933
Cost of Shares redeemed	(1,209,881)	(25,771,411)	(883,360)	(17,390,985)	(1,337,457)	(10,009,418)	(1,000,846)	(6,929,133)
Change from Institutional Class Share Transactions	(166,693)	(3,719,337)	22,153	431,287	166,095	1,225,983	(92,423)	(378,818)
Class R6
Proceeds from Shares issued	—	—	—	—	24,992,799	170,328,544	15,081,521	93,828,256
Reinvestment of distributions	—	—	—	—	747,552	5,068,405	756,998	5,059,349
Cost of Shares redeemed	—	—	—	—	(16,235,760)	(110,564,217)	(15,745,419)	(98,258,979)
Change from Class R6 Share Transactions	—	—	—	—	9,504,591	64,832,732	93,100	628,626
Change from Share Transactions	(645,806)	$(14,048,429)	(221,386)	$(4,365,068)	42,937,583	$314,722,180	9,943,290	$80,792,048
See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets - Capital Stock Activity (Continued)
Touchstone Value Fund
For the Year Ended June 30, 2026		For the Year Ended June 30, 2025
Shares	Dollars	Shares	Dollars

285,759	$3,459,781	334,917	$4,049,282
1,695,554	19,930,404	1,069,582	13,128,410
(1,630,494)	(19,934,276)	(1,467,186)	(17,682,094)
350,819	3,455,909	(62,687)	(504,402)

7,573	94,633	10,711	127,894
17,812	208,179	13,709	167,879
(59,776)	(731,468)	(109,725)	(1,315,228)
(34,391)	(428,656)	(85,305)	(1,019,455)

956,603	11,782,646	2,134,039	26,143,778
1,176,268	13,937,531	707,156	8,728,321
(2,217,088)	(27,014,014)	(1,844,484)	(22,288,424)
(84,217)	(1,293,837)	996,711	12,583,675

3,365,133	41,229,999	3,547,525	42,518,833
2,594,583	30,620,139	1,658,058	20,379,723
(4,423,888)	(54,708,168)	(4,410,307)	(53,157,855)
1,535,828	17,141,970	795,276	9,740,701

1,289,443	16,552,274	528,818	6,358,369
436,551	5,150,240	198,860	2,445,481
(2,968,468)	(35,146,885)	(852,766)	(10,576,395)
(1,242,474)	(13,444,371)	(125,088)	(1,772,545)
525,565	$5,431,015	1,518,907	$19,027,974

Financial Highlights
Touchstone Balanced Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/22	$25.52	$0.14(3)	$(3.42)	$(3.28)	$(0.15)	$ (0.61)	$(0.76)	$21.48	(13.32)%	$521,933	0.99%	0.99%	0.54%	92%(4)(5)
06/30/23	21.48	0.28	2.66	2.94	(0.28)	—	(0.28)	24.14	13.81	541,895	1.02	1.02	1.24	57(4)
06/30/24	24.14	0.37	2.56	2.93	(0.35)	—	(0.35)	26.72	12.22	579,513	1.01	1.01	1.47	70
06/30/25	26.72	0.40	2.74	3.14	(0.41)	(0.13)	(0.54)	29.32	11.83	597,055	0.99	0.99	1.43	82
06/30/26	29.32	0.41(3)	2.39	2.80	(0.41)	(1.10)	(1.51)	30.61	9.71	596,909	0.98	0.98	1.35	88
Class C
06/30/22	$25.59	$(0.05)(3)	$(3.42)	$(3.47)	$—	$ (0.61)	$(0.61)	$21.51	(13.96)%	$73,906	1.75%	1.75%	(0.22)%	92%(4)(5)
06/30/23	21.51	0.10	2.68	2.78	(0.11)	—	(0.11)	24.18	12.95	73,893	1.78	1.78	0.48	57(4)
06/30/24	24.18	0.16	2.58	2.74	(0.15)	—	(0.15)	26.77	11.38	72,104	1.77	1.77	0.71	70
06/30/25	26.77	0.18	2.73	2.91	(0.19)	(0.13)	(0.32)	29.36	10.92	73,772	1.76	1.76	0.65	82
06/30/26	29.36	0.17(3)	2.40	2.57	(0.17)	(1.10)	(1.27)	30.66	8.87	72,319	1.76	1.76	0.57	88
Class Y
06/30/22	$25.28	$0.18(3)	$(3.38)	$(3.20)	$(0.19)	$ (0.61)	$(0.80)	$21.28	(13.13)%	$155,159	0.79%(6)	0.75%	0.74%	92%(4)(5)
06/30/23	21.28	0.32	2.64	2.96	(0.33)	—	(0.33)	23.91	14.06	197,245	0.79	0.79	1.47	57(4)
06/30/24	23.91	0.42	2.55	2.97	(0.41)	—	(0.41)	26.47	12.51	265,024	0.78	0.78	1.69	70
06/30/25	26.47	0.46	2.70	3.16	(0.47)	(0.13)	(0.60)	29.03	12.04	290,178	0.77	0.77	1.65	82
06/30/26	29.03	0.47(3)	2.37	2.84	(0.48)	(1.10)	(1.58)	30.29	9.95	311,528	0.76	0.76	1.57	88
Class R6
06/30/22(7)	$26.15	$0.13(3)	$(4.22)	$(4.09)	$(0.18)	$ (0.61)	$(0.79)	$21.27	(16.08)%(8)	$112	0.64%(9)	33.98%(9)	0.89%(9)	92%(4)(5)
06/30/23	21.27	0.35	2.64	2.99	(0.36)	—	(0.36)	23.90	14.23	128	0.65	6.11	1.61	57(4)
06/30/24	23.90	0.44	2.55	2.99	(0.44)	—	(0.44)	26.45	12.63	110	0.64	6.94	1.83	70
06/30/25	26.45	0.49	2.71	3.20	(0.51)	(0.13)	(0.64)	29.01	12.20	4,167	0.63	1.13	1.78	82
06/30/26	29.01	0.51(3)	2.37	2.88	(0.52)	(1.10)	(1.62)	30.27	10.10	4,584	0.63	0.91	1.70	88
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01% for the year ended June 30, 2023.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities by the AIG Asset Allocation Fund and AIG Multi-Asset Allocation Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Net expenses include amounts recouped by the Adviser.
(7)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(8)	Not annualized.
(9)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Core Municipal Bond Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/22	$11.89	$0.16	$(1.16)	$(1.00)	$(0.16)	$ (0.01)	$(0.17)	$10.72	(8.43)%	$25,101	0.82%	1.08%	1.40%	157%
06/30/23	10.72	0.24	0.01	0.25	(0.24)	—	(0.24)	10.73	2.37	22,988	0.80	1.05	2.27	54
06/30/24	10.73	0.29	0.05	0.34	(0.29)	—	(0.29)	10.78	3.27	22,231	0.80	1.09	2.75	27
06/30/25	10.78	0.31	(0.19)	0.12	(0.31)	—	(0.31)	10.59	1.13	20,627	0.80	1.14	2.90	15
06/30/26	10.59	0.33	0.26	0.59	(0.33)	—	(0.33)	10.85	5.63	20,357	0.80	1.16	3.06	31
Class C
06/30/22	$11.91	$0.08	$(1.17)	$(1.09)	$(0.08)	$ (0.01)	$(0.09)	$10.73	(9.27)%	$943	1.57%	2.47%	0.65%	157%
06/30/23	10.73	0.14	0.02	0.16	(0.16)	—	(0.16)	10.73	1.54	1,028	1.55	2.45	1.52	54
06/30/24	10.73	0.30	(0.05)	0.25	(0.21)	—	(0.21)	10.77	2.41	690	1.55	3.23	2.00	27
06/30/25	10.77	0.33	(0.29)	0.04	(0.24)	—	(0.24)	10.57	0.32	503	1.52	3.33	2.19	15
06/30/26	10.57	0.40	0.11	0.51	(0.25)	—	(0.25)	10.83	4.91	367	1.49	4.82	2.37	31
Class Y
06/30/22	$11.90	$0.19	$(1.15)	$(0.96)	$(0.19)	$ (0.01)	$(0.20)	$10.74	(8.19)%	$2,740	0.57%	1.11%	1.65%	157%
06/30/23	10.74	0.27	0.01	0.28	(0.27)	—	(0.27)	10.75	2.66	2,637	0.55	1.18	2.52	54
06/30/24	10.75	0.32	0.07	0.39	(0.32)	—	(0.32)	10.82	3.72	3,015	0.55	1.16	3.00	27
06/30/25	10.82	0.34	(0.18)	0.16	(0.34)	—	(0.34)	10.64	1.49	2,404	0.55	1.35	3.15	15
06/30/26	10.64	0.36	0.25	0.61	(0.36)	—	(0.36)	10.89	5.79	2,884	0.55	1.47	3.31	31
Institutional Class
06/30/22	$11.90	$0.20	$(1.15)	$(0.95)	$(0.20)	$ (0.01)	$(0.21)	$10.74	(8.13)%	$29,694	0.50%	0.75%	1.72%	157%
06/30/23	10.74	0.28	0.01	0.29	(0.28)	—	(0.28)	10.75	2.73	26,434	0.48	0.73	2.59	54
06/30/24	10.75	0.33	0.05	0.38	(0.33)	—	(0.33)	10.80	3.60	23,383	0.48	0.77	3.07	27
06/30/25	10.80	0.35	(0.20)	0.15	(0.35)	—	(0.35)	10.60	1.37	18,077	0.48	0.79	3.22	15
06/30/26	10.60	0.36	0.26	0.62	(0.36)	—	(0.36)	10.86	5.97	18,901	0.48	0.83	3.38	31
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone International Value Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/22	$18.88	$0.18	$(3.44)	$(3.26)	$(0.08)	$ (2.24)	$(2.32)	$13.30	(18.87)%	$76,671	1.36%	1.40%	1.08%	45%(3)
06/30/23	13.30	0.24	1.99	2.23	(0.21)	—	(0.21)	15.32	16.99	82,697	1.36	1.44	1.75	32
06/30/24	15.32	0.22	0.30	0.52	(0.21)	—	(0.21)	15.63	3.41	78,145	1.34	1.47	1.44	112
06/30/25	15.63	0.52	3.43	3.95	(0.56)	(0.92)	(1.48)	18.10	27.73	85,991	1.26	1.51	3.23	20
06/30/26	18.10	0.50	7.35	7.85	(0.65)	(0.89)	(1.54)	24.41	45.23	118,158	1.26	1.38	2.39	39
Class C
06/30/22	$17.55	$0.07	$(3.18)	$(3.11)	$(0.02)	$ (2.24)	$(2.26)	$12.18	(19.45)%	$2,399	1.99%	2.71%	0.45%	45%(3)
06/30/23	12.18	0.14	1.82	1.96	(0.17)	—	(0.17)	13.97	16.27	2,327	1.99	2.80	1.12	32
06/30/24	13.97	0.11	0.28	0.39	(0.13)	—	(0.13)	14.23	2.85	1,797	1.97	2.84	0.81	112
06/30/25	14.23	0.38	3.12	3.50	(0.46)	(0.92)	(1.38)	16.35	26.94	1,525	1.86	3.21	2.63	20
06/30/26	16.35	0.34	6.60	6.94	(0.57)	(0.89)	(1.46)	21.83	44.31	2,187	1.85	3.13	1.80	39
Class Y
06/30/22	$18.65	$0.23	$(3.40)	$(3.17)	$(0.13)	$ (2.24)	$(2.37)	$13.11	(18.61)%	$20,430	0.99%	1.19%	1.45%	45%(3)
06/30/23	13.11	0.29	1.97	2.26	(0.24)	—	(0.24)	15.13	17.46	25,324	0.99	1.23	2.12	32
06/30/24	15.13	0.27	0.31	0.58	(0.27)	—	(0.27)	15.44	3.83	25,049	0.97	1.24	1.81	112
06/30/25	15.44	0.57	3.38	3.95	(0.62)	(0.92)	(1.54)	17.85	28.21	26,807	0.89	1.28	3.60	20
06/30/26	17.85	0.58	7.23	7.81	(0.70)	(0.89)	(1.59)	24.07	45.77	63,468	0.89	1.17	2.76	39
Institutional Class
06/30/22	$18.63	$0.25	$(3.40)	$(3.15)	$(0.15)	$ (2.24)	$(2.39)	$13.09	(18.52)%	$3,273	0.89%	1.34%	1.55%	45%(3)
06/30/23	13.09	0.31	1.95	2.26	(0.24)	—	(0.24)	15.11	17.54	3,830	0.89	1.23	2.22	32
06/30/24	15.11	0.29	0.30	0.59	(0.29)	—	(0.29)	15.41	3.93	431	0.88	1.35	1.91	112
06/30/25	15.41	0.58	3.36	3.94	(0.75)	(0.92)	(1.67)	17.68	28.34	602	0.78	3.80	3.72	20
06/30/26	17.68	0.60	7.15	7.75	(0.74)	(0.89)	(1.63)	23.80	45.89	2,170	0.77	3.34	2.88	39
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	Portfolio turnover excludes the purchases and sales of securities by the AIG International Dividend Strategy Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Focused Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/22	$58.68	$0.04	$(7.56)	$(7.52)	$(0.05)	$ (3.91)	$(3.96)	$47.20	(14.07)%	$1,736,900	0.99%	0.99%	0.13%	27%(4)(5)
06/30/23	47.20	0.21(3)	9.72	9.93	(0.08)	(0.68)	(0.76)	56.37	21.28	1,928,303	1.01	1.02	0.43	4(4)
06/30/24	56.37	0.31(3)	9.68	9.99	(0.34)	(0.05)	(0.39)	65.97	17.79	2,084,764	1.00	1.00	0.51	6(4)
06/30/25	65.97	0.15(3)	9.69	9.84	(0.18)	(0.29)	(0.47)	75.34	14.95	2,189,303	0.98	0.98	0.21	7(4)
06/30/26	75.34	0.05(3)	9.99	10.04	(0.17)	(1.03)	(1.20)	84.18	13.37	2,270,294	0.97	0.97	0.07	9(4)
Class C
06/30/22	$53.73	$(0.02)	$(7.18)	$(7.20)	$—	$ (3.91)	$(3.91)	$42.62	(14.78)%	$49,115	1.80%	1.80%	(0.68)%	27%(4)(5)
06/30/23	42.62	(0.16)(3)	8.73	8.57	—	(0.68)	(0.68)	50.51	20.35	50,451	1.80	1.84	(0.36)	4(4)
06/30/24	50.51	(0.15)(3)	8.65	8.50	—	(0.05)	(0.05)	58.96	16.84	51,919	1.80	1.81	(0.29)	6(4)
06/30/25	58.96	(0.38)(3)	8.64	8.26	—	(0.29)	(0.29)	66.93	14.02	44,931	1.80	1.80	(0.60)	7(4)
06/30/26	66.93	(0.55)(3)	8.85	8.30	—	(1.03)	(1.03)	74.20	12.44	39,990	1.80	1.81	(0.76)	9(4)
Class Y
06/30/22	$58.58	$0.20	$(7.57)	$(7.37)	$(0.16)	$ (3.91)	$(4.07)	$47.14	(13.86)%	$493,825	0.73%	0.78%	0.39%	27%(4)(5)
06/30/23	47.14	0.35(3)	9.72	10.07	(0.16)	(0.68)	(0.84)	56.37	21.65	670,688	0.73	0.81	0.71	4(4)
06/30/24	56.37	0.47(3)	9.67	10.14	(0.49)	(0.05)	(0.54)	65.97	18.11	881,916	0.73	0.79	0.78	6(4)
06/30/25	65.97	0.33(3)	9.69	10.02	(0.36)	(0.29)	(0.65)	75.34	15.23	931,810	0.73	0.77	0.47	7(4)
06/30/26	75.34	0.25(3)	9.99	10.24	(0.36)	(1.03)	(1.39)	84.19	13.64	944,395	0.73	0.76	0.31	9(4)
Institutional Class
06/30/22	$58.69	$0.26	$(7.63)	$(7.37)	$(0.18)	$ (3.91)	$(4.09)	$47.23	(13.85)%	$217,531	0.70%	0.73%	0.42%	27%(4)(5)
06/30/23	47.23	0.37(3)	9.73	10.10	(0.17)	(0.68)	(0.85)	56.48	21.68	265,418	0.70	0.75	0.74	4(4)
06/30/24	56.48	0.48(3)	9.70	10.18	(0.51)	(0.05)	(0.56)	66.10	18.13	274,624	0.70	0.72	0.81	6(4)
06/30/25	66.10	0.35(3)	9.72	10.07	(0.38)	(0.29)	(0.67)	75.50	15.27	227,984	0.70	0.71	0.50	7(4)
06/30/26	75.50	0.27(3)	10.02	10.29	(0.38)	(1.03)	(1.41)	84.38	13.69	164,779	0.70	0.71	0.34	9(4)
Class R6
06/30/22(6)	$61.99	$0.22	$(10.89)	$(10.67)	$(0.16)	$ (3.91)	$(4.07)	$47.25	(18.43)%(7)	$804	0.66%(8)	3.02%(8)	0.47%(8)	27%(4)(5)
06/30/23	47.25	0.39(3)	9.74	10.13	(0.17)	(0.68)	(0.85)	56.53	21.73	20,862	0.66	1.19	0.78	4(4)
06/30/24	56.53	0.51(3)	9.70	10.21	(0.52)	(0.05)	(0.57)	66.17	18.18	66,248	0.66	0.73	0.85	6(4)
06/30/25	66.17	0.38(3)	9.73	10.11	(0.41)	(0.29)	(0.70)	75.58	15.32	68,075	0.66	0.69	0.54	7(4)
06/30/26	75.58	0.30(3)	10.02	10.32	(0.41)	(1.03)	(1.44)	84.46	13.72	76,458	0.66	0.69	0.38	9(4)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01% and 0.01% for the years ended June 30, 2026, 2025, 2024, 2023 and 2022, respectively.
(3)	The net investment income (loss) per share was based on average shares outstanding for the period.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Portfolio turnover excludes the purchases and sales of securities of the AIG Focused Alpha Large-Cap Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(6)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(7)	Not annualized.
(8)	Annualized.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Large Cap Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(2)	Ratio of gross expenses to average net assets(2)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/22	$17.86	$0.08	$(2.03)	$(1.95)	$(0.12)	$ (0.40)	$(0.52)	$15.39	(11.44)%	$4,510	1.05%	1.48%	0.51%	12%(3)
06/30/23	15.39	0.12(4)	2.28	2.40	(0.02)	(0.57)	(0.59)	17.20	15.96	5,259	1.06	1.42	0.75	17(3)
06/30/24	17.20	0.12(4)	1.42	1.54	(0.21)	(0.07)	(0.28)	18.46	9.06	6,464	1.04	1.39	0.67	6(3)
06/30/25	18.46	0.12(4)	1.83	1.95	(0.12)	(0.55)	(0.67)	19.74	10.51	7,518	1.04	1.34	0.63	12(3)
06/30/26	19.74	0.14(4)	3.28	3.42	(0.07)	(0.48)	(0.55)	22.61	17.61	8,439	1.04	1.37	0.69	12(3)
Class C
06/30/22	$17.53	$(0.10)	$(1.96)	$(2.06)	$—	$ (0.40)	$(0.40)	$15.07	(12.15)%	$2,995	1.80%	2.12%	(0.24)%	12%(3)
06/30/23	15.07	(—)(4)(5)	2.23	2.23	—	(0.57)	(0.57)	16.73	15.10	2,036	1.81	2.17	(—)(5)	17(3)
06/30/24	16.73	(0.01)(4)	1.38	1.37	—	(0.07)	(0.07)	18.03	8.20	1,353	1.79	2.46	(0.08)	6(3)
06/30/25	18.03	(0.02)(4)	1.80	1.78	—	(0.55)	(0.55)	19.26	9.79	623	1.79	3.02	(0.12)	12(3)
06/30/26	19.26	(0.01)(4)	3.19	3.18	—	(0.48)	(0.48)	21.96	16.75	720	1.76	4.00	(0.03)	12(3)
Class Y
06/30/22	$17.88	$0.15	$(2.05)	$(1.90)	$(0.16)	$ (0.40)	$(0.56)	$15.42	(11.20)%	$202,913	0.80%	0.88%	0.76%	12%(3)
06/30/23	15.42	0.16(4)	2.29	2.45	(0.08)	(0.57)	(0.65)	17.22	16.24	206,214	0.81	0.90	1.00	17(3)
06/30/24	17.22	0.16(4)	1.42	1.58	(0.25)	(0.07)	(0.32)	18.48	9.28	207,868	0.79	0.89	0.92	6(3)
06/30/25	18.48	0.17(4)	1.85	2.02	(0.17)	(0.55)	(0.72)	19.78	10.86	217,878	0.79	0.89	0.88	12(3)
06/30/26	19.78	0.20(4)	3.28	3.48	(0.10)	(0.48)	(0.58)	22.68	17.87	239,161	0.79	0.88	0.94	12(3)
Institutional Class
06/30/22	$17.91	$0.18	$(2.08)	$(1.90)	$(0.17)	$ (0.40)	$(0.57)	$15.44	(11.15)%	$67,679	0.70%	0.82%	0.86%	12%(3)
06/30/23	15.44	0.18(4)	2.28	2.46	(0.10)	(0.57)	(0.67)	17.23	16.35	60,341	0.71	0.85	1.10	17(3)
06/30/24	17.23	0.18(4)	1.43	1.61	(0.27)	(0.07)	(0.34)	18.50	9.45	64,183	0.69	0.83	1.02	6(3)
06/30/25	18.50	0.19(4)	1.84	2.03	(0.18)	(0.55)	(0.73)	19.80	10.95	69,131	0.69	0.83	0.98	12(3)
06/30/26	19.80	0.22(4)	3.28	3.50	(0.10)	(0.48)	(0.58)	22.72	18.01	75,540	0.69	0.82	1.04	12(3)
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.03% and 0.02% for the years ended June 30, 2026, 2025, 2024, 2023 and 2022, respectively.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Less than $0.005 per share or 0.005%.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Small Company Fund
Period ended	Net asset value at beginning of period	Net investment income (loss)(1)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(2)	Net assets at end of period (000's)	Ratio of net expenses to average net assets(3)	Ratio of gross expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/22	$6.67	$(0.02)	$(0.95)	$(0.97)	$—	$ (1.14)	$(1.14)	$4.56	(17.95)%	$451,081	1.17%	1.17%	(0.31)%	70%(4)
06/30/23	4.56	(—)(5)	0.71	0.71	—	(0.12)	(0.12)	5.15	15.80	484,105	1.19	1.19	(—)(5)	79(4)
06/30/24	5.15	(—)(5)	0.64	0.64	—	(0.01)	(0.01)	5.78	12.41	500,584	1.18	1.18	(—)(5)	59(4)
06/30/25	5.78	(0.01)	0.58	0.57	(0.01)	(0.35)	(0.36)	5.99	9.55	480,704	1.15	1.15	(0.24)	47(4)
06/30/26	5.99	(0.02)	1.34	1.32	—	(0.36)	(0.36)	6.95	22.60	535,018	1.11	1.11	(0.25)	71(4)
Class C
06/30/22^	$8.52	$(0.08)	$(0.89)	$(0.97)	$—	$ (3.01)	$(3.01)	$4.54	(18.70)%	$17,385	1.97%	2.02%	(1.11)%	70%(4)
06/30/23^	4.54	(0.03)	0.71	0.68	—	(0.12)	(0.12)	5.10	15.26	15,992	1.96	2.06	(0.77)	79(4)
06/30/24	5.10	(0.04)	0.62	0.58	—	(0.01)	(0.01)	5.67	11.35	14,146	1.96	2.06	(0.78)	59(4)
06/30/25	5.67	(0.06)	0.57	0.51	—	(0.35)	(0.35)	5.83	8.65	13,376	1.96	2.02	(1.05)	47(4)
06/30/26	5.83	(0.07)	1.31	1.24	—	(0.36)	(0.36)	6.71	21.83	11,438	1.96	2.05	(1.10)	71(4)
Class Y
06/30/22	$7.45	$(—)(5)	$(1.10)	$(1.10)	$—	$ (1.14)	$(1.14)	$5.21	(17.81)%	$222,141	0.91%	0.97%	(0.05)%	70%(4)
06/30/23	5.21	0.02	0.82	0.84	—	(0.12)	(0.12)	5.93	16.33	312,720	0.90	0.98	0.29	79(4)
06/30/24	5.93	0.02	0.73	0.75	—	(0.01)	(0.01)	6.67	12.63	429,455	0.90	0.96	0.28	59(4)
06/30/25	6.67	—(5)	0.67	0.67	(0.03)	(0.35)	(0.38)	6.96	9.80	562,970	0.90	0.93	0.01	47(4)
06/30/26	6.96	(—)(5)	1.57	1.57	—	(0.36)	(0.36)	8.17	23.06	964,437	0.90(6)	0.89	(0.04)	71(4)
Institutional Class
06/30/22	$7.44	$—(5)	$(1.09)	$(1.09)	$—	$ (1.14)	$(1.14)	$5.21	(17.70)%	$21,299	0.81%	0.96%	0.05%	70%(4)
06/30/23	5.21	0.02	0.83	0.85	—	(0.12)	(0.12)	5.94	16.52	24,638	0.80	0.96	0.39	79(4)
06/30/24	5.94	0.02	0.74	0.76	—	(0.01)	(0.01)	6.69	12.78	30,779	0.80	0.94	0.38	59(4)
06/30/25	6.69	0.01	0.67	0.68	(0.03)	(0.35)	(0.38)	6.99	9.93	31,508	0.80	0.92	0.11	47(4)
06/30/26	6.99	—(5)	1.58	1.58	—	(0.36)	(0.36)	8.21	23.11	38,373	0.80	0.89	0.06	71(4)
Class R6
06/30/22	$6.91	$—(5)	$(1.00)	$(1.00)	$—	$ (1.14)	$(1.14)	$4.77	(17.73)%	$53,500	0.81%	0.87%	0.05%	70%(4)
06/30/23	4.77	0.02	0.75	0.77	—	(0.12)	(0.12)	5.42	16.37	65,962	0.80	0.88	0.39	79(4)
06/30/24	5.42	0.02	0.67	0.69	—	(0.01)	(0.01)	6.10	12.72	81,101	0.80	0.87	0.38	59(4)
06/30/25	6.10	0.01	0.61	0.62	(0.03)	(0.35)	(0.38)	6.34	9.90	84,904	0.80	0.84	0.11	47(4)
06/30/26	6.34	— (5)	1.44	1.44	—	(0.36)	(0.36)	7.42	23.26	169,731	0.80	0.80	0.06	71(4)
^	Updated to reflect the effect of a 1 for 0.379048 reverse stock split for Class C shares on October 14, 2022. All historical per share information has been retroactively adjusted to reflect this reverse stock split.
(1)	The net investment income (loss) per share was based on average shares outstanding for the period.
(2)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(3)	The ratio of net and gross expenses to average net assets excluding liquidity provider expenses would have been lower by 0.01%, 0.01%, 0.01%, 0.01% and 0.02% for the years ended June 30, 2026, 2025, 2024, 2023 and 2022, respectively.
(4)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(5)	Less than $0.005 per share or 0.005%.
(6)	Net expenses include amounts recouped by the Adviser.
See accompanying Notes to Financial Statements.

Financial Highlights (Continued)
Touchstone Value Fund
Period ended	Net asset value at beginning of period	Net investment income	Net realized and unrealized gains (losses) on investments	Total from investment operations	Distributions from net investment income	Distributions from realized capital gains	Total distributions	Net asset value at end of period	Total return(1)	Net assets at end of period (000's)	Ratio of net expenses to average net assets	Ratio of gross expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate
Class A
06/30/22	$11.41	$0.11	$(0.63)	$(0.52)	$(0.12)	$ (0.85)	$(0.97)	$9.92	(5.30)%	$156,947	1.08%	1.13%	1.03%	63%(2)
06/30/23	9.92	0.14	0.93	1.07	(0.14)	(0.60)	(0.74)	10.25	11.07	158,698	1.08	1.12	1.34	30(3)
06/30/24	10.25	0.14(4)	1.56	1.70	(0.15)	(0.09)	(0.24)	11.71	16.71	163,754	1.08	1.13	1.30	28
06/30/25	11.71	0.15	1.26	1.41	(0.15)	(0.86)	(1.01)	12.11	12.00	168,596	1.08	1.11	1.23	40
06/30/26	12.11	0.12	1.95	2.07	(0.12)	(1.45)	(1.57)	12.61	18.16	179,949	1.08	1.10	0.99	35
Class C
06/30/22	$11.38	$0.02	$(0.64)	$(0.62)	$(0.03)	$ (0.85)	$(0.88)	$9.88	(6.11)%	$5,722	1.83%	2.08%	0.28%	63%(2)
06/30/23	9.88	0.06	0.94	1.00	(0.06)	(0.60)	(0.66)	10.22	10.35	3,721	1.83	2.05	0.59	30(3)
06/30/24	10.22	0.06(4)	1.54	1.60	(0.06)	(0.09)	(0.15)	11.67	15.76	2,919	1.83	2.16	0.55	28
06/30/25	11.67	0.05	1.27	1.32	(0.06)	(0.86)	(0.92)	12.07	11.20	1,989	1.80	2.30	0.51	40
06/30/26	12.07	0.03	1.95	1.98	(0.04)	(1.45)	(1.49)	12.56	17.31	1,638	1.76	2.68	0.31	35
Class Y
06/30/22	$11.46	$0.14	$(0.64)	$(0.50)	$(0.14)	$ (0.85)	$(0.99)	$9.97	(5.06)%	$86,615	0.83%	0.88%	1.28%	63%(2)
06/30/23	9.97	0.16	0.94	1.10	(0.16)	(0.60)	(0.76)	10.31	11.39	85,516	0.83	0.88	1.59	30(3)
06/30/24	10.31	0.17(4)	1.55	1.72	(0.17)	(0.09)	(0.26)	11.77	16.90	96,905	0.83	0.88	1.55	28
06/30/25	11.77	0.16	1.29	1.45	(0.18)	(0.86)	(1.04)	12.18	12.29	112,416	0.83	0.86	1.48	40
06/30/26	12.18	0.15	1.97	2.12	(0.15)	(1.45)	(1.60)	12.70	18.51	116,078	0.83	0.87	1.24	35
Institutional Class
06/30/22	$11.43	$0.16	$(0.65)	$(0.49)	$(0.16)	$ (0.85)	$(1.01)	$9.93	(5.02)%	$252,281	0.68%	0.83%	1.43%	63%(2)
06/30/23	9.93	0.18	0.94	1.12	(0.18)	(0.60)	(0.78)	10.27	11.62	222,825	0.68	0.80	1.74	30(3)
06/30/24	10.27	0.19(4)	1.55	1.74	(0.19)	(0.09)	(0.28)	11.73	17.14	250,463	0.68	0.81	1.70	28
06/30/25	11.73	0.19	1.27	1.46	(0.20)	(0.86)	(1.06)	12.13	12.42	268,725	0.68	0.80	1.63	40
06/30/26	12.13	0.17	1.96	2.13	(0.17)	(1.45)	(1.62)	12.64	18.67	299,293	0.68	0.79	1.39	35
Class R6
06/30/22(5)	$11.91	$0.11	$(1.11)	$(1.00)	$(0.13)	$ (0.85)	$(0.98)	$9.93	(9.10)%(6)	$395	0.63%(7)	8.11%(7)	1.47%(7)	63%(2)
06/30/23	9.93	0.16	0.96	1.12	(0.18)	(0.60)	(0.78)	10.27	11.64	25,657	0.63	0.91	1.79	30(3)
06/30/24	10.27	0.19(4)	1.57	1.76	(0.20)	(0.09)	(0.29)	11.74	17.29	30,504	0.63	0.79	1.75	28
06/30/25	11.74	0.20	1.26	1.46	(0.20)	(0.86)	(1.06)	12.14	12.47	30,035	0.63	0.79	1.68	40
06/30/26	12.14	0.18	1.95	2.13	(0.18)	(1.45)	(1.63)	12.64	18.63	15,569	0.63	0.82	1.44	35
(1)	Total returns shown exclude the effect of applicable sales loads and fees. If these charges were included, the returns would be lower.
(2)	Portfolio turnover excludes the purchases and sales of securities of the AIG Strategic Value Fund acquired on July 16, 2021. If these transactions were included, portfolio turnover would have been higher.
(3)	Portfolio turnover excludes securities delivered from processing redemptions-in-kind.
(4)	The net investment income (loss) per share was based on average shares outstanding for the period.
(5)	Represents the period from commencement of operations (October 28, 2021) through June 30, 2022 for Class R6.
(6)	Not annualized.
(7)	Annualized.
See accompanying Notes to Financial Statements.

Notes to Financial Statements
June 30, 2026
1. Organization
The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated November 18, 1982. The Trust consists of fourteen funds, including the following seven funds (individually, a “Fund”, and collectively, the “Funds”):
Touchstone Balanced Fund ("Balanced Fund”)
Touchstone Core Municipal Bond Fund ("Core Municipal Bond Fund”)
Touchstone International Value Fund ("International Value Fund”)
Touchstone Large Cap Focused Fund ("Large Cap Focused Fund”)
Touchstone Large Cap Fund ("Large Cap Fund”)
Touchstone Small Company Fund ("Small Company Fund”)
Touchstone Value Fund ("Value Fund”)
Each Fund is diversified, with the exception of the Large Cap Focused Fund, which is non-diversified.
The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The table below indicates the classes of shares that each Fund is registered to offer:
	Class A	Class C	Class Y	Institutional Class	Class R6
Balanced Fund	X	X	X		X
Core Municipal Bond Fund	X	X	X	X
International Value Fund	X	X	X	X
Large Cap Focused Fund	X	X	X	X	X
Large Cap Fund	X	X	X	X
Small Company Fund	X	X	X	X	X
Value Fund	X	X	X	X	X
The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goal, policies, and strategies along with information on the classes of shares currently being offered.
2. Significant Accounting Policies
The following is a summary of the Funds’ significant accounting policies:
Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
Security valuation and fair value measurements — U.S. generally accepted accounting principles (“U.S. GAAP”) defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:
•  Level 1 − quoted prices in active markets for identical securities
•  Level 2 − other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•  Level 3 − significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The aggregate value by input level, as of June 30, 2026, for each Fund’s investments, is included in each Fund’s Portfolio of Investments. The Funds did not hold or transfer any Level 3 categorized securities during the year ended June 30, 2026.
Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.
The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are

Notes to Financial Statements (Continued)
reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.
Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.
Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:
•  If the value of a security has been materially affected by events occurring before the Funds' pricing time but after the close of the primary markets on which the security is traded.
•  If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds' NAV calculation.
•  If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.
•  If the validity of market quotations is not reliable.
Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures established by Touchstone Advisors, Inc. (the “Adviser”) and adopted by the Funds' Board of Trustees (the “Board”) and are generally categorized in Level 3.
Collateralized Loan Obligations — The Balanced Fund may invest in collateralized loan obligations (“CLOs”). CLOs are types of asset-backed securities. A CLO is an entity that is backed by syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CLO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive higher ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Investment companies — The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company whose shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing, and marketing, as well as their share of the Fund’s fees and expenses.

Notes to Financial Statements (Continued)
Futures Contracts — The Balanced Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund must deposit initial margin and, in some instances, daily variation margin, to meet its obligations under a contract with a futures commission merchant.
When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
Swap Contracts — The Balanced Fund may enter into swap transactions to help enhance the value of its portfolio or manage its exposure to different types of investments. Swaps are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indexes, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.
Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.
Generally, bilateral swap agreements and OTC swaps have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or a party's insolvency, and can be transferred by a party only with the prior written consent of the other party. The Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counterparty is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.
Cleared swaps are transacted through futures commission merchants that are members of central clearinghouses with the clearinghouses serving as a central counterparty. Pursuant to rules promulgated under the Dodd-Frank Wall Street Reform and Consumer Protection Act, central clearing of swap agreements is currently required for certain market participants trading certain instruments, and central clearing for additional instruments is expected to be implemented by regulators until the majority of the swaps market is ultimately subject to central clearing.
Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. For OTC swaps, any upfront premiums paid or received are recorded as assets or liabilities, respectively, and are shown as premium paid on swap agreements or premium received on swap agreements in the Statements of Assets and Liabilities. For swaps that are centrally cleared, initial margins, determined by each relevant clearing agency or clearing member, are posted at a clearing broker in accordance with CFTC or the applicable regulator's regulations. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in the value of centrally cleared swaps are recorded in the Statements of Assets and Liabilities as receivable or payable for variation margin on swap agreements and settled daily. Upfront premiums and liquidation payments received or paid are recorded as realized gains or losses at the termination or maturity of the swap. Net periodic payments received or paid by the Fund are recorded as realized gain or loss.
A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, the Fund will only enter into a swap agreement subject to the regulatory limitations set forth in Rule 18f-4 under the 1940 Act (the “Derivatives Rule”).
Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

Notes to Financial Statements (Continued)
(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and
(2)	purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.
Real Estate Investment Trusts — The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks associated with investments in REITs include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.
Derivative instruments and hedging activities — The Balanced Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.
When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and variation margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange-traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (forward foreign currency contracts, options, and swaps). For derivatives traded under an ISDA  Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as cash deposits held at prime broker and due to prime broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the Fund (counterparty) to accelerate payment of any net liability owed to the counterparty (Fund).
For financial reporting purposes, the Balanced Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.
As of June 30, 2026, the Balanced Fund did not hold any assets and liabilities that were subject to a MNA.
The following table sets forth the fair value of the Balanced Fund’s derivative financial instruments by primary risk exposure as of June 30, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Asset Derivatives	Liability Derivatives
Balanced Fund	Futures Contracts - Interest Rate Contracts(1)	$—	$64,337
(1)	Statements of Assets and Liabilities Location: Payable for variation margin on futures contracts. Only current day’s variation margin is reported within the payable/receivable on the Statement of Assets and Liabilities. Includes cumulative appreciation/(depreciation) on futures contracts as reported on the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

Notes to Financial Statements (Continued)
The following table sets forth the effect of the Balanced Fund's derivative financial instruments by primary risk exposure on the Statements of Operations for the year ended June 30, 2026:
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gains (Losses) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
Balanced Fund	Futures - Interest Rate Contracts(1)	$(367,870)	$12,055
	Swap Agreements - Credit Contracts(2)	75,312	—
(1)	Statements of Operations Location: Net realized losses on futures contracts and Net change in unrealized appreciation (depreciation) on futures contracts, respectively.
(2)	Statements of Operations Location: Net realized gains on swap agreements.
For the year ended June 30, 2026, the average quarterly notional value of outstanding derivative financial instruments was as follows:
Balanced Fund
Credit Contracts:
Credit Default Swaps (buy protection) - Notional value	$—(1)
Interest Rate Contracts:
Futures Contracts (long) - Notional Value	53,501,202
Futures Contracts (short) - Notional Value	7,979,241
(1)	The balance at each quarter end was zero.
Portfolio securities loaned — The Funds may lend their portfolio securities. Lending portfolio securities exposes the Funds to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds' custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.
As of June 30, 2026, the following Funds loaned securities and received collateral as follows:
Fund	Security Type	Market Value of Securities Loaned(1)	Market Value of Collateral Received(2)	Net Amount(3)
Balanced Fund	Common Stocks	$7,957,167	$8,315,363	$358,196
	Corporate Bonds	1,642,494	1,715,973	73,479
Total Balanced Fund		9,599,661	10,031,336	431,675
International Value Fund	Common Stocks	3,251,351	3,428,099	176,748
Large Cap Focused Fund	Common Stocks	39,377,106	41,124,782	1,747,676
Value Fund	Common Stocks	4,031,828	4,147,093	115,265
(1)	The remaining contractual maturity is overnight for all securities.
(2)	Gross amount of recognized liabilities for securities lending included in the Statements of Assets and Liabilities.
(3)	Net amount represents the net amount payable due to (received from) the borrower in the event of default.
All cash collateral is received, held, and administered by the Funds' custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.
Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is shown net of fees on the Statements of Operations. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral, and the Fund continues to receive interest or dividends on the loaned securities.
Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

Notes to Financial Statements (Continued)
When-issued or delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. When-issued or delayed delivery transactions physically settling within 35-days are deemed not to involve a senior security. When-issued or delayed delivery transactions that do not physically settle within 35-days are required to be treated as derivatives transactions in compliance with the Derivatives Rule.
Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.
The maximum offering price per share of Class A shares of the equity funds (all of the Funds except the Core Municipal Bond Fund) is equal to the NAV per share plus a sales load equal to 5.26% of the NAV (or 5.00% of the offering price). The maximum offering price per share of Class A shares of the Core Municipal Bond Fund is equal to the NAV per share plus a sales load equal to 3.36% of the NAV (or 3.25% of the offering price). There is no sales load on equity or fixed income fund purchases when aggregate purchases in all Touchstone funds equal at least $1 million or $500,000, respectively. The maximum offering price per share of Classes C, Y, Institutional Class and R6 shares of the Funds is equal to the NAV per share.
The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load purchase due to the aggregate purchase amount in all Touchstone Funds equaling at least $1 million for equity funds or $500,000 for fixed income funds where a Finder’s Fee was paid may be subject to a contingent deferred sales charge (“CDSC”) of up to 1.00% or 0.50% for equity or fixed income funds, respectively, if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% if redeemed within a one-year period from the date of purchase. The CDSC will be assessed on an amount equal to the lesser of (1) the NAV at the time of purchase of the shares being redeemed or (2) the NAV of such shares being redeemed.
Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal pay downs on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discounts and market premiums on debt securities are accreted/amortized to interest income over the life of the security or to the appropriate call date, as applicable, with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds’ policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.
Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. Each Fund, except the Balanced Fund, the Core Municipal Bond Fund and the Value Fund, declares and distributes net investment income, if any, annually, as a dividend to shareholders. The Balanced Fund and Value Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. The Core Municipal Bond Fund declares distributions from net investment income on a daily basis and distributes as a dividend to shareholders on a monthly basis. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds' net investment income from investments in underlying funds is affected by the timing of dividend declarations by the underlying funds.
Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and, if applicable, Touchstone ETF Trust, Touchstone Funds Group Trust and Touchstone Variable Series Trust (collectively with the Trust, “Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.
Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Notes to Financial Statements (Continued)
Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Operating Segments — The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund represents a single operating segment. The management team of the Adviser acts as the Funds’ CODM. The CODM monitors the operating results of the Funds as a whole and also monitors each Fund’s asset allocation for adherence to its principal investment strategies as disclosed in its prospectus. The financial information, including the Funds’ portfolio of investments, total returns, expense ratios and changes in net assets, are used by the CODM to assess the segment’s performance versus the Funds’ benchmarks and to make resource allocation decisions for the Funds’ single segment and is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities and segment expenses are listed on the accompanying statements of operations. The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
Income Taxes —The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (ASU 2023-09), which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund's financial position or the results of its operations.
The International Value Fund paid income taxes in foreign jurisdictions during the year ended June 30, 2026. Cash paid for income taxes, net of refunds received, were as follows:
Income taxes by foreign jurisdiction:	International Value Fund
Canada	$49,391
India	55,660
Japan	69,167
Netherlands	35,800
South Korea	41,439
Taiwan	48,535
Other*	150,993
Total income taxes paid, net of refunds	$450,985
* Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of total income taxes paid by the Fund.
3. Investment Transactions
Investment transactions (excluding short-term investments) were as follows for the year ended June 30, 2026:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund
Purchases of investment securities	$171,576,619	$12,793,213	$73,670,176	$302,785,395
Proceeds from sales and maturities	205,575,909	12,572,269	56,492,830	363,972,916
Purchases of U.S. Government Securities	689,432,871	—	—	—
Proceeds from U.S. Government Securities	708,835,599	—	—	—
Redemptions-in-Kind(1)	—	—	—	292,862,342

Notes to Financial Statements (Continued)
	Large Cap Fund	Small Company Fund	Value Fund
Purchases of investment securities	$37,631,003	$1,285,701,820	$207,984,280
Proceeds from sales and maturities	38,530,521	1,011,576,624	270,260,127
Purchases of U.S. Government Securities	—	—	—
Proceeds from U.S. Government Securities	—	—	—
Redemptions-in-Kind(1)	17,430,543	48,004,702	—
(1)	Redemptions-in-kind are excluded from proceeds from sales and maturities.
4. Transactions with Affiliates and Other Related Parties
Certain officers of the Trust are  also officers of the Adviser, Touchstone Securities, LLC (the “Distributor”), or The Bank of New York Mellon (“BNY Mellon”), the sub-administrator to the Funds. Such officers receive no compensation from the Trust. The Adviser and the Distributor are each wholly-owned subsidiaries of Western & Southern Financial Group, Inc. (“Western & Southern”).
On behalf of the Funds, the Adviser pays each Independent Trustee a quarterly retainer plus additional retainers to the Lead Independent Trustee and the chairs of each standing committee. Interested Trustees do not receive compensation from the Funds. Each Independent Trustee also receives compensation for each Board meeting and committee meeting attended. Each standing committee chair receives additional compensation for each committee meeting that he or she oversees. The Adviser is reimbursed by the Funds for the Independent Trustees’ compensation and out-of-pocket expenses relating to their services. The Funds accrued Trustee-related expenses of $218,715 for the Funds’ Board for the year ended June 30, 2026.
MANAGEMENT & EXPENSE LIMITATION AGREEMENTS
The Adviser provides general investment supervisory services for the Funds, under the terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Adviser a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.
Balanced Fund	0.55% on the first $200 million 0.50% on the next $200 million 0.45% on the next $600 million 0.40% on the next $1 billion 0.35% on assets in excess of $2 billion
Core Municipal Bond Fund	0.40% on the first $300 million 0.30% on assets in excess of $300 million
International Value Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Focused Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Large Cap Fund	0.60% on the first $500 million 0.54% on the next $500 million 0.50% on assets in excess of $1 billion
Small Company Fund	0.70% on the first $500 million 0.65% on the next $300 million 0.60% on the next $200 million 0.50% on the next $1 billion 0.40% on assets in excess of $2 billion
Value Fund	0.65% on the first $200 million 0.55% on assets in excess of $200 million

Notes to Financial Statements (Continued)
The Adviser has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Adviser”):
Barrow, Hanley, Mewhinney & Strauss, LLC d/b/a Barrow Hanley Global Investors	London Company of Virginia d/b/a The London Company
Value Fund	Large Cap Fund
Sage Advisory Services, Ltd Co.	Fort Washington Investment Advisors, Inc.*
Core Municipal Bond Fund	Balanced Fund
LSV Asset Management	Large Cap Focused Fund
International Value Fund	Small Company Fund
* Affiliate of the Adviser and wholly-owned subsidiary of Western & Southern.
The Adviser pays sub-advisory fees to each Sub-Adviser from its advisory fee.
The Adviser entered into an expense limitation agreement (the “Expense Limitation Agreement”) to contractually limit the annual operating expenses of the Funds, excluding: dividend and interest expenses relating to short sales; interest; taxes; brokerage commissions and other transaction costs; portfolio transaction and investment related expenses, including expenses associated with the Funds’ liquidity providers; other expenditures which are capitalized in accordance with U.S. GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum annual operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Adviser has agreed to waive a portion of its fees, and to reimburse certain fund expenses in order to maintain the following expense limitations for the Funds:
	Class A	Class C	Class Y	Institutional Class	Class R6	Termination Date
Balanced Fund	1.01%	1.78%	0.81%	—	0.63%	October 29, 2026
Core Municipal Bond Fund(1)	0.80%	1.49%	0.55%	0.48%	—	October 29, 2026
International Value Fund	1.26%	1.85%	0.89%	0.77%	—	October 29, 2026
Large Cap Focused Fund	1.00%	1.79%	0.72%	0.69%	0.65%	October 29, 2026
Large Cap Fund(2)	1.03%	1.74%	0.78%	0.68%	—	October 29, 2026
Small Company Fund	1.22%	1.95%	0.89%	0.79%	0.79%	October 29, 2026
Value Fund(2)	1.08%	1.75%	0.83%	0.68%	0.63%	October 29, 2026
(1)	Prior to October 29, 2025, the expense limitation for Class C was 1.50%.
(2)	Prior to October 29, 2025, the expense limitation for Class C was 1.78%.
The Expense Limitation Agreement can be terminated, with respect to each Fund, by a vote of the Funds' Board if it deems the termination to be beneficial to the Funds' shareholders.
During the year ended June 30, 2026, the Adviser or its affiliates waived investment advisory fees, administration fees or other operating expenses, including distribution fees of the Funds, as follows:
Fund	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed/ Waived	Total
Balanced Fund	$—	$930	$12,288	$13,218
Core Municipal Bond Fund	—	28,268	151,732	180,000
International Value Fund	—	45,958	238,573	284,531
Large Cap Focused Fund	—	1,091	296,666	297,757
Large Cap Fund	—	78,459	255,062	333,521
Small Company Fund	—	—	43,461	43,461
Value Fund	—	220,389	242,728	463,117
Under the terms of the Expense Limitation Agreement, the Adviser is entitled to recover, subject to approval by the Funds’ Board, such amounts waived or reimbursed, subject to certain limitations, for a period of up to three years from the date on which the Adviser reduced its compensation or assumed expenses for the Funds. A Fund will make repayments to the Adviser only if such repayment does not cause the Fund's operating expenses (after the repayment is taken into account) to exceed the Fund's expense limit in place when such amounts were waived or reimbursed by the Adviser and the Fund's current expense limitation.

Notes to Financial Statements (Continued)
As of June 30, 2026, the Adviser may seek recoupment of previously waived fees and reimbursed expenses as follows:
Fund	Expires on or before June 30, 2027	Expires on or before June 30, 2028	Expires on or before June 30, 2029	Total
Balanced Fund	$6,420	$8,325	$13,218	$27,963
Core Municipal Bond Fund	106,066	112,188	124,486	342,740
International Value Fund	87,423	117,359	148,758	353,540
Large Cap Focused Fund	534,098	366,298	295,009	1,195,405
Large Cap Fund	305,525	310,465	307,111	923,101
Small Company Fund	292,662	224,369	32,208	549,239
Value Fund	390,592	394,789	419,079	1,204,460
For the year ended June 30, 2026, the Adviser recouped previously waived fees or reimbursed expenses from Small Company Fund of $40,343.
ADMINISTRATION AGREEMENT
The Adviser entered into an Administration Agreement with the Trust, whereby the Adviser is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to and filings with the Securities and Exchange Commission (“SEC”) and state securities authorities, as well as materials for meetings of the Board; calculating the daily NAV per share; and maintaining the financial books and records of each Fund.
For its services, the Adviser’s annual administrative fee is:
0.145% on the first $20 billion of the aggregate average daily net assets;
0.11% on the next $10 billion of aggregate average daily net assets;
0.09% on the next $10 billion of aggregate average daily net assets; and
0.07% on the aggregate average daily net assets over $40 billion.
The fee is computed and allocated among the Touchstone Fund Complex on the basis of relative daily net assets.
The Adviser has engaged BNY Mellon as the sub-administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Adviser, not the Trust.
TRANSFER AGENT AGREEMENT
Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon Investment Servicing (U.S.) Inc. (“Transfer Agent”), the Transfer Agent to the Funds maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, the Transfer Agent receives a monthly fee from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by the Transfer Agent, including, but not limited to, postage and supplies.
The Funds may reimburse the Adviser for fees paid to intermediaries such as banks, broker-dealers, financial advisers or other financial institutions for sub-transfer agency, sub-administration and other services provided to investors whose shares of record are held in omnibus, other group accounts, retirement plans or accounts traded through registered securities clearing agents. These fees, which are included in Transfer Agent fees in the Statements of Operations, may vary based on, for example, the nature of services provided, but generally range up to 0.15% of the assets of the class serviced or maintained by the intermediary or up to $22 per sub-account maintained by the intermediary.
PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS
The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that is subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. The fees charged to the Funds are limited to the actual expenses incurred. Under the Class A plan, each Fund offering Class A shares pays an annual fee not to exceed 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee not to exceed 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

Notes to Financial Statements (Continued)
DISTRIBUTION AGREEMENT
The Distributor is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Distribution Agreement between the Trust and the Distributor, the Distributor earned underwriting and broker commissions on the sale of Class A shares of the Funds. W&S Brokerage Services, Inc., an affiliate of the Distributor and the Adviser, also earned broker commissions on the sale of Class A shares of the Funds. Listed below are the total underwriting and broker commissions earned by the Distributor and its affiliate during the year ended June 30, 2026:
Fund	Amount
Balanced Fund	$ 53,401
Core Municipal Bond Fund	88
International Value Fund	4,614
Large Cap Focused Fund	31,051
Large Cap Fund	443
Small Company Fund	18,574
Value Fund	4,227
In addition, the Distributor collected CDSC on the redemption of Class A shares and Class C shares of the Funds listed below during the year ended June 30, 2026:
Fund	Class A	Class C
Balanced Fund	$ 2	$ 2,835
International Value Fund	7	10
Large Cap Focused Fund	361	646
Small Company Fund	57	545
Value Fund	—	172
INTERFUND TRANSACTIONS
Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. During the year ended June 30, 2026, the Funds did not engage in any Rule 17a-7 transactions.
5. Liquidity
ReFlow Fund LLC — The Funds may participate in the ReFlow Fund LLC liquidity program (“ReFlow”), which is designed to provide an alternative liquidity source for funds experiencing redemptions. In order to pay cash to shareholders who redeem their shares on a given day, a fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money. ReFlow provides participating funds with another source of cash by standing ready to purchase shares from a fund up to the amount of the fund’s net redemptions on a given day, cumulatively limited to 3% of the outstanding voting shares of a Fund. ReFlow then generally redeems those shares (in cash or in-kind) when the Fund experiences net sales, at the end of a maximum holding period determined by ReFlow, or at other times at ReFlow’s discretion. In return for this service, the Fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds.
During the year ended June 30, 2026, the following Funds utilized ReFlow. The shares ReFlow subscribed to and redemptions-in-kind were as follows:
Fund	Shares ReFlow Subscribed to	Redemptions-in-kind
Large Cap Focused Fund	3,962,592	$ 292,862,342
Large Cap Fund	934,612	17,430,543
Small Company Fund	13,079,437	48,004,702
Interfund Lending —Pursuant to an Exemptive Order issued by the SEC on March 28, 2017, the Funds, along with certain other funds in the Touchstone Fund Complex, may participate in an interfund lending program. The interfund lending program provides an alternate credit facility that allows the Funds to lend to or borrow from other participating funds in the Touchstone Fund Complex, subject to the conditions of the Exemptive Order. The Funds may not borrow under the facility for leverage purposes and the loans’ duration may be no more than 7 days.

Notes to Financial Statements (Continued)
During the year ended June 30, 2026, the following Fund participated as a lender in the interfund lending program. The daily average amount loaned, weighted average interest rate and interest income were as follows:
Fund	Daily Average Amount Loaned	Weighted Average Interest Rate	Interest Income(1)
Small Company Fund	$ 8,328	4.89%	$ 413
(1)	Included in Interest in the Statements of Operations.
During the year ended June 30, 2026, the following Funds participated as borrowers in the interfund lending program. The daily average amount borrowed, weighted average interest rate and interest expense were as follows:
Fund	Daily Average Amount Borrowed	Weighted Average Interest Rate	Interest Expense(1)
International Value Fund	$ 15,077	4.21%	$ 647
Large Cap Focused Fund	$ 90,373	4.22%	$ 3,878
(1)	Included in Other expenses in the Statements of Operations.
6. Federal Tax Information
Federal Income Tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable and tax-exempt income and accordingly, no provision for income taxes has been made.
In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.
The tax character of distributions paid for the years ended June 30, 2026 and June 30, 2025 were as follows:
	Balanced Fund		Core Municipal Bond Fund		International Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
From ordinary income	$14,698,531	$13,725,321	$42,083	$47,310	$8,516,538	$4,140,141
From tax-exempt income	—	—	1,315,324	1,368,925	—	—
From long-term capital gains	34,630,976	4,485,908	—	—	2,298,620	5,498,005
Total distributions	$49,329,507	$18,211,229	$1,357,407	$1,416,235	$10,815,158	$9,638,146
	Large Cap Focused Fund		Large Cap Fund		Small Company Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025	Year Ended June 30, 2026	Year Ended June 30, 2025
From ordinary income	$10,526,127	$12,007,747	$1,457,352	$2,606,753	$32,076,016	$16,851,559
From long-term capital gains	45,836,029	13,864,082	7,030,863	7,962,671	41,005,936	47,795,643
Total distributions	$56,362,156	$25,871,829	$8,488,215	$10,569,424	$73,081,952	$64,647,202
	Value Fund
	Year Ended June 30, 2026	Year Ended June 30, 2025
From ordinary income	$15,148,473	$9,000,068
From long-term capital gains	61,039,616	38,563,992
Total distributions	$76,188,089	$47,564,060

Notes to Financial Statements (Continued)
The following information is computed on a tax basis for each item as of June 30, 2026:
	Balanced Fund	Core Municipal Bond Fund	International Value Fund	Large Cap Focused Fund	Large Cap Fund
Tax cost of portfolio investments	$678,898,311	$42,235,689	$147,184,762	$1,622,504,950	$161,636,477
Gross unrealized appreciation on investments	339,010,384	449,364	55,680,327	1,975,784,460	162,564,416
Gross unrealized depreciation on investments	(23,430,384)	(644,506)	(15,614,613)	(56,393,550)	(502,052)
Net unrealized appreciation (depreciation) on investments	315,580,000	(195,142)	40,065,714	1,919,390,910	162,062,364
Gross unrealized appreciation on foreign currency transactions and deferred foreign capital gains tax	—	—	9,956	—	—
Gross unrealized depreciation on foreign currency transactions	—	—	(15,347)	—	—
Net unrealized appreciation (depreciation) on foreign currency transactions and deferred foreign capital gains tax	—	—	(5,391)	—	—
Capital loss carryforwards	—	(2,118,923)	(62,481,682)	—	—
Undistributed ordinary income	37,940	—	13,019,654	3,241,402	2,952,399
Undistributed capital gains	31,704,694	—	12,195,314	61,047,134	1,536,254
Other temporary differences	(279,485)	(7,032)	—	—	—
Accumulated earnings (deficit)	$347,043,149	$(2,321,097)	$2,793,609	$1,983,679,446	$166,551,017
	Small Company Fund	Value Fund
Tax cost of portfolio investments	$1,367,047,405	$462,925,950
Gross unrealized appreciation on investments	466,392,417	171,978,048
Gross unrealized depreciation on investments	(86,271,424)	(20,794,424)
Net unrealized appreciation (depreciation) on investments	380,120,993	151,183,624
Gross unrealized appreciation on foreign currency transactions	5	—
Gross unrealized depreciation on foreign currency transactions	(1)	—
Net unrealized appreciation (depreciation) on foreign currency transactions	4	—
Undistributed ordinary income	33,577,015	3,552,499
Undistributed capital gains	76,806,170	31,475,401
Accumulated earnings (deficit)	$490,504,182	$186,211,524
The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, partnerships and debt to equity adjustments, investments in passive foreign investment company (“PFIC”) adjustments and callable bonds.
As of June 30, 2026, the Funds had the following capital loss carryforwards for federal income tax purposes:
Fund	No Expiration Short Term	No Expiration Long Term	Total
Core Municipal Bond Fund	$ 1,330,879	$ 788,044	$ 2,118,923
International Value Fund*	33,359,310	29,122,372	62,481,682
*	Future utilization may be limited under current tax laws.
The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
During the year ended June 30, 2026, the following Fund utilized capital loss carryforwards:
Fund	Utilized
International Value Fund	$ 756,729

Notes to Financial Statements (Continued)
Under current laws, certain capital losses realized after October 31 and ordinary losses realized after December 31 may be deferred (and certain ordinary losses after October and/or December 31 may be deferred) and treated as occurring on the first day of the following fiscal year. For the year ended June 30, 2026, the Funds did not elect to defer any losses.
The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is more likely than not to be sustained assuming examination by tax authorities. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.
Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital as presented on the Statements of Assets and Liabilities. These reclassifications have no impact on the net assets or NAV per share of the Funds. The following reclassifications, which are primarily attributed to the tax treatment of net operating loss, redemptions in-kind, deemed distributions on shareholder redemptions, taxable overdistribution, differing tax and GAAP distribution requirements, have been made to the following Funds for the year ended June 30, 2026.
Fund	Paid-In Capital	Distributable Earnings
Balanced Fund	$ 779,768	$ (779,768)
Core Municipal Bond Fund	(661)	661
International Value Fund	581,751	(581,751)
Large Cap Focused Fund	248,948,581	(248,948,581)
Large Cap Fund	9,888,376	(9,888,376)
Small Company Fund	30,970,323	(30,970,323)
Value Fund	2,217,083	(2,217,083)
7. Commitments and Contingencies
The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.
8. Principal Risks
Risks Associated with Foreign Investments – Certain Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which could affect such investments. Political and military events may cause market disruptions. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.
Risks Associated with Sector Concentration – Certain Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to economic, political, and regulatory developments, positive or negative, in a particular sector of the market and may experience increased volatility in the Funds' NAVs and magnified effect on the total return.
Risks Associated with Credit – An issuer may be unable to make timely payments of either principal or interest. This may cause the issuer’s securities to decline in value. Credit risk is particularly relevant to those Funds that invest a significant amount of their assets in junk bonds or lower-rated securities.
Risks Associated with Cybersecurity – With the increased use of technologies, such as mobile devices and “cloud”-based service offerings and the dependence on the Internet and computer systems to perform necessary business functions, the Funds' service

Notes to Financial Statements (Continued)
providers are susceptible to Cybersecurity risks that could result in losses to a Fund and its shareholders. Cybersecurity breaches are either intentional or unintentional events that allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause a Fund or Fund service provider to suffer data corruption or lose operational functionality. A Cybersecurity breach could result in the loss or theft of customer data or funds, loss or theft of proprietary information or corporate data, physical damage to a computer or network system, or costs associated with system repairs, any of which could have a substantial impact on a Fund. Cybersecurity incidents could cause a Fund, the Adviser, a Sub-Adviser, or other service provider to incur regulatory penalties, reputational damage, compliance costs associated with corrective measures, litigation costs, or financial loss. They may also result in violations of applicable privacy and other laws. In addition, such incidents could affect issuers in which a Fund invests, thereby causing the Fund’s investments to lose value.
Risks Associated with Interest Rate Changes – In general, when interest rates rise, the prices of debt securities fall, and when interest rates fall, the prices of debt securities rise. The price volatility of a debt security also depends on its maturity. Longer-term securities are generally more volatile, so the longer the average maturity or duration of these securities, the greater their price risk. Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates that incorporates a security's yield, coupon, final maturity, and call features, among other characteristics. The longer a fixed-income security's duration, the more sensitive it will be to changes in interest rates. Maturity, on the other hand, is the date on which a fixed-income security becomes due for payment of principal. Recent and potential future changes in government policy may affect interest rates.
Risks Associated with Liquidity – Liquidity risk exists when particular investments are difficult to purchase or sell. This can reduce a Fund’s returns because the Fund may be unable to transact at advantageous times or prices, or at all.
Risks Associated with Health Crises – A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect Fund performance. For example, the COVID-19 pandemic resulted in significant disruptions to global business activity and market volatility due to disruptions in market access, resource availability, facilities, operations, imposition of tariffs, export controls and supply chain disruption, among others. The impact of a health crisis and other epidemics and pandemics that may arise in the future could affect the global economy in ways that cannot necessarily be foreseen at the present time. A health crisis may exacerbate other pre-existing political, social and economic risks. Any such impact could adversely affect a Fund's performance, resulting in losses to your investment.
Please see the Funds’ prospectus and statement of additional information for a complete discussion of these and other risks.
9. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure in the Funds’ financial statements.

Report of Independent Registered Public Accounting Firm
To the Shareholders of Touchstone Balanced Fund, Touchstone Core Municipal Bond Fund, Touchstone International Value Fund, Touchstone Large Cap Focused Fund, Touchstone Large Cap Fund, Touchstone Small Company Fund and Touchstone Value Fund and the Board of Trustees of Touchstone Strategic Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Touchstone Strategic Trust (the “Trust”) comprising the Touchstone Balanced Fund, Touchstone Core Municipal Bond Fund, Touchstone International Value Fund, Touchstone Large Cap Focused Fund, Touchstone Large Cap Fund, Touchstone Small Company Fund and Touchstone Value Fund (collectively referred to as the “Funds”), including the portfolios of investments, as of June 30, 2026, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Touchstone Strategic Trust at June 30, 2026, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Touchstone Investments’ investment companies since 1999.
Cincinnati, Ohio
August 21, 2026

Other Items (Unaudited)
Qualified Dividend Income
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the following percentages of ordinary dividends paid during the fiscal year ended June 30, 2026 are designated as “qualified dividend income,” as defined in the Act, and are subject to reduced tax rates. The Funds intend to pass through the maximum allowable percentage for Form 1099 Div.
Balanced Fund	43.79%
International Value Fund	25.19%
Large Cap Focused Fund	100.00%
Large Cap Fund	100.00%
Small Company Fund	16.51%
Value Fund	64.56%
Dividend Received Deduction
For corporate shareholders, the following ordinary distributions paid during the fiscal year ended June 30, 2026 qualify for the corporate dividends received deduction. The Funds intend to pass through the maximum allowable percentage.
Balanced Fund	39.38%
International Value Fund	0.02%
Large Cap Focused Fund	100.00%
Large Cap Fund	100.00%
Small Company Fund	16.51%
Value Fund	53.71%
For the fiscal year ended June 30, 2026, the Funds designated long-term capital gains as follows:
Balanced Fund	$ 50,061,195
International Value Fund	$ 14,701,857
Large Cap Focused Fund	$ 133,473,431
Large Cap Fund	$ 7,644,129
Small Company Fund	$ 118,449,899
Value Fund	$ 63,256,699
Of the dividends paid from net investment income during the most-recent fiscal year, 97.54% was designated as exempt interest dividends for federal income tax purposes for the Core Municipal Bond Fund.
Foreign Tax Income and Foreign Tax Credit
The International Value Fund intends to pass through a foreign tax credit to the shareholders. For the fiscal year ended June 30, 2026, the total amount of foreign source income is $5,265,590 or $0.69 per share. The total amount of foreign taxes to be paid is $531,626 or $0.07 per share. Shareholder’s allocable share of the foreign tax credit will be reported on Form 1099 Div.
Proxy Voting Guidelines and Proxy Voting Records
The Sub-Advisers are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisers use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge by calling toll free 1.800.543.0407 or by visiting the Touchstone website at TouchstoneInvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30, which will be filed by August 31 of that year, is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at sec.gov.
Quarterly Portfolio Disclosure
Each Fund’s holdings as of the end of the third month of every fiscal quarter will be disclosed on Form N-PORT within 60 days of the end of the fiscal quarter. The complete listing of each Fund’s portfolio holdings is available on the Commission’s website and will be made available to shareholders upon request by calling 1.800.543.0407.

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Touchstone Investments
Distributor
Touchstone Securities, LLC*
303 Broadway
Cincinnati, Ohio 45202-4203
800.638.8194
www.touchstoneinvestments.com
Investment Adviser
Touchstone Advisors, Inc.*
303 Broadway
Cincinnati, Ohio 45202-4203
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
P.O. Box 534467
Pittsburgh, PA 15253-4467
Shareholder Service
800.543.0407
* A Member of Western & Southern Financial Group
TSF-TST-AR-NCSR-2606

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is included as part of the material filed under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not Applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not Applicable.

(a)(5)	Not Applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/31/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, President
(principal executive officer)

Date:	8/31/2026

By (Signature and Title)	/s/ Terri A. Lucas
Terri A. Lucas, Controller and Treasurer
(principal financial officer)

Date:	8/31/2026